SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 1.6%
Airbus SE (Netherlands)	2,175	$508,440
Northrop Grumman Corp.	904	550,825
RTX Corp.	3,902	652,922

		1,712,187

Air Freight & Logistics — 0.8%
FedEx Corp.	3,614	852,217

		852,217

Automobiles — 2.9%
General Motors Co.	3,953	241,014
Tesla, Inc.(1)	6,264	2,785,726

		3,026,740

Banks — 2.5%
Citigroup, Inc.	13,045	1,324,068
JPMorgan Chase & Co.	3,524	1,111,575
PNC Financial Services Group, Inc.	1,004	201,734

		2,637,377

Beverages — 1.3%
Coca-Cola Co.	15,716	1,042,285
Keurig Dr Pepper, Inc.	7,177	183,085
PepsiCo, Inc.	1,020	143,249

		1,368,619

Biotechnology — 1.8%
AbbVie, Inc.	3,946	913,657
Gilead Sciences, Inc.	2,800	310,800
Regeneron Pharmaceuticals, Inc.	945	531,345
Vertex Pharmaceuticals, Inc.(1)	364	142,557

		1,898,359

Broadline Retail — 4.5%
Amazon.com, Inc.(1)	21,719	4,768,841

		4,768,841

Building Products — 0.4%
Trane Technologies PLC	1,044	440,526

		440,526

Capital Markets — 2.1%
Blackrock, Inc.	556	648,224
Charles Schwab Corp.	5,943	567,378
CME Group, Inc.	1,096	296,128
Nasdaq, Inc.	2,039	180,350
TPG, Inc.	8,810	506,134

		2,198,214

Chemicals — 1.1%
Corteva, Inc.	5,346	361,550
DuPont de Nemours, Inc.	5,708	444,653
Linde PLC	176	83,600
PPG Industries, Inc.	2,527	265,613

		1,155,416

Commercial Services & Supplies — 0.6%
Cintas Corp.	940	192,944
Copart, Inc.(1)	4,482	201,556
Waste Connections, Inc.	1,433	251,921

		646,421

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 1.9%
Cisco Systems, Inc.	29,832	$2,041,105

		2,041,105

Construction Materials — 0.8%
CRH PLC	6,824	818,198

		818,198

Consumer Finance — 1.0%
Capital One Financial Corp.	4,974	1,057,373

		1,057,373

Consumer Staples Distribution & Retail — 2.1%
BJ’s Wholesale Club Holdings, Inc.(1)	1,652	154,049
Costco Wholesale Corp.	506	468,369
Target Corp.	2,227	199,762
U.S. Foods Holding Corp.(1)	1,145	87,730
Walmart, Inc.	12,402	1,278,150

		2,188,060

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	22,886	646,301

		646,301

Electric Utilities — 1.8%
Constellation Energy Corp.	383	126,034
NextEra Energy, Inc.	6,730	508,048
NRG Energy, Inc.	3,172	513,705
PPL Corp.	8,497	315,748
Southern Co.	2,882	273,127
Xcel Energy, Inc.	1,595	128,637

		1,865,299

Electrical Equipment — 0.4%
GE Vernova, Inc.	755	464,250

		464,250

Entertainment — 3.0%
Live Nation Entertainment, Inc.(1)	4,355	711,607
Netflix, Inc.(1)	543	651,013
ROBLOX Corp., Class A(1)	3,796	525,822
Spotify Technology SA(1)	459	320,382
Walt Disney Co.	8,578	982,181

		3,191,005

Financial Services — 4.3%
Apollo Global Management, Inc.	3,877	516,688
Berkshire Hathaway, Inc., Class B(1)	2,437	1,225,177
Corebridge Financial, Inc.	4,944	158,455
Mastercard, Inc., Class A	2,957	1,681,971
Toast, Inc., Class A(1)	4,677	170,757
Visa, Inc., Class A	2,141	730,895

		4,483,943

Food Products — 0.2%
Mondelez International, Inc., Class A	3,417	213,460

		213,460

Ground Transportation — 0.5%
Union Pacific Corp.	2,287	540,578

		540,578

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	2,404	$321,992
Becton Dickinson & Co.	2,719	508,915
Boston Scientific Corp.(1)	4,589	448,024
Dexcom, Inc.(1)	2,012	135,388
Intuitive Surgical, Inc.(1)	787	351,970
Medtronic PLC	2,135	203,337

		1,969,626

Health Care Providers & Services — 2.3%
Cencora, Inc.	467	145,952
Cigna Group	614	176,985
CVS Health Corp.	2,868	216,219
HCA Healthcare, Inc.	306	130,417
Humana, Inc.	203	52,815
McKesson Corp.	980	757,089
UnitedHealth Group, Inc.	2,597	896,744

		2,376,221

Health Care REITs — 0.5%
Welltower, Inc.	3,025	538,874

		538,874

Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	5,600	219,464
McDonald’s Corp.	1,212	368,314
Starbucks Corp.	1,948	164,801

		752,579

Household Products — 0.7%
Procter & Gamble Co.	4,786	735,369

		735,369

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	323	63,282

		63,282

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	3,999	841,790

		841,790

Industrial REITs — 0.4%
Prologis, Inc.	3,970	454,644

		454,644

Insurance — 3.0%
Allstate Corp.	4,616	990,824
American International Group, Inc.	7,638	599,889
Aon PLC, Class A	833	297,031
Arch Capital Group Ltd.	3,570	323,906
Assured Guaranty Ltd.	1,155	97,771
Progressive Corp.	1,358	335,358
Prudential PLC (United Kingdom)	24,590	346,142
Unum Group	1,489	115,814

		3,106,735

Interactive Media & Services — 7.3%
Alphabet, Inc., Class A	17,810	4,329,611
Meta Platforms, Inc., Class A	4,588	3,369,335

		7,698,946

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Life Sciences Tools & Services — 1.7%
Bio-Rad Laboratories, Inc., Class A(1)	1,764	$494,608
Danaher Corp.	896	177,641
Thermo Fisher Scientific, Inc.	2,365	1,147,072

		1,819,321

Machinery — 1.3%
Fortive Corp.	9,143	447,916
Ingersoll Rand, Inc.	3,424	282,891
Otis Worldwide Corp.	6,785	620,352

		1,351,159

Media — 0.2%
Charter Communications, Inc., Class A(1)	642	176,617

		176,617

Metals & Mining — 0.5%
Barrick Mining Corp.	3,811	124,887
Glencore PLC (United Kingdom)	88,614	409,507

		534,394

Multi-Utilities — 0.6%
Ameren Corp.	4,998	521,691
CenterPoint Energy, Inc.	3,011	116,827

		638,518

Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.(1)	3,923	131,656
BP PLC (United Kingdom)	37,772	216,677
Cenovus Energy, Inc. (Canada)	32,503	551,876
ConocoPhillips	6,071	574,256
Exxon Mobil Corp.	14,169	1,597,555
Shell PLC (United Kingdom)	14,375	511,801

		3,583,821

Passenger Airlines — 0.2%
Southwest Airlines Co.	7,518	239,899

		239,899

Pharmaceuticals — 2.4%
Eli Lilly & Co.	1,858	1,417,654
Johnson & Johnson	4,080	756,514
Merck & Co., Inc.	3,912	328,334

		2,502,502

Semiconductors & Semiconductor Equipment — 14.7%
Analog Devices, Inc.	6,625	1,627,762
Broadcom, Inc.	11,761	3,880,072
Intel Corp.(1)	27,071	908,232
Marvell Technology, Inc.	15,950	1,340,917
NVIDIA Corp.	40,403	7,538,392
QUALCOMM, Inc.	809	134,585

		15,429,960

Software — 10.1%
AppLovin Corp., Class A(1)	468	336,277
Microsoft Corp.	16,015	8,294,969
Oracle Corp.	2,185	614,509
Palantir Technologies, Inc., Class A(1)	7,571	1,381,102

		10,626,857

Specialized REITs — 0.9%
American Tower Corp.	5,166	993,525

		993,525

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 1.2%
Home Depot, Inc.	1,821	$737,851
TJX Cos., Inc.	3,401	491,581

		1,229,432

Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	21,786	5,547,369
Pure Storage, Inc., Class A(1)	9,841	824,775
Seagate Technology Holdings PLC	2,635	622,018

		6,994,162

Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A	6,163	143,598
NIKE, Inc., Class B	470	32,773
On Holding AG, Class A(1)	4,431	187,653

		364,024

Tobacco — 0.6%
Philip Morris International, Inc.	4,157	674,265

		674,265

Trading Companies & Distributors — 0.6%
United Rentals, Inc.	672	641,532

		641,532

Total Common Stocks (Cost $67,545,800)		104,552,543

	Principal Amount	Value
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $925,997, due 10/1/2025(2)	$925,965	925,965

Total Repurchase Agreements (Cost $925,965)		925,965

Total Investments — 100.2% (Cost $68,471,765)		105,478,508

Liabilities in excess of other assets — (0.2)%		(241,799)

Total Net Assets — 100.0%		$105,236,709

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$836,900	$944,542

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$102,559,976	$1,992,567	*	$—	$104,552,543
Repurchase Agreements	—	925,965		—	925,965

Total	$102,559,976	$2,918,532		$—	$105,478,508

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 4.1%
Curtiss-Wright Corp.	1,162	$630,896
RTX Corp.	20,324	3,400,815

		4,031,711

Automobile Components — 0.8%
BorgWarner, Inc.	18,482	812,469

		812,469

Banks — 10.1%
Citigroup, Inc.	26,392	2,678,788
JPMorgan Chase & Co.	15,712	4,956,036
Wells Fargo & Co.	28,652	2,401,611

		10,036,435

Biotechnology — 4.6%
Gilead Sciences, Inc.	14,607	1,621,377
Regeneron Pharmaceuticals, Inc.	4,334	2,436,878
United Therapeutics Corp.(1)	1,181	495,087

		4,553,342

Building Products — 1.1%
Allegion PLC	6,293	1,116,064

		1,116,064

Capital Markets — 2.9%
Raymond James Financial, Inc.	4,814	830,896
S&P Global, Inc.	4,240	2,063,651

		2,894,547

Chemicals — 1.3%
CF Industries Holdings, Inc.	10,053	901,754
PPG Industries, Inc.	3,644	383,021

		1,284,775

Commercial Services & Supplies — 2.4%
MSA Safety, Inc.	3,584	616,699
Veralto Corp.	16,654	1,775,483

		2,392,182

Communications Equipment — 1.7%
Cisco Systems, Inc.	24,553	1,679,916

		1,679,916

Consumer Staples Distribution & Retail — 3.9%
Casey’s General Stores, Inc.	1,882	1,063,932
Walmart, Inc.	27,553	2,839,612

		3,903,544

Distributors — 1.3%
Genuine Parts Co.	4,971	688,981
Pool Corp.	2,022	626,961

		1,315,942

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	73,244	2,068,411

		2,068,411

Electrical Equipment — 1.6%
Generac Holdings, Inc.(1)	6,508	1,089,439
nVent Electric PLC	4,769	470,414

		1,559,853

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 1.1%
Zebra Technologies Corp., , Class A(1)	3,596	$1,068,587

		1,068,587

Energy Equipment & Services — 0.5%
Cactus, Inc., Class A	11,848	467,641

		467,641

Entertainment — 3.2%
Electronic Arts, Inc.	5,093	1,027,258
Walt Disney Co.	18,976	2,172,752

		3,200,010

Financial Services — 6.6%
Berkshire Hathaway, Inc., Class B(1)	7,793	3,917,853
Fiserv, Inc.(1)	4,308	555,430
Mastercard, Inc., Class A	3,013	1,713,825
MGIC Investment Corp.	12,546	355,930

		6,543,038

Ground Transportation — 2.9%
CSX Corp.	26,276	933,060
JB Hunt Transport Services, Inc.	4,328	580,688
Landstar System, Inc.	4,746	581,670
Uber Technologies, Inc.(1)	8,433	826,181

		2,921,599

Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.(1)	4,336	542,954
GE HealthCare Technologies, Inc.	8,268	620,927
ResMed, Inc.	3,735	1,022,381

		2,186,262

Health Care Providers & Services — 5.5%
Cencora, Inc.	4,827	1,508,582
HCA Healthcare, Inc.	1,814	773,127
Quest Diagnostics, Inc.	8,139	1,551,131
UnitedHealth Group, Inc.	4,596	1,586,999

		5,419,839

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	7,144	1,085,888

		1,085,888

Insurance — 2.3%
Axis Capital Holdings Ltd.	14,068	1,347,714
MetLife, Inc.	11,034	908,871

		2,256,585

Interactive Media & Services — 0.8%
Alphabet, Inc., Class C	3,042	740,879

		740,879

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	12,025	1,543,409
Charles River Laboratories International, Inc.(1)	3,695	578,120

		2,121,529

Machinery — 4.0%
Allison Transmission Holdings, Inc.	4,768	404,708
ITT, Inc.	5,389	963,338
Otis Worldwide Corp.	10,684	976,838
PACCAR, Inc.	7,265	714,295
Westinghouse Air Brake Technologies Corp.	4,660	934,190

		3,993,369

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Metals & Mining — 1.0%
Steel Dynamics, Inc.	6,912	$963,740

		963,740

Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	19,991	485,381
Chevron Corp.	12,695	1,971,407
ConocoPhillips	14,482	1,369,852
EOG Resources, Inc.	20,507	2,299,245
Phillips 66	5,450	741,309

		6,867,194

Pharmaceuticals — 4.9%
Johnson & Johnson	26,152	4,849,104

		4,849,104

Professional Services — 0.7%
Paycom Software, Inc.	3,230	672,292

		672,292

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.(1)	3,399	1,013,854

		1,013,854

Semiconductors & Semiconductor Equipment — 5.2%
Lam Research Corp.	5,271	705,787
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,264	1,470,182
Texas Instruments, Inc.	16,393	3,011,886

		5,187,855

Specialized REITs — 0.6%
Public Storage	1,905	550,259

		550,259

Specialty Retail — 5.2%
Dick’s Sporting Goods, Inc.	6,028	1,339,542
Lowe’s Cos., Inc.	6,798	1,708,405
Ross Stores, Inc.	7,819	1,191,538
Ulta Beauty, Inc.(1)	1,683	920,180

		5,159,665

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	8,126	566,626

		566,626

Tobacco — 2.3%
Philip Morris International, Inc.	14,319	2,322,542

		2,322,542

Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	7,652	705,055

		705,055

Total Common Stocks (Cost $76,337,067)		98,512,603

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $765,913, due 10/1/2025(2)	$765,886	$765,886

Total Repurchase Agreements (Cost $765,886)		765,886

Total Investments — 100.1% (Cost $77,102,953)		99,278,489

Liabilities in excess of other assets — (0.1)%		(97,775)

Total Net Assets — 100.0%		$99,180,714

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$692,200	$781,210

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$98,512,603	$—	$—	$98,512,603
Repurchase Agreements	—	765,886	—	765,886

Total	$98,512,603	$765,886	$—	$99,278,489

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.7%
Aerospace & Defense — 3.3%
Boeing Co.(1)	11,511	$2,484,419
General Electric Co.	11,206	3,370,989
RTX Corp.	16,136	2,700,037

		8,555,445

Automobiles — 0.7%
Tesla, Inc.(1)	4,257	1,893,173

		1,893,173

Banks — 4.0%
JPMorgan Chase & Co.	20,522	6,473,255
Wells Fargo & Co.	46,976	3,937,528

		10,410,783

Beverages — 0.6%
Monster Beverage Corp.(1)	24,072	1,620,286

		1,620,286

Biotechnology — 1.8%
Gilead Sciences, Inc.	21,344	2,369,184
Vertex Pharmaceuticals, Inc.(1)	6,013	2,354,931

		4,724,115

Broadline Retail — 4.8%
Amazon.com, Inc.(1)	56,310	12,363,987

		12,363,987

Building Products — 0.5%
Builders FirstSource, Inc.(1)	10,867	1,317,624

		1,317,624

Capital Markets — 4.2%
Goldman Sachs Group, Inc.	3,962	3,155,139
Intercontinental Exchange, Inc.	15,902	2,679,169
KKR & Co., Inc.	18,855	2,450,207
Nasdaq, Inc.	29,257	2,587,781

		10,872,296

Chemicals — 1.9%
Linde PLC	5,168	2,454,800
Sherwin-Williams Co.	7,426	2,571,327

		5,026,127

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	5,688	1,305,282

		1,305,282

Consumer Finance — 1.3%
American Express Co.	10,062	3,342,194

		3,342,194

Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc.(1)	26,415	2,463,199
Walmart, Inc.	48,664	5,015,312

		7,478,511

Distributors — 0.9%
Pool Corp.	7,323	2,270,643

		2,270,643

Electrical Equipment — 2.2%
AMETEK, Inc.	6,660	1,252,080
Emerson Electric Co.	14,993	1,966,782
GE Vernova, Inc.	3,806	2,340,309

		5,559,171

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Electronic Equipment, Instruments & Components — 0.5%
Trimble, Inc.(1)	16,500	$1,347,225

		1,347,225

Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	17,698	1,848,556
Netflix, Inc.(1)	3,537	4,240,580

		6,089,136

Financial Services — 2.4%
Klarna Group PLC(1)	29,906	1,096,055
Mastercard, Inc., Class A	9,177	5,219,969

		6,316,024

Food Products — 0.7%
McCormick & Co., Inc.	25,174	1,684,392

		1,684,392

Gas Utilities — 0.9%
Atmos Energy Corp.	13,633	2,327,835

		2,327,835

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	24,007	3,215,497
Boston Scientific Corp.(1)	14,633	1,428,620
Edwards Lifesciences Corp.(1)	26,132	2,032,286

		6,676,403

Health Care REITs — 1.3%
Welltower, Inc.	19,013	3,386,976

		3,386,976

Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(1)	6,525	1,943,863

		1,943,863

Hotels, Restaurants & Leisure — 1.9%
Marriott International, Inc., Class A	10,008	2,606,483
Starbucks Corp.	28,556	2,415,838

		5,022,321

Household Durables — 0.6%
Lennar Corp., Class A	12,488	1,573,987

		1,573,987

Insurance — 1.7%
Arthur J Gallagher & Co.	6,696	2,074,019
Chubb Ltd.	7,905	2,231,186

		4,305,205

Interactive Media & Services — 8.5%
Alphabet, Inc., Class A	57,773	14,044,616
Meta Platforms, Inc., Class A	10,812	7,940,117

		21,984,733

Machinery — 3.3%
Caterpillar, Inc.	5,715	2,726,912
Ingersoll Rand, Inc.	23,682	1,956,607
ITT, Inc.	9,239	1,651,564
Parker-Hannifin Corp.	2,994	2,269,901

		8,604,984

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

September 30, 2025 (unaudited)	Shares	Value
Common Stocks — (continued)
Multi-Utilities — 1.1%
WEC Energy Group, Inc.	23,864	$2,734,576

		2,734,576

Oil, Gas & Consumable Fuels — 2.9%
Diamondback Energy, Inc.	7,772	1,112,173
Expand Energy Corp.	11,809	1,254,588
Exxon Mobil Corp.	31,465	3,547,679
Williams Cos., Inc.	25,935	1,642,982

		7,557,422

Pharmaceuticals — 1.9%
Eli Lilly & Co.	6,485	4,948,055

		4,948,055

Semiconductors & Semiconductor Equipment — 13.4%
Broadcom, Inc.	26,666	8,797,380
KLA Corp.	2,724	2,938,106
NVIDIA Corp.	123,175	22,981,992

		34,717,478

Software — 12.2%
AppLovin Corp., Class A(1)	1,234	886,678
Intuit, Inc.	4,037	2,756,908
Microsoft Corp.	39,350	20,381,332
Oracle Corp.	13,022	3,662,307
PTC, Inc.(1)	10,125	2,055,578
Tyler Technologies, Inc.(1)	3,279	1,715,442

		31,458,245

Specialty Retail — 2.0%
AutoZone, Inc.(1)	593	2,544,112
Lowe’s Cos., Inc.	10,107	2,539,990

		5,084,102

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	74,627	19,002,273

		19,002,273

Trading Companies & Distributors — 0.8%
FTAI Aviation Ltd.	11,908	1,986,969

		1,986,969

Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	10,081	2,413,190

		2,413,190

Total Common Stocks (Cost $167,944,959)		257,905,031

	Principal Amount	Value
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,448,717, due 10/1/2025(2)	$1,448,667	1,448,667

Total Repurchase Agreements (Cost $1,448,667)		1,448,667

Total Investments — 100.3% (Cost $169,393,626)		259,353,698

Liabilities in excess of other assets — (0.3)%		(677,968)

Total Net Assets — 100.0%		$258,675,730

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$1,309,300	$1,477,674

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$257,905,031	$—	$—	$257,905,031
Repurchase Agreements	—	1,448,667	—	1,448,667

Total	$257,905,031	$1,448,667	$—	$259,353,698

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 98.5%
Australia — 1.9%
QBE Insurance Group Ltd.	46,100	$628,856
Telstra Group Ltd.	233,297	744,590

		1,373,446

Cayman Islands — 1.2%
Sea Ltd., ADR(1)	4,744	847,895

		847,895

Denmark — 4.6%
DSV A/S	5,053	1,008,786
Novo Nordisk AS, Class B	23,364	1,289,593
Novonesis (Novozymes) B	17,501	1,072,736

		3,371,115

France — 14.3%
Air Liquide SA	11,341	2,360,192
EssilorLuxottica SA	3,392	1,106,389
Legrand SA	7,860	1,311,137
Safran SA	9,400	3,328,923
Schneider Electric SE	6,974	1,968,799
SPIE SA	8,109	438,506

		10,513,946

Germany — 7.2%
Bilfinger SE	4,108	452,693
Deutsche Boerse AG	3,641	975,758
Muenchener Rueckversicherungs-Gesellschaft AG	1,493	953,961
Rheinmetall AG	169	393,408
SAP SE	5,901	1,582,009
Scout24 SE(2)	3,747	469,144
Siemens AG, Reg S	1,557	420,107

		5,247,080

Hong Kong — 2.3%
Hong Kong Exchanges & Clearing Ltd.	29,200	1,659,656

		1,659,656

Ireland — 1.6%
Ryanair Holdings PLC, ADR	20,149	1,213,373

		1,213,373

Italy — 1.4%
Prysmian SpA	10,458	1,044,588

		1,044,588

Japan — 23.1%
Advantest Corp.	10,500	1,049,794
Ajinomoto Co., Inc.	29,700	852,030
Azbil Corp.	79,800	758,901
Cosmos Pharmaceutical Corp.	10,400	607,498
Hitachi Ltd.	68,900	1,809,314
IHI Corp.	65,800	1,223,862
Kao Corp.	24,800	1,080,872
Nintendo Co. Ltd.	16,800	1,439,195
Obic Co. Ltd.	18,100	631,849
Rakuten Bank Ltd.(1)	22,800	1,270,969
Recruit Holdings Co. Ltd.	22,300	1,196,486
Sanrio Co. Ltd.	7,800	365,291
Sony Financial Group, Inc.(1)	104,400	115,777
Sony Group Corp.	104,400	2,995,780
Suzuki Motor Corp.	44,900	654,495
Terumo Corp.	53,600	884,603

		16,936,716

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Netherlands — 7.5%
Argenx SE(1)	1,024	$752,212
ASML Holding NV	2,276	2,219,014
Ferrovial SE	17,342	998,187
Heineken NV	8,742	682,758
Prosus NV	11,896	843,649

		5,495,820

Singapore — 2.1%
DBS Group Holdings Ltd.	38,540	1,526,373

		1,526,373

Spain — 2.6%
Indra Sistemas SA	24,823	1,111,634
Industria de Diseno Textil SA	13,790	761,845

		1,873,479

Sweden — 2.4%
Atlas Copco AB, Class A	55,549	945,898
Volvo AB, Class B	29,315	845,404

		1,791,302

Switzerland — 3.8%
Cie Financiere Richemont SA, Reg S, Class A	9,426	1,808,650
Lonza Group AG, Reg S	1,453	975,162

		2,783,812

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,247	1,186,145

		1,186,145

United Kingdom — 20.9%
3i Group PLC	25,349	1,397,656
AstraZeneca PLC	13,860	2,117,161
Compass Group PLC	40,238	1,370,890
Diageo PLC	24,663	587,123
Haleon PLC	172,248	778,034
InterContinental Hotels Group PLC	9,741	1,180,605
London Stock Exchange Group PLC	8,856	1,016,953
NatWest Group PLC	82,030	575,775
Next PLC	3,076	512,388
RELX PLC	34,251	1,640,954
Rolls-Royce Holdings PLC	136,207	2,180,646
Sage Group PLC	62,079	921,721
SSE PLC	45,109	1,057,124

		15,337,030

Total Common Stocks (Cost $51,325,506)		72,201,776

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $717,125, due 10/1/2025(3)	$717,100	$717,100

Total Repurchase Agreements (Cost $717,100)		717,100

Total Investments — 99.5% (Cost $52,042,606)		72,918,876

Assets in excess of other liabilities — 0.5%		377,749

Total Net Assets — 100.0%		$73,296,625

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of this security amounted to $469,144, representing 0.6% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$648,200	$731,656

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,373,446	*	$—	$1,373,446
Cayman Islands	847,895	—		—	847,895
Denmark	—	3,371,115	*	—	3,371,115
France	—	10,513,946	*	—	10,513,946
Germany	—	5,247,080	*	—	5,247,080
Hong Kong	—	1,659,656	*	—	1,659,656
Ireland	1,213,373	—		—	1,213,373
Italy	—	1,044,588	*	—	1,044,588
Japan	115,777	16,820,939	*	—	16,936,716
Netherlands	—	5,495,820	*	—	5,495,820
Singapore	—	1,526,373	*	—	1,526,373
Spain	—	1,873,479	*	—	1,873,479
Sweden	—	1,791,302	*	—	1,791,302
Switzerland	—	2,783,812	*	—	2,783,812
Taiwan	1,186,145	—		—	1,186,145
United Kingdom	—	15,337,030	*	—	15,337,030
Repurchase Agreements	—	717,100		—	717,100

Total	$3,363,190	$69,555,686		$—	$72,918,876

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.2%
Australia — 0.7%
Rio Tinto Ltd.	19,176	$1,550,369

		1,550,369

Austria — 1.3%
Erste Group Bank AG	29,467	2,880,563

		2,880,563

Belgium — 1.1%
UCB SA	8,487	2,348,091

		2,348,091

Canada — 1.4%
Nutrien Ltd.	20,246	1,188,981
Toronto-Dominion Bank	24,239	1,938,145

		3,127,126

Cayman Islands — 1.5%
NU Holdings Ltd., Class A(1)	45,625	730,456
Sea Ltd., ADR(1)	7,979	1,426,087
Tencent Music Entertainment Group, ADR	50,845	1,186,722

		3,343,265

China — 0.5%
Contemporary Amperex Technology Co. Ltd., Class A	18,400	1,040,563

		1,040,563

Denmark — 2.2%
Novo Nordisk AS, Class B	35,327	1,949,899
Pandora AS	8,188	1,070,482
Vestas Wind Systems AS	87,747	1,702,972

		4,723,353

France — 6.8%
Cie de Saint-Gobain SA	7,276	792,652
EssilorLuxottica SA	6,809	2,220,932
Legrand SA	20,714	3,455,331
LVMH Moet Hennessy Louis Vuitton SE	3,636	2,224,811
Sanofi SA	25,078	2,370,480
Schneider Electric SE	13,128	3,706,107

		14,770,313

Germany — 9.9%
Allianz SE, Reg S	9,932	4,174,842
Bayerische Motoren Werke AG	25,897	2,598,603
Beiersdorf AG	20,397	2,133,987
Infineon Technologies AG	68,923	2,690,184
SAP SE	21,670	5,809,546
Siemens AG, Reg S	10,555	2,847,930
Siemens Healthineers AG(2)	21,242	1,149,181

		21,404,273

Hong Kong — 1.0%
BOC Hong Kong Holdings Ltd.	287,000	1,349,191
Techtronic Industries Co. Ltd.	68,500	878,807

		2,227,998

India — 0.4%
HDFC Bank Ltd., ADR	23,967	818,713

		818,713

Indonesia — 0.4%
Bank Central Asia Tbk. PT	1,881,500	861,579

		861,579

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Ireland — 0.9%
Kingspan Group PLC	23,020	$1,938,138

		1,938,138

Israel — 1.3%
Check Point Software Technologies Ltd.(1)	6,118	1,265,875
Teva Pharmaceutical Industries Ltd., ADR(1)	72,503	1,464,561

		2,730,436

Italy — 2.2%
FinecoBank Banca Fineco SpA	114,195	2,473,753
Intesa Sanpaolo SpA	336,447	2,224,962

		4,698,715

Japan — 21.5%
Bridgestone Corp.	31,700	1,465,783
Daiichi Sankyo Co. Ltd.	49,700	1,112,403
Daikin Industries Ltd.	11,500	1,323,098
Fast Retailing Co. Ltd.	6,300	1,913,106
FUJIFILM Holdings Corp.	97,100	2,419,590
Hitachi Ltd.	111,200	2,920,113
Hoya Corp.	12,100	1,671,499
ITOCHU Corp.	39,400	2,265,728
Japan Exchange Group, Inc.	154,300	1,743,428
KDDI Corp.	128,100	2,052,614
Keyence Corp.	4,400	1,638,259
Lasertec Corp.	9,000	1,243,510
Mitsubishi Estate Co. Ltd.	66,500	1,531,403
Mitsubishi UFJ Financial Group, Inc.	374,300	5,929,426
MS&AD Insurance Group Holdings, Inc.	126,300	2,865,328
Nintendo Co. Ltd.	29,900	2,561,424
Recruit Holdings Co. Ltd.	29,500	1,582,796
Shimano, Inc.	7,600	863,527
SMC Corp.	2,800	856,824
SoftBank Group Corp.	21,800	2,768,820
Sony Financial Group, Inc.(1)	155,400	172,334
Sony Group Corp.	155,400	4,459,235
Terumo Corp.	77,800	1,283,994

		46,644,242

Luxembourg — 1.2%
Spotify Technology SA(1)	3,602	2,514,196

		2,514,196

Netherlands — 5.3%
Airbus SE	13,125	3,068,170
ASM International NV	1,532	920,903
ASML Holding NV	5,133	5,004,482
Heineken NV	32,585	2,544,916

		11,538,471

Norway — 1.6%
DNB Bank ASA	96,067	2,623,472
Norsk Hydro ASA	131,930	894,046

		3,517,518

Portugal — 0.8%
Jeronimo Martins SGPS SA	71,580	1,743,757

		1,743,757

Republic of Korea — 0.6%
Kia Corp.	18,996	1,365,487

		1,365,487

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Singapore — 1.5%
DBS Group Holdings Ltd.	54,700	$2,166,389
Singapore Telecommunications Ltd.	340,900	1,090,603

		3,256,992

Spain — 5.4%
Banco Bilbao Vizcaya Argentaria SA	235,644	4,533,439
Bankinter SA	123,761	1,952,194
Iberdrola SA	151,469	2,870,075
Industria de Diseno Textil SA	41,599	2,298,186

		11,653,894

Sweden — 0.7%
Svenska Handelsbanken AB, Class A	113,841	1,487,903

		1,487,903

Switzerland — 6.3%
Alcon AG	25,657	1,921,845
Chocoladefabriken Lindt & Spruengli AG	106	1,624,801
Cie Financiere Richemont SA, Reg S, Class A	18,221	3,496,225
Lonza Group AG, Reg S	3,313	2,223,477
Roche Holding AG	13,457	4,429,119

		13,695,467

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	1,522,652

		1,522,652

United Kingdom — 20.0%
Antofagasta PLC	56,022	2,086,842
ARM Holdings PLC, ADR(1)	4,508	637,837
AstraZeneca PLC	28,726	4,387,991
BAE Systems PLC	114,560	3,174,439
Bunzl PLC	42,673	1,347,163
Diageo PLC	59,104	1,407,019
GSK PLC	73,321	1,576,426
Haleon PLC	562,790	2,542,090
Kingfisher PLC	407,564	1,702,041
Lloyds Banking Group PLC	3,105,447	3,498,127
London Stock Exchange Group PLC	13,839	1,589,161
National Grid PLC	128,739	1,855,978
Reckitt Benckiser Group PLC	29,056	2,244,016
RELX PLC	59,040	2,819,880
Sage Group PLC	94,162	1,398,075
Shell PLC	135,229	4,857,755
Tesco PLC	215,920	1,294,279
Unilever PLC	58,492	3,457,587
Whitbread PLC	33,322	1,450,657

		43,327,363

United States — 2.0%
Booking Holdings, Inc.	347	1,873,547
Liberty Media Corp.-Liberty Formula One, Class C(1)	16,109	1,682,585
MercadoLibre, Inc.(1)	286	668,365

		4,224,497

Total Common Stocks (Cost $163,694,004)		214,955,934

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,104,014, due 10/1/2025(3)	$1,103,975	$1,103,975

Total Repurchase Agreements (Cost $1,103,975)		1,103,975

Total Investments — 99.7% (Cost $164,797,979)		216,059,909

Assets in excess of other liabilities — 0.3%		683,124

Total Net Assets — 100.0%		$216,743,033

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of this security amounted to $1,149,181, representing 0.5% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$997,800	$1,126,150

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,550,369	*	$—	$1,550,369
Austria	—	2,880,563	*	—	2,880,563
Belgium	—	2,348,091	*	—	2,348,091
Canada	3,127,126	—		—	3,127,126
Cayman Islands	3,343,265	—		—	3,343,265
China	—	1,040,563	*	—	1,040,563
Denmark	—	4,723,353	*	—	4,723,353
France	—	14,770,313	*	—	14,770,313
Germany	—	21,404,273	*	—	21,404,273
Hong Kong	—	2,227,998	*	—	2,227,998
India	818,713	—		—	818,713
Indonesia	—	861,579	*	—	861,579
Ireland	—	1,938,138	*	—	1,938,138
Israel	2,730,436	—		—	2,730,436
Italy	—	4,698,715	*	—	4,698,715
Japan	172,334	46,471,908	*	—	46,644,242
Luxembourg	2,514,196	—		—	2,514,196
Netherlands	—	11,538,471	*	—	11,538,471
Norway	—	3,517,518	*	—	3,517,518
Portugal	—	1,743,757	*	—	1,743,757
Republic of Korea	—	1,365,487	*	—	1,365,487
Singapore	—	3,256,992	*	—	3,256,992
Spain	—	11,653,894	*	—	11,653,894
Sweden	—	1,487,903	*	—	1,487,903
Switzerland	—	13,695,467	*	—	13,695,467
Taiwan	—	1,522,652	*	—	1,522,652
United Kingdom	637,837	42,689,526	*	—	43,327,363
United States	4,224,497	—		—	4,224,497
Repurchase Agreements	—	1,103,975		—	1,103,975

Total	$17,568,404	$198,491,505		$—	$216,059,909

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 100.1%
Aerospace & Defense — 1.6%
General Electric Co.	19,269	$5,796,501

		5,796,501

Automobiles — 1.8%
Tesla, Inc.(1)	14,431	6,417,754

		6,417,754

Banks — 0.6%
Wells Fargo & Co.	25,472	2,135,063

		2,135,063

Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.(1)	7,674	3,005,445

		3,005,445

Broadline Retail — 4.9%
Amazon.com, Inc.(1)	81,111	17,809,542

		17,809,542

Building Products — 0.4%
Builders FirstSource, Inc.(1)	11,922	1,445,543

		1,445,543

Capital Markets — 1.8%
Ares Management Corp., Class A	13,124	2,098,396
Interactive Brokers Group, Inc., Class A	27,981	1,925,373
KKR & Co., Inc.	19,384	2,518,951

		6,542,720

Chemicals — 0.9%
Sherwin-Williams Co.	9,546	3,305,398

		3,305,398

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	6,971	1,599,705

		1,599,705

Communications Equipment — 1.0%
Arista Networks, Inc.(1)	26,092	3,801,865

		3,801,865

Consumer Finance — 0.7%
American Express Co.	7,499	2,490,868

		2,490,868

Consumer Staples Distribution & Retail — 1.7%
BJ’s Wholesale Club Holdings, Inc.(1)	30,079	2,804,867
Walmart, Inc.	30,829	3,177,237

		5,982,104

Distributors — 0.5%
Pool Corp.	5,863	1,817,940

		1,817,940

Electrical Equipment — 1.1%
GE Vernova, Inc.	6,362	3,911,994

		3,911,994

Entertainment — 4.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	21,256	2,220,189
Live Nation Entertainment, Inc.(1)	12,287	2,007,696
Netflix, Inc.(1)	6,749	8,091,511
Spotify Technology SA(1)	4,786	3,340,628

		15,660,024

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 3.7%
Klarna Group PLC(1)	39,511	$1,448,078
Mastercard, Inc., Class A	16,492	9,380,815
Visa, Inc., Class A	7,718	2,634,771

		13,463,664

Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	10,355	3,084,858

		3,084,858

Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.(1)	67,474	2,644,306
DoorDash, Inc., Class A(1)	10,910	2,967,411
Hilton Worldwide Holdings, Inc.	13,764	3,570,932

		9,182,649

Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	90,277	21,946,339
Meta Platforms, Inc., Class A	21,757	15,977,905

		37,924,244

IT Services — 0.7%
Shopify, Inc., Class A(1)	16,748	2,488,920

		2,488,920

Machinery — 1.3%
Caterpillar, Inc.	6,053	2,888,189
Ingersoll Rand, Inc.	24,031	1,985,441

		4,873,630

Pharmaceuticals — 2.5%
Eli Lilly & Co.	11,988	9,146,844

		9,146,844

Semiconductors & Semiconductor Equipment — 21.0%
Broadcom, Inc.	60,071	19,818,024
KLA Corp.	4,239	4,572,185
NVIDIA Corp.	276,444	51,578,922

		75,969,131

Software — 19.9%
AppLovin Corp., Class A(1)	4,409	3,168,043
Cadence Design Systems, Inc.(1)	9,874	3,468,341
HubSpot, Inc.(1)	2,799	1,309,372
Intuit, Inc.	5,968	4,075,607
Microsoft Corp.	78,641	40,732,106
Oracle Corp.	25,161	7,076,279
Palantir Technologies, Inc., Class A(1)	13,635	2,487,297
Palo Alto Networks, Inc.(1)	14,923	3,038,621
PTC, Inc.(1)	11,250	2,283,975
ServiceNow, Inc.(1)	4,699	4,324,396

		71,964,037

Specialized REITs — 0.7%
American Tower Corp.	12,317	2,368,805

		2,368,805

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Specialty Retail — 1.6%
Lowe’s Cos., Inc.	10,915	$2,743,049
O’Reilly Automotive, Inc.(1)	26,868	2,896,639

		5,639,688

Technology Hardware, Storage & Peripherals — 11.5%
Apple, Inc.	164,262	41,826,033

		41,826,033

Trading Companies & Distributors — 0.8%
FTAI Aviation Ltd.	17,003	2,837,121

		2,837,121

Total Common Stocks (Cost $194,353,459)		362,492,090

	Principal Amount	Value

Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $746,907, due 10/1/2025(2)	$746,881	746,881

Total Repurchase Agreements (Cost $746,881)		746,881

Total Investments — 100.3% (Cost $195,100,340)		363,238,971

Liabilities in excess of other assets — (0.3)%		(932,505)

Total Net Assets — 100.0%		$362,306,466

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$675,100	$761,998

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$362,492,090	$—	$—	$362,492,090
Repurchase Agreements	—	746,881	—	746,881

Total	$362,492,090	$746,881	$—	$363,238,971

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 97.7%
Aerospace & Defense — 2.1%
General Dynamics Corp.	3,068	$1,046,188
L3Harris Technologies, Inc.	2,306	704,275

		1,750,463

Air Freight & Logistics — 1.9%
CH Robinson Worldwide, Inc.	5,821	770,700
FedEx Corp.	3,307	779,824

		1,550,524

Automobile Components — 0.7%
Aptiv PLC(1)	6,524	562,499

		562,499

Banks — 7.3%
Huntington Bancshares, Inc.	63,790	1,101,654
JPMorgan Chase & Co.	11,575	3,651,102
Wells Fargo & Co.	14,271	1,196,195

		5,948,951

Beverages — 2.1%
Coca-Cola Co.	17,806	1,180,894
Coca-Cola Europacific Partners PLC	5,652	510,997

		1,691,891

Biotechnology — 1.4%
AbbVie, Inc.	4,826	1,117,412

		1,117,412

Broadline Retail — 2.5%
Amazon.com, Inc.(1)	9,286	2,038,927

		2,038,927

Building Products — 0.6%
Allegion PLC	2,690	477,072

		477,072

Capital Markets — 5.8%
Blue Owl Capital, Inc.	23,412	396,365
Charles Schwab Corp.	8,423	804,144
Goldman Sachs Group, Inc.	992	789,979
Intercontinental Exchange, Inc.	2,441	411,260
LPL Financial Holdings, Inc.	3,519	1,170,736
Morgan Stanley	7,547	1,199,671

		4,772,155

Construction Materials — 2.2%
CRH PLC	14,670	1,758,933

		1,758,933

Consumer Finance — 2.7%
American Express Co.	4,147	1,377,467
Capital One Financial Corp.	4,034	857,548

		2,235,015

Consumer Staples Distribution & Retail — 3.3%
Sysco Corp.	14,531	1,196,482
U.S. Foods Holding Corp.(1)	19,208	1,471,717

		2,668,199

Electric Utilities — 3.7%
Entergy Corp.	8,262	769,936
FirstEnergy Corp.	27,009	1,237,552
PPL Corp.	28,012	1,040,926

		3,048,414

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.6%
Emerson Electric Co.	5,493	$720,572
Hubbell, Inc.	1,447	622,658

		1,343,230

Electronic Equipment, Instruments & Components — 3.1%
Flex Ltd.(1)	20,721	1,201,196
Keysight Technologies, Inc.(1)	5,237	916,056
Trimble, Inc.(1)	5,530	451,525

		2,568,777

Energy Equipment & Services — 0.4%
Schlumberger NV	9,937	341,535

		341,535

Entertainment — 1.6%
Walt Disney Co.	11,305	1,294,422

		1,294,422

Financial Services — 2.3%
Apollo Global Management, Inc.	3,021	402,609
Corpay, Inc.(1)	2,967	854,674
Fidelity National Information Services, Inc.	9,310	613,901

		1,871,184

Ground Transportation — 1.9%
Uber Technologies, Inc.(1)	16,230	1,590,053

		1,590,053

Health Care Equipment & Supplies — 1.1%
Medtronic PLC	9,421	897,256

		897,256

Health Care Providers & Services — 6.5%
Cencora, Inc.	4,697	1,467,953
McKesson Corp.	1,704	1,316,408
Quest Diagnostics, Inc.	5,382	1,025,702
Tenet Healthcare Corp.(1)	1,663	337,656
UnitedHealth Group, Inc.	3,318	1,145,705

		5,293,424

Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.	127	685,707

		685,707

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	7,244	1,524,862

		1,524,862

Insurance — 3.1%
Allstate Corp.	4,306	924,283
Aon PLC, Class A	2,846	1,014,826
Arthur J Gallagher & Co.	1,978	612,666

		2,551,775

Interactive Media & Services — 1.7%
Alphabet, Inc., Class A	5,559	1,351,393

		1,351,393

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value
Common Stocks — (continued)
Life Sciences Tools & Services — 0.9%
IQVIA Holdings, Inc.(1)	3,724	$707,337

		707,337

Machinery — 1.8%
Cummins, Inc.	1,803	761,533
Westinghouse Air Brake Technologies Corp.	3,612	724,098

		1,485,631

Media — 0.5%
Omnicom Group, Inc.	5,188	422,978

		422,978

Metals & Mining — 4.9%
Kinross Gold Corp.	82,685	2,054,722
Newmont Corp.	13,374	1,127,562
Reliance, Inc.	2,094	588,058
Steel Dynamics, Inc.	1,397	194,784

		3,965,126

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	20,542	797,030

		797,030

Oil, Gas & Consumable Fuels — 5.4%
Canadian Natural Resources Ltd.	11,071	353,829
Cenovus Energy, Inc.	33,565	570,269
ConocoPhillips	10,610	1,003,600
Diamondback Energy, Inc.	7,361	1,053,359
Marathon Petroleum Corp.	7,331	1,412,977
ONEOK, Inc.	743	54,217

		4,448,251

Passenger Airlines — 0.6%
United Airlines Holdings, Inc.(1)	4,651	448,822

		448,822

Pharmaceuticals — 1.5%
AstraZeneca PLC, ADR	10,128	777,020
Novo Nordisk AS, ADR	8,444	468,558

		1,245,578

Professional Services — 1.7%
Jacobs Solutions, Inc.	5,696	853,602
Leidos Holdings, Inc.	3,036	573,683

		1,427,285

Semiconductors & Semiconductor Equipment — 5.7%
Applied Materials, Inc.	4,924	1,008,140
Microchip Technology, Inc.	17,403	1,117,621
Micron Technology, Inc.	8,730	1,460,703
NXP Semiconductors NV	4,717	1,074,202

		4,660,666

Software — 1.5%
Oracle Corp.	4,250	1,195,270

		1,195,270

Specialty Retail — 3.2%
AutoNation, Inc.(1)	2,715	593,960
AutoZone, Inc.(1)	279	1,196,977
Home Depot, Inc.	1,962	794,983

		2,585,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C	7,704	$1,092,196

		1,092,196

Tobacco — 2.7%
Philip Morris International, Inc.	13,663	2,216,139

		2,216,139

Trading Companies & Distributors — 1.5%
United Rentals, Inc.	1,248	1,191,416

		1,191,416

Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	4,039	966,856

		966,856

Total Common Stocks (Cost $54,196,313)		79,790,574

	Principal Amount	Value
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $385,669, due 10/1/2025(2)	$385,656	385,656

Total Repurchase Agreements (Cost $385,656)		385,656

Total Investments — 98.2% (Cost $54,581,969)		80,176,230

Assets in excess of other liabilities — 1.8%		1,465,082

Total Net Assets — 100.0%		$81,641,312

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$348,600	$393,481

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$79,790,574	$—	$—	$79,790,574
Repurchase Agreements	—	385,656	—	385,656

Total	$79,790,574	$385,656	$—	$80,176,230

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.8%
Aerospace & Defense — 2.2%
Carpenter Technology Corp.	4,150	$1,018,991
DroneShield Ltd., Reg S (Australia)(1)	45,409	139,197
Firefly Aerospace, Inc.(1)	600	17,592
General Electric Co.	9,152	2,753,105
Loar Holdings, Inc.(1)	200	16,000

		3,944,885

Automobile Components — 0.5%
Hesai Group, ADR(1)	31,400	882,340

		882,340

Automobiles — 2.4%
BYD Co. Ltd., Class H (China)	91,609	1,299,181
Tesla, Inc.(1)	6,545	2,910,692

		4,209,873

Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(1)	5,714	2,605,584
Arcellx, Inc.(1)	1,052	86,369
Beam Therapeutics, Inc.(1)	13,796	334,829
Biogen, Inc.(1)	9,000	1,260,720
BioNTech SE, ADR(1)	6,399	631,069
Blueprint Medicines Corp.(1)(2)(3)	653	0
Cytokinetics, Inc.(1)	6,531	358,944
Galapagos NV, ADR(1)	5,673	196,513
Gamida Cell Ltd.(1)(2)(3)	59,800	1
Gilead Sciences, Inc.	14,777	1,640,247
Hookipa Pharma, Inc.(1)	2,270	2,100
Immuneering Corp., Class A(1)	9,722	68,054
Immunocore Holdings PLC, ADR(1)	3,314	120,398
Janux Therapeutics, Inc.(1)	2,300	56,212
Krystal Biotech, Inc.(1)	839	148,109
Legend Biotech Corp., ADR(1)	5,400	176,094
Newamsterdam Pharma Co. NV(1)	6,900	196,236
Vor BioPharma, Inc.(1)	316	15,395
XOMA Royalty Corp.(1)	3,997	154,044

		8,050,918

Broadline Retail — 10.2%
Amazon.com, Inc.(1)	72,086	15,827,923
eBay, Inc.	900	81,855
Etsy, Inc.(1)	2,700	179,253
MercadoLibre, Inc.(1)	776	1,813,465
Savers Value Village, Inc.(1)	22,970	304,353

		18,206,849

Building Products — 0.0%
Simpson Manufacturing Co., Inc.	378	63,300

		63,300

Capital Markets — 3.7%
Blackstone, Inc.	5,200	888,420
Bullish(1)	4,800	305,328
Coinbase Global, Inc., Class A(1)	900	303,741
Evercore, Inc., Class A	6,432	2,169,642
Goldman Sachs Group, Inc.	1,177	937,304
Interactive Brokers Group, Inc., Class A	4,300	295,883
Morgan Stanley	8,983	1,427,938
Robinhood Markets, Inc., Class A(1)	2,274	325,591

		6,653,847

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction Materials — 0.5%
Eagle Materials, Inc.	332	$77,369
Martin Marietta Materials, Inc.	1,323	833,861

		911,230

Consumer Finance — 0.9%
Capital One Financial Corp.	7,470	1,587,973
Figure Technology Solutions, Inc., Class A(1)	300	10,911

		1,598,884

Diversified Consumer Services — 0.2%
Duolingo, Inc.(1)	831	267,449

		267,449

Electrical Equipment — 1.1%
GE Vernova, Inc.	3,272	2,011,953

		2,011,953

Entertainment — 2.3%
Live Nation Entertainment, Inc.(1)	8,304	1,356,873
ROBLOX Corp., Class A(1)	19,644	2,721,087

		4,077,960

Financial Services — 2.1%
Mastercard, Inc., Class A	3,141	1,786,632
Rocket Cos., Inc., Class A	35,543	688,823
Toast, Inc., Class A(1)	33,403	1,219,544

		3,694,999

Ground Transportation — 0.7%
Uber Technologies, Inc.(1)	11,728	1,148,992

		1,148,992

Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.(1)	4,489	562,113
Boston Scientific Corp.(1)	27,861	2,720,070
Ceribell, Inc.(1)	1,339	15,385
Penumbra, Inc.(1)	2,010	509,173
Pulmonx Corp.(1)	3,191	5,169
RxSight, Inc.(1)	716	6,437

		3,818,347

Health Care Providers & Services — 0.7%
HealthEquity, Inc.(1)	12,329	1,168,419

		1,168,419

Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	2,085	621,142

		621,142

Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	307	1,657,576
Carnival Corp.(1)	14,213	410,898
Kura Sushi USA, Inc., Class A(1)	2,944	174,903

		2,243,377

Household Durables — 0.7%
D.R. Horton, Inc.	3,600	610,092
TopBuild Corp.(1)	1,813	708,629

		1,318,721

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — 0.8%
Arthur J Gallagher & Co.	4,689	$1,452,371

		1,452,371

Interactive Media & Services — 12.3%
Alphabet, Inc., Class A	44,098	10,720,224
Baidu, Inc., ADR(1)	1,263	166,425
Meta Platforms, Inc., Class A	11,273	8,278,666
Tencent Holdings Ltd. (Cayman Islands)	33,365	2,842,558

		22,007,873

IT Services — 1.6%
Shopify, Inc., Class A(1)	19,330	2,872,631

		2,872,631

Leisure Products — 0.2%
Games Workshop Group PLC (United Kingdom)	1,912	373,970

		373,970

Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A(1)	6,874	80,357
Bio-Techne Corp.	1,203	66,923
Chemometec AS (Denmark)	2,149	212,731
Codexis, Inc.(1)	22,776	55,574
MaxCyte, Inc.(1)	7,867	12,430

		428,015

Machinery — 2.0%
Deere & Co.	4,131	1,888,941
Ingersoll Rand, Inc.	9,592	792,491
Westinghouse Air Brake Technologies Corp.	4,504	902,917

		3,584,349

Metals & Mining — 0.3%
Vale SA, ADR	53,554	581,596

		581,596

Oil, Gas & Consumable Fuels — 0.5%
Range Resources Corp.	22,908	862,257

		862,257

Personal Care Products — 1.0%
Estee Lauder Cos., Inc., Class A	20,881	1,840,034

		1,840,034

Pharmaceuticals — 6.6%
Aclaris Therapeutics, Inc.(1)	4,400	8,360
Corcept Therapeutics, Inc.(1)	6,042	502,151
Eli Lilly & Co.	5,872	4,480,336
Royalty Pharma PLC, Class A	98,743	3,483,653
Teva Pharmaceutical Industries Ltd., ADR(1)	55,650	1,124,130
UCB SA (Belgium)	7,244	2,004,191
Zevra Therapeutics, Inc.(1)	10,371	98,628

		11,701,449

Professional Services — 1.5%
Equifax, Inc.	5,624	1,442,725
RELX PLC, ADR	9,848	470,340
UL Solutions, Inc., Class A	10,423	738,574

		2,651,639

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Real Estate Management & Development — 0.8%
Zillow Group, Inc., Class A(1)	3,601	$268,058
Zillow Group, Inc., Class C(1)	15,970	1,230,489

		1,498,547

Semiconductors & Semiconductor Equipment — 17.0%
Astera Labs, Inc.(1)	260	50,908
BE Semiconductor Industries NV (Netherlands)	11,420	1,712,771
NVIDIA Corp.	121,020	22,579,912
SiTime Corp.(1)	2,669	804,196
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,805	5,252,048

		30,399,835

Software — 9.2%
Appfolio, Inc., Class A(1)	309	85,179
BitMine Immersion Technologies, Inc.(1)	3,351	174,017
CyberArk Software Ltd.(1)	800	386,520
Figma, Inc., Class A(1)	500	25,935
HubSpot, Inc.(1)	2,139	1,000,624
Microsoft Corp.	19,636	10,170,466
Monday.com Ltd.(1)	2,300	445,487
Nutanix, Inc., Class A(1)	19,544	1,453,878
Palo Alto Networks, Inc.(1)	4,301	875,770
SailPoint, Inc.(1)	1,000	22,080
Samsara, Inc., Class A(1)	2,600	96,850
ServiceTitan, Inc., Class A(1)	9,100	917,553
Unity Software, Inc.(1)	5,300	212,212
Zeta Global Holdings Corp., Class A(1)	15,679	311,542
Zscaler, Inc.(1)	700	209,762

		16,387,875

Specialty Retail — 2.0%
Floor & Decor Holdings, Inc., Class A(1)	3,742	275,786
Lowe’s Cos., Inc.	13,298	3,341,920

		3,617,706

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	35,317	8,992,768

		8,992,768

Textiles, Apparel & Luxury Goods — 0.1%
Kering SA (France)	500	166,623

		166,623

Tobacco — 1.5%
British American Tobacco PLC, ADR	16,800	891,744
Philip Morris International, Inc.	10,800	1,751,760

		2,643,504

Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc. (United Kingdom)	4,711	1,061,468

		1,061,468

Total Common Stocks (Cost $127,205,023)		178,017,995

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.1%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $194,101, due 10/1/2025(4)	$194,095	$194,095

Total Repurchase Agreements (Cost $194,095)		194,095

Total Investments — 99.9% (Cost $127,399,118)		178,212,090

Assets in excess of other liabilities — 0.1%		248,567

Total Net Assets — 100.0%		$178,460,657

(1)	Non–income–producing security.
(2)	Fair valued security.
(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Blueprint Medicines Corp.	653	$300	$0	7/21/2025	0.00%
Gamida Cell Ltd.	59,800	90,298	1	7/18/2023	0.00

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$175,500	$198,157

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$168,205,304	$9,812,690	*	$1	$178,017,995
Repurchase Agreements	—	194,095		—	194,095

Total	$168,205,304	$10,006,785		$1	$178,212,090

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.0%
Aerospace & Defense — 0.6%
StandardAero, Inc.(1)	9,462	$258,218

		258,218

Biotechnology — 3.1%
Argenx SE, ADR(1)	622	458,762
Ascendis Pharma AS, ADR(1)	1,798	357,460
Avidity Biosciences, Inc.(1)	3,026	131,843
Revolution Medicines, Inc.(1)	3,747	174,985
Vaxcyte, Inc.(1)	5,391	194,184

		1,317,234

Capital Markets — 3.6%
Cboe Global Markets, Inc.	1,129	276,887
Charles Schwab Corp.	4,003	382,166
LPL Financial Holdings, Inc.	2,643	879,300

		1,538,353

Chemicals — 1.4%
Corteva, Inc.	8,899	601,839

		601,839

Commercial Services & Supplies — 5.2%
Cimpress PLC(1)	5,213	328,627
Clean Harbors, Inc.(1)	2,246	521,566
RB Global, Inc.	5,477	593,488
Rentokil Initial PLC (United Kingdom)	27,777	140,364
Rentokil Initial PLC, ADR	11,731	296,208
Veralto Corp.	3,191	340,192

		2,220,445

Construction & Engineering — 1.8%
API Group Corp.(1)	22,578	776,006

		776,006

Consumer Staples Distribution & Retail — 0.6%
Dollar Tree, Inc.(1)	2,628	248,004

		248,004

Electric Utilities — 2.2%
Alliant Energy Corp.	13,514	910,979

		910,979

Electrical Equipment — 1.4%
Sensata Technologies Holding PLC	19,091	583,230

		583,230

Electronic Equipment, Instruments & Components — 8.2%
CDW Corp.	2,446	389,599
Flex Ltd.(1)	29,135	1,688,956
TE Connectivity PLC	1,448	317,879
Teledyne Technologies, Inc.(1)	1,842	1,079,486

		3,475,920

Entertainment — 2.4%
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,277	121,596
Liberty Media Corp.-Liberty Formula One, Class C(1)	8,675	906,104

		1,027,700

Financial Services — 2.6%
Global Payments, Inc.	2,695	223,900
WEX, Inc.(1)	5,441	857,121

		1,081,021

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Ground Transportation — 2.4%
JB Hunt Transport Services, Inc.	5,283	$708,820
TFI International, Inc.	3,406	299,932

		1,008,752

Health Care Equipment & Supplies — 5.8%
Boston Scientific Corp.(1)	9,870	963,608
Cooper Cos., Inc.(1)	3,147	215,758
Globus Medical, Inc., Class A(1)	3,996	228,851
ICU Medical, Inc.(1)	2,409	288,984
Lantheus Holdings, Inc.(1)	2,057	105,503
Teleflex, Inc.	5,455	667,474

		2,470,178

Hotels, Restaurants & Leisure — 3.7%
Aramark	18,015	691,776
DoorDash, Inc., Class A(1)	2,311	628,569
Entain PLC (United Kingdom)	21,173	248,205

		1,568,550

Industrial REITs — 0.4%
Lineage, Inc.	4,776	184,545

		184,545

Insurance — 5.4%
Intact Financial Corp. (Canada)	6,170	1,200,439
W.R. Berkley Corp.	9,268	710,114
Willis Towers Watson PLC	1,103	381,032

		2,291,585

Interactive Media & Services — 0.3%
Ziff Davis, Inc.(1)	2,909	110,833

		110,833

IT Services — 1.2%
Amdocs Ltd.	3,419	280,529
GoDaddy, Inc., Class A(1)	1,523	208,392

		488,921

Life Sciences Tools & Services — 4.0%
Illumina, Inc.(1)	2,285	217,007
Revvity, Inc.	10,291	902,006
Waters Corp.(1)	1,857	556,747

		1,675,760

Machinery — 1.6%
Ingersoll Rand, Inc.	8,103	669,470

		669,470

Multi-Utilities — 2.9%
Ameren Corp.	6,427	670,850
DTE Energy Co.	4,019	568,407

		1,239,257

Oil, Gas & Consumable Fuels — 0.4%
ONEOK, Inc.	2,124	154,988

		154,988

Passenger Airlines — 1.5%
Ryanair Holdings PLC, ADR	10,790	649,774

		649,774

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Professional Services — 8.7%
Broadridge Financial Solutions, Inc.	3,288	$783,103
Dayforce, Inc.(1)	11,764	810,422
SS&C Technologies Holdings, Inc.	18,140	1,610,107
TransUnion	3,803	318,615
UL Solutions, Inc., Class A	2,629	186,291

		3,708,538

Real Estate Management & Development — 1.8%
CoStar Group, Inc.(1)	7,226	609,658
FirstService Corp.	894	170,298

		779,956

Semiconductors & Semiconductor Equipment — 4.7%
KLA Corp.	460	496,156
NXP Semiconductors NV	3,530	803,887
ON Semiconductor Corp.(1)	13,956	688,170

		1,988,213

Software — 13.0%
AppLovin Corp., Class A(1)	2,894	2,079,455
Constellation Software, Inc. (Canada)	547	1,484,914
Descartes Systems Group, Inc.(1)	2,146	202,218
Dynatrace, Inc.(1)	4,732	229,266
PTC, Inc.(1)	4,568	927,395
Topicus.com, Inc. (Canada)(1)	1,899	203,654
Workday, Inc., Class A(1)	1,599	384,927

		5,511,829

Specialized REITs — 1.1%
Lamar Advertising Co., Class A	3,868	473,521

		473,521

Specialty Retail — 2.2%
Burlington Stores, Inc.(1)	1,082	275,369
CarMax, Inc.(1)	6,750	302,873
Wayfair, Inc., Class A(1)	3,813	340,615

		918,857

Textiles, Apparel & Luxury Goods — 2.0%
Gildan Activewear, Inc.	14,850	858,330

		858,330

Trading Companies & Distributors — 2.8%
Ferguson Enterprises, Inc.	5,330	1,197,012

		1,197,012

Total Common Stocks (Cost $27,810,336)		41,987,818

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 1.2%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $521,882, due 10/1/2025(2)	$521,863	$521,863

Total Repurchase Agreements (Cost $521,863)		521,863

Total Investments — 100.2% (Cost $28,332,199)		42,509,681

Liabilities in excess of other assets — (0.2)%		(88,009)

Total Net Assets — 100.0%		$42,421,672

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$471,700	$532,407

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$41,599,249	$388,569	*	$—	$41,987,818
Repurchase Agreements	—	521,863		—	521,863

Total	$41,599,249	$910,432		$—	$42,509,681

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.1%
Aerospace & Defense — 2.9%
L3Harris Technologies, Inc.	4,553	$1,390,532
StandardAero, Inc.(1)	55,749	1,521,390

		2,911,922

Automobile Components — 1.4%
Aptiv PLC(1)	16,460	1,419,181

		1,419,181

Banks — 4.1%
Fifth Third Bancorp	50,429	2,246,612
First Citizens BancShares, Inc., Class A	229	409,717
Regions Financial Corp.	51,883	1,368,155

		4,024,484

Beverages — 2.7%
Keurig Dr Pepper, Inc.	85,434	2,179,421
Primo Brands Corp.	22,244	491,593

		2,671,014

Building Products — 1.2%
Carlisle Cos., Inc.	3,506	1,153,334

		1,153,334

Capital Markets — 2.9%
Jefferies Financial Group, Inc.	43,908	2,872,461

		2,872,461

Chemicals — 1.5%
Eastman Chemical Co.	5,642	355,728
RPM International, Inc.	9,950	1,172,906

		1,528,634

Commercial Services & Supplies — 1.4%
Republic Services, Inc.	6,242	1,432,414

		1,432,414

Construction & Engineering — 0.9%
API Group Corp.(1)	25,878	889,427

		889,427

Construction Materials — 3.6%
Amrize Ltd.(1)	18,846	914,596
Vulcan Materials Co.	8,546	2,628,921

		3,543,517

Containers & Packaging — 2.7%
AptarGroup, Inc.	3,360	449,097
Graphic Packaging Holding Co.	111,438	2,180,842

		2,629,939

Electric Utilities — 5.5%
American Electric Power Co., Inc.	26,130	2,939,625
FirstEnergy Corp.	53,165	2,436,020

		5,375,645

Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	9,442	1,503,922
Keysight Technologies, Inc.(1)	7,919	1,385,191

		2,889,113

Energy Equipment & Services — 2.2%
Baker Hughes Co.	44,682	2,176,907

		2,176,907

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	12,870	$1,130,115
Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	0

		1,130,115

Ground Transportation — 2.9%
Canadian Pacific Kansas City Ltd.	24,684	1,838,711
Knight-Swift Transportation Holdings, Inc.	25,984	1,026,628

		2,865,339

Health Care Equipment & Supplies — 2.1%
Alcon AG	16,491	1,228,745
Hologic, Inc.(1)	12,174	821,623

		2,050,368

Health Care Providers & Services — 4.4%
Humana, Inc.	5,606	1,458,513
Labcorp Holdings, Inc.	9,903	2,842,755

		4,301,268

Household Durables — 2.8%
D.R. Horton, Inc.	8,440	1,430,327
Somnigroup International, Inc.	10,502	885,633
TopBuild Corp.(1)	1,081	422,520

		2,738,480

Household Products — 1.6%
Church & Dwight Co., Inc.	17,981	1,575,675

		1,575,675

Insurance — 5.3%
Arch Capital Group Ltd.	21,538	1,954,143
Brown & Brown, Inc.	16,307	1,529,433
Loews Corp.	17,192	1,725,905

		5,209,481

IT Services — 1.8%
Amdocs Ltd.	18,550	1,522,027
Okta, Inc.(1)	3,024	277,301

		1,799,328

Life Sciences Tools & Services — 4.4%
Charles River Laboratories International, Inc.(1)	13,018	2,036,796
ICON PLC(1)	6,387	1,117,725
Qiagen NV	17,690	790,389
Revvity, Inc.	4,615	404,505

		4,349,415

Machinery — 5.1%
Donaldson Co., Inc.	5,919	484,470
Gates Industrial Corp. PLC(1)	69,059	1,714,044
Ingersoll Rand, Inc.	9,711	802,323
Mueller Industries, Inc.	4,342	439,020
Toro Co.	20,392	1,553,870

		4,993,727

Media — 0.3%
NIQ Global Intelligence PLC(1)	16,491	258,909

		258,909

Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	28,656	1,123,888
Nucor Corp.	3,065	415,093

		1,538,981

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Mortgage REITs — 2.1%
Annaly Capital Management, Inc.	102,451	$2,070,535

		2,070,535

Office REITs — 1.3%
BXP, Inc.	17,102	1,271,363

		1,271,363

Oil, Gas & Consumable Fuels — 4.8%
EOG Resources, Inc.	12,477	1,398,921
EQT Corp.	32,138	1,749,271
Valero Energy Corp.	9,334	1,589,207

		4,737,399

Professional Services — 3.8%
Booz Allen Hamilton Holding Corp.	14,110	1,410,295
Jacobs Solutions, Inc.	15,413	2,309,792

		3,720,087

Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A(1)	9,185	1,447,189

		1,447,189

Semiconductors & Semiconductor Equipment — 4.5%
ON Semiconductor Corp.(1)	30,493	1,503,610
Teradyne, Inc.	21,119	2,906,819

		4,410,429

Specialized REITs — 3.9%
CubeSmart	28,096	1,142,383
Gaming & Leisure Properties, Inc.	23,683	1,103,865
Weyerhaeuser Co.	63,701	1,579,148

		3,825,396

Specialty Retail — 1.3%
AutoZone, Inc.(1)	299	1,282,782

		1,282,782

Textiles, Apparel & Luxury Goods — 1.1%
PVH Corp.	12,421	1,040,507

		1,040,507

Trading Companies & Distributors — 3.8%
AerCap Holdings NV	17,706	2,142,426
WESCO International, Inc.	7,745	1,638,068

		3,780,494

Water Utilities — 1.7%
American Water Works Co., Inc.	12,200	1,698,118

		1,698,118

Total Common Stocks (Cost $74,496,465)		97,613,377

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Warrants — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	$0

Total Warrants (Cost $0)		0

Rights — 0.0%
Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0

	Principal Amount	Value

Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $882,197, due 10/1/2025(4)	$882,166	882,166

Total Repurchase Agreements (Cost $882,166)		882,166

Total Investments — 100.0% (Cost $75,378,631)		98,495,543

Assets in excess of other liabilities — 0.0%		10,718

Total Net Assets — 100.0%		$98,506,261

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$797,300	$899,833

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$97,613,377	$0	$—	$97,613,377
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	882,166	—	882,166

Total	$97,613,377	$882,166	$—	$98,495,543

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 29.0%
Fannie Mae ACES
Series 2025-M4, Class A2
4.389% due 8/25/2035	$370,000	$366,524
Federal Home Loan Mortgage Corp.
3.50% due 9/1/2051	467,143	431,304
5.00% due 7/1/2052	447,731	450,885
5.00% due 8/1/2052	684,447	687,601
5.00% due 4/1/2054	155,729	155,701
5.50% due 7/1/2054	158,108	161,943
5.50% due 11/1/2054	1,005,392	1,031,487
6.00% due 8/1/2039	690,374	717,496
6.00% due 9/1/2039	178,431	185,043
6.00% due 2/1/2055	136,433	142,253
6.50% due 11/1/2053	595,829	620,218
Federal National Mortgage Association
2.50% due 8/1/2050	1,804,370	1,560,700
2.50% due 1/1/2051	974,128	836,669
3.00% due 12/1/2048	1,641,967	1,480,173
3.00% due 4/1/2051	303,732	269,176
3.50% due 9/1/2051	190,789	177,781
3.50% due 4/1/2052	822,311	759,989
3.50% due 6/1/2052	41,450	38,154
5.00% due 7/1/2052	595,075	600,128
5.00% due 8/1/2052	924,378	927,363
5.00% due 1/1/2053	91,313	91,149
5.50% due 3/1/2054	822,705	838,690
5.50% due 10/1/2054	515,108	527,822
6.00% due 2/1/2039	92,695	96,261
6.00% due 10/1/2054	117,153	122,150
6.00% due 1/1/2055	259,792	270,388
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-146, Class A2
2.92% due 6/25/2032	460,000	424,640
Series K-153, Class A2
3.82% due 12/25/2032(1)(2)	440,000	426,947
Series K-161, Class A2
4.90% due 10/25/2033(1)(2)	230,000	238,685
Series K-169, Class A2
4.66% due 12/25/2034(1)(2)	250,000	253,842
Series K-G07, Class A2
3.123% due 8/25/2032(1)(2)	1,146,000	1,068,731
Series KG-08, Class A2
4.134% due 5/25/2033(1)(2)	550,000	541,116
Government National Mortgage Association
2.00% due 10/20/2055(3)	572,000	472,695
2.50% due 10/20/2055(3)	395,000	340,007
2.50% due 11/20/2055(3)	1,095,000	942,679
3.00% due 10/20/2055(3)	1,157,000	1,032,711
3.00% due 11/20/2055(3)	2,594,000	2,315,444
4.50% due 10/20/2055(3)	558,000	541,038
4.50% due 11/20/2055(3)	670,000	649,371
5.00% due 10/20/2054(3)	344,000	342,149
5.00% due 11/20/2054(3)	1,463,000	1,453,299
5.50% due 10/20/2054(3)	601,000	605,473
5.50% due 11/20/2054(3)	3,298,000	3,320,226
6.00% due 10/20/2054(3)	46,000	46,783
6.00% due 11/20/2054(3)	1,630,000	1,657,605
6.50% due 10/20/2054(3)	540,000	554,591
6.50% due 11/20/2054(3)	983,000	1,009,485
Uniform Mortgage-Backed Security
2.00% due 11/1/2055(3)	1,025,000	826,109
2.50% due 11/1/2055(3)	1,394,000	1,174,548
3.00% due 11/1/2055(3)	45,000	39,524

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
4.00% due 10/1/2055(3)	$802,000	$755,775
4.50% due 11/1/2039(3)	670,000	668,933
4.50% due 10/1/2055(3)	177,000	171,665
5.00% due 11/1/2039(3)	789,000	796,942
5.00% due 10/1/2055(3)	1,135,000	1,125,531
5.00% due 11/1/2055(3)	1,154,000	1,143,741
5.50% due 11/1/2039(3)	1,225,000	1,251,653
5.50% due 10/1/2054(3)	430,000	433,542
5.50% due 11/1/2054(3)	1,215,000	1,224,202
6.00% due 11/1/2054(3)	646,000	659,819
7.00% due 11/1/2054(3)	296,000	309,925

Total Agency Mortgage-Backed Securities (Cost $42,623,529)		42,366,474

Asset-Backed Securities — 15.5%
AB BSL CLO 3 Ltd.
Series 2021-3A, Class BR
5.876% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(1)(4)	500,000	499,732
Affirm Asset Securitization Trust
Series 2024-A, Class 1A
5.61% due 2/15/2029(4)	455,000	457,076
Affirm Master Trust
Series 2025-3A, Class A
4.45% due 10/16/2034(4)	220,000	219,677
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class C
5.32% due 4/18/2028	185,000	186,303
Avant Loans Funding Trust
Series 2024-REV1, Class A
5.92% due 10/15/2033(4)	295,000	298,714
Avid Automobile Receivables Trust
Series 2021-1, Class E
3.39% due 4/17/2028(4)	540,789	539,869
Cajun Global LLC
Series 2021-1, Class A2
3.931% due 11/20/2051(4)	154,000	151,928
CarMax Auto Owner Trust
Series 2022-3, Class B
4.69% due 2/15/2028	430,000	431,563
Series 2024-3, Class A3
4.89% due 7/16/2029	335,000	338,920
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40% due 11/15/2028	380,000	384,570
Series 2025-B, Class A3
4.12% due 3/15/2030	335,000	334,809
Cherry Securitization Trust
Series 2025-1A, Class A
6.13% due 11/15/2032(4)	225,000	228,654
Citizens Auto Receivables Trust
Series 2023-1, Class A3
5.84% due 1/18/2028(4)	554,960	558,795
Series 2024-2, Class A4
5.26% due 4/15/2031(4)	545,000	555,063
Clover CLO LLC
Series 2018-1A, Class A2RR
6.056% (3 mo. USD Term SOFR + 1.73%) due 4/20/2037(1)(4)	330,000	330,458

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
DLLAD LLC
Series 2023-1A, Class A4
4.80% due 6/20/2030(4)	$510,000	$515,748
Drive Auto Receivables Trust
Series 2025-2, Class A3
4.14% due 9/15/2032	250,000	249,988
Driven Brands Funding LLC
Series 2025-1A, Class A2
5.296% due 10/20/2055(4)	120,000	119,674
Exeter Automobile Receivables Trust
Series 2024-4A, Class C
5.48% due 8/15/2030	165,000	166,525
Series 2025-3A, Class B
4.86% due 2/15/2030	180,000	182,232
First National Master Note Trust
Series 2024-1, Class A
5.34% due 5/15/2030	805,000	822,160
Ford Credit Auto Owner Trust
Series 2021-1, Class A
1.37% due 10/17/2033(4)	800,000	788,029
Galaxy 31 CLO Ltd.
Series 2023-31A, Class BR
6.111% (3 mo. USD Term SOFR + 1.80%) due 7/15/2038(1)(4)	250,000	251,397
GLS Auto Select Receivables Trust
Series 2025-3A, Class A2
4.46% due 10/15/2030(4)	390,000	392,573
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3
4.21% due 10/20/2027	480,000	480,860
GM Financial Consumer Automobile Receivables Trust
Series 2024-2, Class C
5.43% due 12/17/2029	95,000	96,942
Huntington Auto Trust
Series 2024-1A, Class A3
5.23% due 1/16/2029(4)	375,000	379,147
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94% due 8/15/2029(4)	175,000	177,331
Series 2025-C, Class A3
4.36% due 7/17/2028(4)	290,000	291,911
KKR CLO 35 Ltd.
Series 35A, Class BR
5.926% (3 mo. USD Term SOFR + 1.60%) due 1/20/2038(1)(4)	340,000	339,604
LAD Auto Receivables Trust
Series 2024-3A, Class A4
4.60% due 12/17/2029(4)	235,000	236,910
Lending Funding Trust
Series 2020-2A, Class A
2.32% due 4/21/2031(4)	630,000	619,083
Lendmark Funding Trust
Series 2021-1A, Class A
1.90% due 11/20/2031(4)	750,000	726,007
LoanCore Issuer LLC
Series 2025-CRE8, Class A
5.528% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(1)(4)	280,000	280,039

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
M&T Equipment Notes
Series 2025-1A, Class A3
4.78% due 9/17/2029(4)	$360,000	$365,385
Mariner Finance Issuance Trust
Series 2021-AA, Class A
1.86% due 3/20/2036(4)	290,000	283,964
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A
6.56% due 7/20/2029(4)	360,000	362,820
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2
5.629% (3 mo. USD Term SOFR + 1.30%) due 7/20/2039(1)(4)	340,000	341,184
Neuberger Berman Loan Advisers CLO 46 Ltd.
Series 2021-46A, Class CR
6.076% (3 mo. USD Term SOFR + 1.75%) due 1/20/2037(1)(4)	450,000	450,976
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3
5.93% due 3/15/2028	173,720	175,198
OCP CLO Ltd.
Series 2021-22A, Class CR
6.276% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(4)	270,000	270,004
Octagon 69 Ltd.
Series 2024-3A, Class A2
5.979% (3 mo. USD Term SOFR + 1.66%) due 7/24/2037(1)(4)	250,000	250,070
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3
5.64% due 11/20/2030(4)	340,000	348,994
Series 2024-2A, Class A2
4.74% due 4/20/2027(4)	237,082	237,565
PFS Financing Corp.
Series 2023-B, Class A
5.27% due 5/15/2028(4)	210,000	211,330
Rad CLO 27 Ltd.
Series 2024-27A, Class A1
5.638% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(1)(4)	330,000	331,073
Regatta XXVIII Funding Ltd.
Series 2024-2A, Class A2
6.069% (3 mo. USD Term SOFR + 1.75%) due 4/25/2037(1)(4)	250,000	250,346
Santander Drive Auto Receivables Trust
Series 2022-7, Class C
6.69% due 3/17/2031	1,060,000	1,081,107
Series 2024-2, Class C
5.84% due 6/17/2030	195,000	199,495
Series 2025-2, Class B
4.87% due 5/15/2031	260,000	262,456
SBNA Auto Receivables Trust
Series 2024-A, Class A3
5.32% due 12/15/2028(4)	417,003	418,705

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
SEB Funding LLC
Series 2021-1A, Class A2
4.969% due 1/30/2052(4)	$371,070	$367,002
Silver Point CLO 4 Ltd.
Series 2024-4A, Class A2
6.148% (3 mo. USD Term SOFR + 1.83%) due 4/15/2037(1)(4)	250,000	251,160
Trinitas CLO XXVII Ltd.
Series 2024-27A, Class B
6.529% (3 mo. USD Term SOFR + 2.20%) due 4/18/2037(1)(4)	250,000	251,152
U.S. Bank C&I Credit-Linked Notes
Series 2025-SUP2, Class B1
4.818% due 9/25/2032(4)	250,000	249,690
Verizon Master Trust
Series 2024-2, Class A
4.83% due 12/22/2031(4)	310,000	317,200
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A4
5.01% due 1/22/2030	215,000	217,768
Westlake Automobile Receivables Trust
Series 2023-1A, Class C
5.74% due 8/15/2028(4)	1,015,000	1,021,288
Series 2024-2A, Class C
5.68% due 3/15/2030(4)	400,000	406,756
World Omni Auto Receivables Trust
Series 2024-B, Class A3
5.27% due 9/17/2029	440,000	444,772
World Omni Automobile Lease Securitization Trust
Series 2025-A, Class B
4.68% due 5/15/2030	425,000	428,741
World Omni Select Auto Trust
Series 2025-A, Class A2A
4.14% due 5/15/2030	185,000	185,009

Total Asset-Backed Securities (Cost $22,526,591)		22,613,501

Corporate Bonds & Notes — 40.4%
Aerospace & Defense — 0.8%
ATI, Inc.
7.25% due 8/15/2030	197,000	206,788
Boeing Co.
6.528% due 5/1/2034	146,000	161,398
6.858% due 5/1/2054	163,000	185,935
Hexcel Corp.
5.875% due 2/26/2035	114,000	119,201
Northrop Grumman Corp.
3.25% due 1/15/2028	249,000	244,878
TransDigm, Inc.
4.625% due 1/15/2029	152,000	148,956
6.75% due 1/31/2034(4)	158,000	163,365

		1,230,521

Agriculture — 0.9%
Altria Group, Inc.
4.875% due 2/4/2028	197,000	200,191
Imperial Brands Finance PLC
5.875% due 7/1/2034(4)	1,017,000	1,064,373

		1,264,564

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Airlines — 0.4%
AS Mileage Plan IP Ltd.
5.308% due 10/20/2031(4)	$441,000	$438,961
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 9/20/2031(4)	162,000	164,312

		603,273

Auto Manufacturers — 1.5%
Ford Motor Co.
9.625% due 4/22/2030	288,000	335,562
Ford Motor Credit Co. LLC
3.375% due 11/13/2025	275,000	274,494
5.85% due 5/17/2027	200,000	202,473
7.20% due 6/10/2030	272,000	290,790
Hyundai Capital America
1.80% due 10/15/2025(4)	402,000	401,579
JB Poindexter & Co., Inc.
8.75% due 12/15/2031(4)	177,000	185,381
Nissan Motor Acceptance Co. LLC
7.05% due 9/15/2028(4)	303,000	315,480
Toyota Motor Credit Corp.
4.55% due 9/20/2027	122,000	123,407

		2,129,166

Auto Parts & Equipment — 0.2%
Clarios Global LP/Clarios U.S. Finance Co.
6.75% due 9/15/2032(4)	142,000	145,147
ZF North America Capital, Inc.
6.75% due 4/23/2030(4)	170,000	165,899

		311,046

Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	440,000	444,519

		444,519

Biotechnology — 0.4%
Amgen, Inc.
5.15% due 3/2/2028	206,000	210,809
Regeneron Pharmaceuticals, Inc.
2.80% due 9/15/2050	214,000	133,077
Royalty Pharma PLC
3.35% due 9/2/2051	84,000	56,286
5.40% due 9/2/2034	249,000	254,284

		654,456

Building Materials — 0.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.75% due 7/15/2031(4)	204,000	211,885
Smyrna Ready Mix Concrete LLC
6.00% due 11/1/2028(4)	159,000	159,051

		370,936

Chemicals — 0.3%
Rain Carbon, Inc.
12.25% due 9/1/2029(4)	249,000	266,646
Solstice Advanced Materials, Inc.
5.625% due 9/30/2033(4)	149,000	149,492

		416,138

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Coal — 0.1%
SunCoke Energy, Inc.
4.875% due 6/30/2029(4)	$209,000	$195,338

		195,338

Commercial Banks — 4.9%
ABN AMRO Bank NV
3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	180,502
BankUnited, Inc.
5.125% due 6/11/2030	288,000	289,327
Citigroup, Inc.
3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	7,000	6,915
5.174% (5.174% fixed rate until 9/11/2035; 1 day USD SOFR + 1.49% thereafter) due 9/11/2036(1)	203,000	205,060
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	365,448
First Citizens BancShares, Inc.
5.60% (5.60% fixed rate until 9/5/2030; 5 yr. CMT rate + 1.85% thereafter) due 9/5/2035(1)	296,000	295,218
Freedom Mortgage Corp.
12.25% due 10/1/2030(4)	200,000	223,108
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	310,000	276,675
Intesa Sanpaolo SpA
6.625% due 6/20/2033(4)	240,000	264,173
JPMorgan Chase & Co.
4.946% (4.946% fixed rate until 10/22/2034; 1 day USD SOFR + 1.34% thereafter) due 10/22/2035(1)	428,000	431,636
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	174,000	180,383
KeyCorp
6.401% (6.401% fixed rate until 3/6/2034; 1 day USD SOFR + 2.42% thereafter) due 3/6/2035(1)	211,000	228,977
Morgan Stanley
5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	1,004,000	1,018,584

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
PNC Financial Services Group, Inc.
5.401% (5.401% fixed rate until 7/23/2034; 1 day USD SOFR + 1.60% thereafter) due 7/23/2035(1)	$187,000	$193,571
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	417,000	439,741
Truist Financial Corp.
5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	273,000	286,478
U.S. Bancorp
5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(1)	349,000	367,459
UBS Group AG
1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(1)(4)	473,000	468,221
6.301% (6.301% fixed rate until 9/22/2033; 1 yr. CMT rate + 2.00% thereafter) due 9/22/2034(1)(4)	275,000	300,266
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(1)(4)	509,000	528,870
Wells Fargo & Co.
2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	354,818
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	322,000	299,742

		7,205,172

Commercial Services — 1.2%
Allied Universal Holdco LLC
7.875% due 2/15/2031(4)	205,000	214,942
EquipmentShare.com, Inc.
9.00% due 5/15/2028(4)	277,000	293,128
GXO Logistics, Inc.
6.50% due 5/6/2034	521,000	560,156
Herc Holdings, Inc.
7.25% due 6/15/2033(4)	209,000	218,175
Rentokil Terminix Funding LLC
5.625% due 4/28/2035(4)	400,000	412,525

		1,698,926

Computers — 0.4%
CACI International, Inc.
6.375% due 6/15/2033(4)	133,000	137,196
Gartner, Inc.
4.50% due 7/1/2028(4)	309,000	306,477

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Computers — (continued)
International Business Machines Corp.
6.50% due 1/15/2028	$83,000	$87,423

		531,096

Cosmetics & Personal Care — 0.2%
Opal Bidco SAS
6.50% due 3/31/2032(4)	230,000	235,692

		235,692

Diversified Financial Services — 3.1%
Aircastle Ltd.
2.85% due 1/26/2028(4)	600,000	578,561
Aviation Capital Group LLC
6.375% due 7/15/2030(4)	280,000	299,454
Avolon Holdings Funding Ltd.
2.125% due 2/21/2026(4)	289,000	286,024
2.528% due 11/18/2027(4)	35,000	33,651
5.375% due 5/30/2030(4)	245,000	251,317
Cboe Global Markets, Inc.
3.65% due 1/12/2027	210,000	208,786
Citadel Securities Global Holdings LLC
6.20% due 6/18/2035(4)	500,000	525,238
Jane Street Group/JSG Finance, Inc.
6.125% due 11/1/2032(4)	166,000	168,251
6.75% due 5/1/2033(4)	202,000	209,804
LPL Holdings, Inc.
4.00% due 3/15/2029(4)	672,000	657,173
Muthoot Finance Ltd., Reg S
6.375% due 4/23/2029	225,000	227,993
Navient Corp.
11.50% due 3/15/2031	197,000	222,213
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50% due 3/15/2027(4)	365,000	365,145
Nuveen LLC
5.85% due 4/15/2034(4)	198,000	208,338
Osaic Holdings, Inc.
6.75% due 8/1/2032(4)	147,000	151,827
Rocket Cos., Inc.
6.375% due 8/1/2033(4)	187,000	193,005

		4,586,780

Electric — 4.0%
AES Corp.
3.95% due 7/15/2030(4)	781,000	754,155
Alliant Energy Corp.
5.75% (5.75% fixed rate until 1/1/2031; 5 yr. CMT rate + 2.08% thereafter) due 4/1/2056(1)	72,000	72,090
Appalachian Power Co.
5.65% due 4/1/2034	334,000	348,736
Capital Power U.S. Holdings, Inc.
6.189% due 6/1/2035(4)	200,000	209,795
Chile Electricity Lux MPC II SARL
5.58% due 10/20/2035(4)	195,501	201,909
Constellation Energy Generation LLC
5.60% due 6/15/2042	182,000	184,455

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
Dominion Energy, Inc.
5.45% due 3/15/2035	$238,000	$243,861
Series A
6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	151,768
Enel Finance International NV
5.125% due 6/26/2029(4)	287,000	294,008
Entergy Louisiana LLC
5.70% due 3/15/2054	327,000	329,982
5.80% due 3/15/2055	197,000	201,700
Entergy Texas, Inc.
5.55% due 9/15/2054	164,000	161,105
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25% due 1/31/2041(4)	198,101	211,503
Florida Power & Light Co.
5.80% due 3/15/2065	107,000	112,079
Jersey Central Power & Light Co.
5.10% due 1/15/2035	95,000	96,280
Lightning Power LLC
7.25% due 8/15/2032(4)	184,000	194,804
Louisville Gas & Electric Co.
5.85% due 8/15/2055	154,000	158,299
Narragansett Electric Co.
5.35% due 5/1/2034(4)	333,000	342,714
NextEra Energy Capital Holdings, Inc.
5.45% due 3/15/2035	18,000	18,617
NRG Energy, Inc.
4.45% due 6/15/2029(4)	280,000	277,645
5.407% due 10/15/2035(4)	163,000	163,554
6.00% due 2/1/2033(4)	146,000	148,273
Oglethorpe Power Corp.
5.80% due 6/1/2054	194,000	194,016
PSEG Power LLC
5.75% due 5/15/2035(4)	124,000	129,720
Vistra Operations Co. LLC
5.70% due 12/30/2034(4)	441,000	456,357
7.75% due 10/15/2031(4)	138,000	146,031

		5,803,456

Electronics — 0.2%
Vontier Corp.
2.95% due 4/1/2031	243,000	221,955

		221,955

Engineering & Construction — 0.2%
MasTec, Inc.
4.50% due 8/15/2028(4)	351,000	350,058

		350,058

Entertainment — 0.5%
Flutter Treasury DAC
5.875% due 6/4/2031(4)	443,000	449,654
Warnermedia Holdings, Inc.
4.279% due 3/15/2032	174,000	159,427
Series WI
4.054% due 3/15/2029	132,000	127,380

		736,461

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.25% due 3/15/2033(4)	$100,000	$102,270
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% due 1/15/2032	366,000	341,172
5.75% due 4/1/2033	207,000	216,176
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
6.375% due 4/15/2066(4)	211,000	216,917
Mars, Inc.
5.00% due 3/1/2032(4)	238,000	243,490
5.20% due 3/1/2035(4)	637,000	651,101

		1,771,126

Gas — 0.1%
National Fuel Gas Co.
5.95% due 3/15/2035	144,000	150,172

		150,172

Healthcare-Products — 0.1%
Medline Borrower LP/Medline Co- Issuer, Inc.
6.25% due 4/1/2029(4)	143,000	146,633

		146,633

Healthcare-Services — 1.2%
Centene Corp.
2.45% due 7/15/2028	322,000	299,213
4.25% due 12/15/2027	229,000	224,882
Icon Investments Six DAC
6.00% due 5/8/2034	200,000	209,940
UnitedHealth Group, Inc.
3.45% due 1/15/2027	167,000	165,998
4.50% due 4/15/2033	209,000	206,793
5.35% due 2/15/2033	185,000	193,361
Universal Health Services, Inc.
2.65% due 1/15/2032	504,000	438,425

		1,738,612

Insurance — 3.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75% due 4/15/2028(4)	160,000	162,836
Athene Global Funding
5.033% due 7/17/2030(4)	623,000	632,962
5.62% due 5/8/2026(4)	410,000	413,480
Beacon Funding Trust
6.266% due 8/15/2054(4)	273,000	279,369
Belrose Funding Trust II
6.792% due 5/15/2055(4)	140,000	151,611
Brighthouse Financial Global Funding
5.65% due 6/10/2029(4)	408,000	418,728
Brown & Brown, Inc.
2.375% due 3/15/2031	601,000	534,718
5.25% due 6/23/2032	38,000	38,962
5.55% due 6/23/2035	78,000	80,235
CNO Global Funding
5.875% due 6/4/2027(4)	362,000	371,385
Corebridge Global Funding
4.90% due 8/21/2032(4)	145,000	145,645

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
GA Global Funding Trust
5.20% due 12/9/2031(4)	$352,000	$358,131
5.50% due 4/1/2032(4)	343,000	352,013
Hanwha Life Insurance Co. Ltd.
6.30% (6.30% fixed rate until 6/24/2030; 5 yr. CMT rate + 2.29% thereafter) due 6/24/2055(1)(4)	200,000	209,390
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% due 2/15/2031(4)	251,000	258,422
Jackson National Life Global Funding
4.60% due 10/1/2029(4)	302,000	304,349
Pricoa Global Funding I
4.75% due 8/26/2032(4)	182,000	183,834
RGA Global Funding
5.00% due 8/25/2032(4)	449,000	451,479
Sammons Financial Group Global Funding
5.10% due 12/10/2029(4)	207,000	212,758

		5,560,307

Internet — 0.7%
Prosus NV, Reg S
4.027% due 8/3/2050	247,000	172,852
Uber Technologies, Inc.
4.50% due 8/15/2029(4)	438,000	436,757
5.35% due 9/15/2054	187,000	181,433
Weibo Corp.
3.375% due 7/8/2030	200,000	189,133

		980,175

Leisure Time — 0.4%
Carnival Corp.
6.125% due 2/15/2033(4)	145,000	148,630
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(4)	227,000	229,009
5.375% due 1/15/2036	266,000	267,552

		645,191

Lodging — 0.3%
MGM China Holdings Ltd., Reg S
4.75% due 2/1/2027	240,000	239,444
Wynn Macau Ltd.
6.75% due 2/15/2034(4)	200,000	202,751

		442,195

Machinery-Diversified — 0.6%
nVent Finance SARL
4.55% due 4/15/2028	403,000	404,466
Regal Rexnord Corp.
6.05% due 2/15/2026	541,000	543,619

		948,085

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 5/1/2032	164,000	149,251
4.75% due 3/1/2030(4)	171,000	164,086
Directv Financing LLC
8.875% due 2/1/2030(4)	156,000	154,084

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Univision Communications, Inc.
8.50% due 7/31/2031(4)	$141,000	$145,603

		613,024

Mining — 2.1%
Anglo American Capital PLC
3.875% due 3/16/2029(4)	340,000	334,083
5.50% due 5/2/2033(4)	200,000	207,109
5.75% due 4/5/2034(4)	294,000	308,565
Antofagasta PLC
6.25% due 5/2/2034(4)	200,000	214,391
Fortescue Treasury Pty. Ltd.
4.375% due 4/1/2031(4)	205,000	195,721
Glencore Funding LLC
5.634% due 4/4/2034(4)	483,000	502,684
6.375% due 10/6/2030(4)	216,000	233,144
Hecla Mining Co.
7.25% due 2/15/2028	99,000	99,895
Ivanhoe Mines Ltd.
7.875% due 1/23/2030(4)	245,000	253,040
Navoi Mining & Metallurgical Combinat
6.75% due 5/14/2030(4)	200,000	210,063
Novelis Corp.
6.875% due 1/30/2030(4)	247,000	256,133
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.854% due 5/13/2032(4)	200,000	208,034

		3,022,862

Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.
6.25% due 3/15/2033(4)	171,000	176,009
LSB Industries, Inc.
6.25% due 10/15/2028(4)	192,000	189,403

		365,412

Oil & Gas — 2.3%
Aethon United BR LP/Aethon United Finance Corp.
7.50% due 10/1/2029(4)	149,000	155,391
Antero Resources Corp.
7.625% due 2/1/2029(4)	449,000	457,580
APA Corp.
4.25% due 1/15/2030	268,000	259,522
Caturus Energy LLC
8.50% due 2/15/2030(4)	250,000	260,292
Continental Resources, Inc.
5.75% due 1/15/2031(4)	451,000	465,087
Crescent Energy Finance LLC
7.375% due 1/15/2033(4)	204,000	198,628
EQT Corp.
6.375% due 4/1/2029	109,000	113,031
7.00% due 2/1/2030	270,000	293,961
Expand Energy Corp.
5.375% due 3/15/2030	80,000	81,345
Petroleos Mexicanos
6.70% due 2/16/2032	294,000	291,355
SM Energy Co.
6.75% due 8/1/2029(4)	158,000	158,757

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas — (continued)
Tengizchevroil Finance Co. International Ltd.
3.25% due 8/15/2030(4)	$200,000	$184,386
TGNR Intermediate Holdings LLC
5.50% due 10/15/2029(4)	163,000	159,503
Transocean International Ltd.
7.875% due 10/15/2032(4)	92,000	92,000
Viper Energy Partners LLC
5.70% due 8/1/2035	135,000	137,257

		3,308,095

Oil & Gas Services — 0.2%
Kodiak Gas Services LLC
6.50% due 10/1/2033(4)	147,000	149,672
WBI Operating LLC
6.25% due 10/15/2030(4)	150,000	150,000

		299,672

Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.75% due 4/15/2032(4)	144,000	147,724

		147,724

Pharmaceuticals — 0.6%
Bayer Corp.
6.65% due 2/15/2028(4)	343,000	358,581
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	400,000	427,510
Teva Pharmaceutical Finance Netherlands III BV
3.15% due 10/1/2026	25,000	24,556

		810,647

Pipelines — 1.9%
Boardwalk Pipelines LP
3.40% due 2/15/2031	231,000	216,326
Colonial Enterprises, Inc.
5.627% due 11/15/2035(4)	155,000	156,142
DT Midstream, Inc.
4.125% due 6/15/2029(4)	286,000	279,040
Eastern Energy Gas Holdings LLC
5.65% due 10/15/2054	116,000	114,284
5.80% due 1/15/2035	207,000	217,774
Enbridge, Inc.
8.50% (8.50% fixed rate until
10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	512,000	585,582
Greensaif Pipelines Bidco SARL, Reg S
5.853% due 2/23/2036	214,000	224,390
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	564,000	510,889
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50% due 3/1/2030	310,000	315,326
Venture Global LNG, Inc.
8.375% due 6/1/2031(4)	167,000	175,345

		2,795,098

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate — 0.1%
Kennedy-Wilson, Inc.
4.75% due 3/1/2029	$201,000	$192,049

		192,049

Real Estate Investment Trusts — 1.2%
Brandywine Operating Partnership LP
4.55% due 10/1/2029	194,000	185,360
CFE Fibra E
5.875% due 9/23/2040(4)	200,000	201,820
Crown Castle, Inc.
3.30% due 7/1/2030	308,000	291,785
EPR Properties
4.50% due 6/1/2027	180,000	180,096
Host Hotels & Resorts LP
5.70% due 6/15/2032	219,000	225,597
Iron Mountain Information Management Services, Inc.
5.00% due 7/15/2032(4)	161,000	155,130
Millrose Properties, Inc.
6.375% due 8/1/2030(4)	151,000	153,566
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	314,000	310,907

		1,704,261

Retail — 0.3%
Advance Auto Parts, Inc.
7.00% due 8/1/2030(4)	126,000	129,635
QXO Building Products, Inc.
6.75% due 4/30/2032(4)	315,000	326,150

		455,785

Semiconductors — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875% due 1/15/2027	151,000	150,887
Broadcom, Inc.
4.15% due 4/15/2032(4)	427,000	418,744
4.30% due 11/15/2032	287,000	283,293
5.15% due 11/15/2031	225,000	233,786
Foundry JV Holdco LLC
5.50% due 1/25/2031(4)	200,000	207,534
5.90% due 1/25/2033(4)	447,000	471,355

		1,765,599

Software — 1.0%
Atlassian Corp.
5.50% due 5/15/2034	269,000	277,126
Fair Isaac Corp.
6.00% due 5/15/2033(4)	251,000	254,123
MSCI, Inc.
5.25% due 9/1/2035	204,000	205,689
Oracle Corp.
5.95% due 9/26/2055	266,000	265,182
Paychex, Inc.
5.35% due 4/15/2032	465,000	482,504

		1,484,624

Telecommunications — 0.2%
Sprint Capital Corp.
8.75% due 3/15/2032	212,000	258,276

		258,276

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Transportation — 0.2%
Rand Parent LLC
8.50% due 2/15/2030(4)	$276,000	$286,782
Watco Cos. LLC/Watco Finance Corp.
7.125% due 8/1/2032(4)	52,000	53,824

		340,606

Total Corporate Bonds & Notes (Cost $57,549,880)		58,935,783

Non-Agency Mortgage-Backed Securities — 11.0%
ALA Trust
Series 2025-OANA, Class A
5.894% due 6/15/2040(1)(2)(4)	250,000	251,250
Bank5
Series 2025-5YR14, Class A3
5.646% due 4/15/2058	610,000	638,124
BBCMS Mortgage Trust
Series 2023-C21, Class A5
6.00% due 9/15/2056(1)(2)	370,000	398,142
Series 2025-5C33, Class A4
5.839% due 3/15/2058	230,000	242,389
Series 2025-5C34, Class A3
5.659% due 5/15/2058	210,000	220,117
Benchmark Mortgage Trust
Series 2024-V11, Class A3
5.909% due 11/15/2057(1)(2)	200,000	210,471
Series 2024-V12, Class A3
5.739% due 12/15/2057	210,000	220,002
Series 2024-V7, Class A3
6.228% due 5/15/2056(1)(2)	580,000	613,204
Series 2024-V9, Class A3
5.602% due 8/15/2057	350,000	363,532
BMO Mortgage Trust
Series 2023-C5, Class A4
5.494% due 6/15/2056	220,000	228,317
Series 2024-5C5, Class A3
5.857% due 2/15/2057	400,000	418,837
Series 2024-5C8, Class A3
5.625% due 12/15/2057(1)(2)	210,000	218,849
BX Commercial Mortgage Trust
Series 2025-BCAT, Class A
5.53% due 8/15/2042(1)(2)(4)	134,160	134,286
Series 2025-COPT, Class A
5.90% due 8/15/2042(1)(2)(4)	240,000	240,225
BX Trust
Series 2025-ROIC, Class B
5.544% due 3/15/2030(1)(2)(4)	308,796	308,024
Series 2025-TAIL, Class A
5.55% due 6/15/2035(1)(2)(4)	110,000	109,828
CIM Trust
Series 2021-INV1, Class A2
2.50% due 7/1/2051(1)(2)(4)	403,126	334,837
Series 2021-J2, Class A1
2.50% due 4/25/2051(1)(2)(4)	68,196	56,562
Series 2021-J3, Class A1
2.50% due 6/25/2051(1)(2)(4)	791,038	654,646
Citigroup Mortgage Loan Trust, Inc.
Series 2022-INV1, Class A3B
3.00% due 11/27/2051(1)(2)(4)	75,842	65,769

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
CONE Trust
Series 2024-DFW1, Class A
5.792% due 8/15/2041(1)(2)(4)	$210,000	$209,834
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1
5.556% due 1/25/2042(1)(2)(4)	61,333	61,314
Series 2023-R01, Class 1M2
8.106% due 12/25/2042(1)(2)(4)	180,000	189,000
Series 2023-R03, Class 2M2
8.256% due 4/25/2043(1)(2)(4)	85,000	89,885
Series 2023-R04, Class 1M1
6.656% due 5/25/2043(1)(2)(4)	203,349	207,544
EFMT
Series 2025-INV4, Class A1
5.10% due 10/25/2070(1)(2)(4)	232,000	232,038
Flagstar Mortgage Trust
Series 2021-3INV, Class A2
2.50% due 6/25/2051(1)(2)(4)	537,615	445,591
Series 2021-7, Class A1
2.50% due 8/25/2051(1)(2)(4)	391,720	324,649
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M2
6.856% due 1/25/2042(1)(2)(4)	225,000	228,681
Series 2022-DNA3, Class M2
8.706% due 4/25/2042(1)(2)(4)	150,000	156,881
Series 2022-DNA4, Class M1B
7.706% due 5/25/2042(1)(2)(4)	70,000	72,647
Series 2022-HQA1, Class M2
9.606% due 3/25/2042(1)(2)(4)	160,000	168,586
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2
2.50% due 4/25/2052(1)(2)(4)	304,966	253,146
Series 2021-PJ2, Class A2
2.50% due 7/25/2051(1)(2)(4)	417,197	345,784
Series 2021-PJ8, Class A2
2.50% due 1/25/2052(1)(2)(4)	550,296	457,449
Series 2022-HP1, Class A2
3.00% due 9/25/2052(1)(2)(4)	82,039	70,526
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A
5.649% due 1/13/2040(1)(2)(4)	280,000	289,351
JP Morgan Mortgage Trust
Series 2021-13, Class A3
2.50% due 4/25/2052(1)(2)(4)	427,485	354,846
Series 2021-INV6, Class A2
3.00% due 4/25/2052(1)(2)(4)	174,753	151,867
Series 2021-INV6, Class A2A
2.50% due 4/25/2052(1)(2)(4)	146,792	122,304
Series 2021-INV8, Class A2
3.00% due 5/25/2052(1)(2)(4)	399,109	345,604
Series 2022-1, Class A3
2.50% due 7/25/2052(1)(2)(4)	194,328	160,938
Series 2022-4, Class A3
3.00% due 10/25/2052(1)(2)(4)	314,361	271,809
Series 2022-INV1, Class A3
3.00% due 3/25/2052(1)(2)(4)	237,739	206,016
Series 2022-INV3, Class A3B
3.00% due 9/25/2052(1)(2)(4)	229,683	198,323
Series 2025-DSC1, Class A1
5.577% due 9/25/2065(1)(2)(4)	288,435	291,166
Series 2025-VIS3, Class A1
5.062% due 2/25/2066(1)(2)(4)	130,000	130,029

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
KIND Commercial Mortgage Trust
Series 2024-1, Class A
6.04% due 8/15/2041(1)(2)(4)	$220,000	$220,275
MAD Commercial Mortgage Trust
Series 2025-11MD, Class A
4.754% due 10/15/2042(1)(2)(4)	190,000	189,475
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1, Class A3
5.635% due 3/15/2058	240,000	250,886
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1
5.553% due 5/25/2065(1)(2)(4)	321,133	324,292
NYMT Loan Trust
Series 2025-INV2, Class A1
5.00% due 10/25/2060(1)(2)(4)	100,000	100,048
OBX Trust
Series 2025-NQM16, Class A1
4.905% due 8/25/2065(1)(2)(4)	130,000	129,937
Rate Mortgage Trust
Series 2021-HB1, Class A1
2.50% due 12/25/2051(1)(2)(4)	335,700	278,237
ROCK Trust
Series 2024-CNTR, Class A
5.388% due 11/13/2041(4)	350,000	360,611
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.593% due 2/15/2042(1)(2)(4)	370,000	368,034
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class B
5.743% due 4/15/2042(1)(2)(4)	300,000	298,502
Towd Point Mortgage Trust
Series 2019-HY1, Class M2
6.272% due 10/25/2048(1)(2)(4)	210,000	218,343
Wells Fargo Commercial Mortgage Trust
Series 2019-C51, Class A3
3.055% due 6/15/2052	264,019	252,330
Series 2021-C61, Class A4
2.658% due 11/15/2054	250,000	223,240
Series 2024-MGP, Class A12
5.841% due 8/15/2041(1)(2)(4)	350,000	349,701
Series 2025-5C3, Class A3
6.096% due 1/15/2058	260,000	275,788
Wells Fargo Mortgage-Backed
Securities Trust
Series 2021-INV2, Class A2
2.50% due 9/25/2051(1)(2)(4)	247,018	204,723

Total Non-Agency Mortgage-Backed Securities (Cost $15,891,307)		16,007,641

Senior Secured Loans — 2.1%
Airlines — 0.1%
American Airlines, Inc.
2025 Term Loan
6.576% (3 mo. USD Term SOFR + 2.25%) due 4/20/2028(1)	115,503	115,263

		115,263

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Commercial Services — 0.3%
Avis Budget Car Rental LLC
2025 Term Loan B
6.663% (1 mo. USD Term SOFR + 2.05%) due 7/16/2032(1)	$75,810	$75,115
Prime Security Services Borrower LLC
2025 Incremental Term Loan B
6.005% (1 mo. USD Term SOFR + 1.75%) due 3/7/2032(1)	222,441	220,181
Trans Union LLC
2024 Term Loan B8
5.913% (1 mo. USD Term SOFR + 1.75%) due 6/24/2031(1)	60,388	60,330
2024 Term Loan B9
5.913% (1 mo. USD Term SOFR + 1.75%) due 6/24/2031(1)	141,219	141,074

		496,700

Distribution/Wholesale — 0.1%
Resideo Funding, Inc.
2025 Incremental Term Loan
6.038% (3 mo. USD Term SOFR + 2.25%) due 8/13/2032(1)	98,000	97,939

		97,939

Diversified Financial Services — 0.3%
Avolon TLB Borrower 1 U.S. LLC
2023 Term Loan B6
5.885% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)	419,828	419,899
Hudson River Trading LLC
2024 Term Loan B
7.15% (1 mo. USD Term SOFR + 3.00%) due 3/18/2030(1)	79,798	79,914

		499,813

Electric — 0.4%
Alpha Generation LLC
Term Loan B
6.163% (1 mo. USD Term SOFR + 2.00%) due 9/30/2031(1)	337,296	336,622
Calpine Corp.
2024 Term Loan B10
5.913% (1 mo. USD Term SOFR + 1.75%) due 1/31/2031(1)	181,000	180,786
NRG Energy, Inc.
2024 Term Loan
6.064% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)	77,351	77,327

		594,735

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)		Principal Amount	Value

Senior Secured Loans — (continued)
Entertainment — 0.4%
Flutter Financing BV
2024 Term Loan B
5.752% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(1)		$366,197	$364,641
SeaWorld Parks & Entertainment, Inc.
2024 Term Loan B3
6.163% (1 mo. USD Term SOFR + 2.00%) due 12/4/2031(1)		80,823	80,621
Six Flags Entertainment Corp.
2024 Term Loan B
6.163% (1 mo. USD Term SOFR + 2.00%) due 5/1/2031(1)		117,406	116,554

			561,816

Environmental Control — 0.1%
Clean Harbors, Inc.
2025 Term Loan
0.00% due 9/24/2032(1)(5)		207,000	207,259

			207,259

Pharmaceuticals — 0.2%
Elanco Animal Health, Inc.
Term Loan B
6.13% (1 mo. USD Term SOFR + 1.75%) due 8/1/2027(1)		211,266	210,985

			210,985

Pipelines — 0.2%
Colossus Acquireco LLC
Term Loan B
5.87% (3 mo. USD Term SOFR + 1.75%) due 7/30/2032(1)		236,000	234,487

			234,487

Total Senior Secured Loans (Cost $3,026,484)			3,018,997

Foreign Government — 0.3%
Baiterek National Managing Holding JSC
5.45% due 5/8/2028(4)	USD	222,000	226,260
Romania Government International Bonds
6.625% due 5/16/2036(4)	USD	266,000	270,010

Total Foreign Government (Cost $490,039)			496,270

U.S. Government Securities — 17.3%
U.S. Treasury Bonds
4.00% due 11/15/2042		$2,326,000	2,150,460
4.50% due 11/15/2054		3,732,900	3,594,228
4.625% due 11/15/2044		4,277,000	4,237,237
4.75% due 2/15/2045		3,547,000	3,569,169
4.75% due 5/15/2055		4,959,000	4,974,497
U.S. Treasury Notes
3.625% due 8/31/2027		1,048,000	1,047,959
3.75% due 6/30/2027		2,723,000	2,727,893

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
4.00% due 5/31/2030	$2,949,000	$2,983,559

Total U.S. Government Securities (Cost $24,999,000)		25,285,002

Repurchase Agreements — 1.9%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $2,755,953, due 10/1/2025(6)	2,755,857	2,755,857

Total Repurchase Agreements (Cost $2,755,857)		2,755,857

Total Investments — 117.5% (Cost $169,862,687)		171,479,525

Liabilities in excess of other assets — (17.5)%		(25,527,335)

Total Net Assets — 100.0%		$145,952,190

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $62,678,636, representing 42.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$2,490,800	$2,811,187

Open futures contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2025	29	Long	$6,045,816	$6,043,555	$(2,261)
U.S. 5-Year Treasury Note	December 2025	37	Long	4,123,161	4,040,227	(82,934)
U.S. Ultra 10-Year Treasury Note	December 2025	11	Long	1,266,909	1,265,859	(1,050)

Total				$11,435,886	$11,349,641	$(86,245)

Legend:

ACES – Alternative Credit Enhancement Securities

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$42,366,474	$—	$42,366,474
Asset-Backed Securities	—	22,613,501	—	22,613,501
Corporate Bonds & Notes	—	58,935,783	—	58,935,783
Non-Agency Mortgage-Backed Securities	—	16,007,641	—	16,007,641
Senior Secured Loans	—	3,018,997	—	3,018,997
Foreign Government	—	496,270	—	496,270
U.S. Government Securities	—	25,285,002	—	25,285,002
Repurchase Agreements	—	2,755,857	—	2,755,857

Total	$—	$171,479,525	$—	$171,479,525

Other Financial Instruments
Futures Contracts
Liabilities	$(86,245)	$—	$—	$(86,245)

Total	$(86,245)	$—	$—	$(86,245)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 98.4%
Aerospace & Defense — 0.5%
Leonardo DRS, Inc.	17,649	$801,265

		801,265

Air Freight & Logistics — 1.8%
GXO Logistics, Inc.(1)	58,358	3,086,555

		3,086,555

Automobile Components — 1.1%
Fox Factory Holding Corp.(1)	31,104	755,516
Gentherm, Inc.(1)	33,231	1,131,848

		1,887,364

Banks — 10.5%
Enterprise Financial Services Corp.	57,281	3,321,152
First BanCorp	101,224	2,231,989
First Commonwealth Financial Corp.	74,858	1,276,329
National Bank Holdings Corp., Class A	65,709	2,538,996
Popular, Inc.	13,753	1,746,769
Prosperity Bancshares, Inc.	39,963	2,651,545
Webster Financial Corp.	50,315	2,990,724
WesBanco, Inc.	50,898	1,625,173

		18,382,677

Biotechnology — 1.5%
Halozyme Therapeutics, Inc.(1)	16,918	1,240,766
PTC Therapeutics, Inc.(1)	21,608	1,326,083

		2,566,849

Building Products — 1.0%
Gibraltar Industries, Inc.(1)	14,349	901,117
UFP Industries, Inc.	8,820	824,582

		1,725,699

Capital Markets — 1.9%
BGC Group, Inc., Class A	349,260	3,304,000

		3,304,000

Chemicals — 2.2%
Ashland, Inc.	32,977	1,579,928
Huntsman Corp.	44,040	395,479
Ingevity Corp.(1)	17,860	985,693
Mosaic Co.	24,367	845,048

		3,806,148

Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	57,747	2,663,292
BrightView Holdings, Inc.(1)	218,103	2,922,580

		5,585,872

Communications Equipment — 0.3%
Calix, Inc.(1)	9,089	557,792

		557,792

Construction & Engineering — 2.1%
Arcosa, Inc.	17,936	1,680,783
MYR Group, Inc.(1)	9,401	1,955,690

		3,636,473

Consumer Finance — 1.5%
FirstCash Holdings, Inc.	3,252	515,182
SLM Corp.	76,866	2,127,651

		2,642,833

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Staples Distribution & Retail — 1.0%
Grocery Outlet Holding Corp.(1)	108,624	$1,743,415

		1,743,415

Containers & Packaging — 0.5%
Sonoco Products Co.	19,603	844,693

		844,693

Diversified Consumer Services — 2.0%
ADT, Inc.	186,186	1,621,680
Driven Brands Holdings, Inc.(1)	117,673	1,895,712

		3,517,392

Diversified REITs — 1.3%
Broadstone Net Lease, Inc.	124,060	2,216,952

		2,216,952

Electric Utilities — 1.7%
IDACORP, Inc.	8,446	1,116,139
Portland General Electric Co.	42,711	1,879,284

		2,995,423

Electrical Equipment — 1.3%
Generac Holdings, Inc.(1)	5,359	897,096
Regal Rexnord Corp.	8,997	1,290,530

		2,187,626

Electronic Equipment, Instruments & Components — 2.4%
Coherent Corp.(1)	12,713	1,369,444
Crane NXT Co.	42,953	2,880,858

		4,250,302

Energy Equipment & Services — 3.0%
Atlas Energy Solutions, Inc.	120,172	1,366,356
Expro Group Holdings NV(1)	89,180	1,059,458
Kodiak Gas Services, Inc.	29,514	1,091,133
Liberty Energy, Inc.	86,611	1,068,780
Solaris Energy Infrastructure, Inc.	17,515	700,074

		5,285,801

Food Products — 0.7%
Nomad Foods Ltd.	92,859	1,221,096

		1,221,096

Gas Utilities — 1.5%
Spire, Inc.	32,442	2,644,672

		2,644,672

Ground Transportation — 1.3%
Knight-Swift Transportation Holdings, Inc.	56,367	2,227,060

		2,227,060

Health Care Equipment & Supplies — 4.5%
Enovis Corp.(1)	100,247	3,041,494
Haemonetics Corp.(1)	15,733	766,826
Teleflex, Inc.	33,741	4,128,549

		7,936,869

Health Care Technology — 1.0%
Phreesia, Inc.(1)	73,841	1,736,740

		1,736,740

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — 0.5%
Dave & Buster’s Entertainment, Inc.(1)	12,800	$232,448
Wyndham Hotels & Resorts, Inc.	8,582	685,702

		918,150

Household Durables — 0.6%
Century Communities, Inc.	16,924	1,072,474

		1,072,474

Insurance — 5.5%
Axis Capital Holdings Ltd.	9,199	881,264
CNO Financial Group, Inc.	66,392	2,625,804
Hanover Insurance Group, Inc.	14,749	2,678,861
Kemper Corp.	49,457	2,549,508
Primerica, Inc.	3,167	879,127

		9,614,564

Interactive Media & Services — 1.1%
Cargurus, Inc.(1)	51,064	1,901,113

		1,901,113

IT Services — 0.5%
ASGN, Inc.(1)	17,059	807,744

		807,744

Machinery — 1.7%
Hillman Solutions Corp.(1)	211,205	1,938,862
Timken Co.	14,603	1,097,853

		3,036,715

Marine Transportation — 0.9%
Star Bulk Carriers Corp.	88,409	1,643,523

		1,643,523

Metals & Mining — 7.8%
Alcoa Corp.	46,519	1,530,010
Capstone Copper Corp. (Canada)(1)	251,990	2,140,204
Commercial Metals Co.	24,807	1,420,945
Constellium SE(1)	140,468	2,090,164
ERO Copper Corp.(1)	46,332	937,296
thyssenkrupp AG (Germany)	251,463	3,448,744
Warrior Met Coal, Inc.	32,437	2,064,291

		13,631,654

Multi-Utilities — 2.4%
Black Hills Corp.	34,346	2,115,370
Northwestern Energy Group, Inc.	36,337	2,129,712

		4,245,082

Oil, Gas & Consumable Fuels — 6.4%
Antero Resources Corp.(1)	39,443	1,323,707
BKV Corp.(1)	109,920	2,542,449
DHT Holdings, Inc.	146,111	1,746,026
Excelerate Energy, Inc., Class A	17,567	442,513
Scorpio Tankers, Inc.	44,292	2,482,567
SM Energy Co.	58,156	1,452,155
Viper Energy, Inc., Class A	31,780	1,214,632

		11,204,049

Passenger Airlines — 0.6%
Allegiant Travel Co.(1)	16,642	1,011,334

		1,011,334

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	20,527	$746,156

		746,156

Professional Services — 2.2%
First Advantage Corp.(1)	40,578	624,495
Maximus, Inc.	34,335	3,137,189

		3,761,684

Real Estate Management & Development — 0.7%
Newmark Group, Inc., Class A	68,487	1,277,283

		1,277,283

Retail REITs — 3.7%
Brixmor Property Group, Inc.	129,561	3,586,248
Getty Realty Corp.	104,672	2,808,350

		6,394,598

Semiconductors & Semiconductor Equipment — 5.4%
Diodes, Inc.(1)	21,096	1,122,518
Semtech Corp.(1)	16,590	1,185,356
Silicon Motion Technology Corp., ADR	55,444	5,256,646
Tower Semiconductor Ltd.(1)	25,271	1,827,093

		9,391,613

Software — 4.4%
BlackBerry Ltd.(1)	88,709	432,900
NCR Voyix Corp.(1)	277,799	3,486,377
Teradata Corp.(1)	131,362	2,825,597
Verint Systems, Inc. (United States)(1)	44,838	907,969

		7,652,843

Specialty Retail — 2.4%
Academy Sports & Outdoors, Inc.	28,573	1,429,222
Advance Auto Parts, Inc.	22,237	1,365,352
Bath & Body Works, Inc.	50,707	1,306,212

		4,100,786

Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc.	15,327	885,901
Under Armour, Inc., Class A(1)	180,484	900,615
Under Armour, Inc., Class C(1)	132,277	638,898

		2,425,414

Total Common Stocks (Cost $152,712,635)		171,628,347

	Principal Amount	Value
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $3,178,463, due 10/1/2025(2)	$3,178,351	3,178,351

Total Repurchase Agreements (Cost $3,178,351)		3,178,351

Total Investments — 100.2% (Cost $155,890,986)		174,806,698

Liabilities in excess of other assets — (0.2)%		(273,449)

Total Net Assets — 100.0%		$174,533,249

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$2,872,600	$3,242,031

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$168,179,603	$3,448,744	*	$—	$171,628,347
Repurchase Agreements	—	3,178,351		—	3,178,351

Total	$168,179,603	$6,627,095		$—	$174,806,698

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.6%
Bermuda — 2.4%
CK Infrastructure Holdings Ltd.	167,699	$1,102,009

		1,102,009

Brazil — 3.9%
Cia de Saneamento Basico do Estado de Sao Paulo	71,800	1,783,044

		1,783,044

China — 3.1%
ENN Energy Holdings Ltd.	166,794	1,380,512

		1,380,512

France — 4.9%
Engie SA	103,203	2,213,764

		2,213,764

Germany — 6.0%
E.ON SE	143,946	2,706,503

		2,706,503

Italy — 4.8%
Enel SpA	230,240	2,183,697

		2,183,697

Japan — 4.2%
Kansai Electric Power Co., Inc.	79,900	1,144,447
Tokyo Gas Co. Ltd.	20,700	736,589

		1,881,036

Spain — 4.2%
Iberdrola SA	99,078	1,877,356

		1,877,356

United Kingdom — 6.7%
National Grid PLC	140,490	2,025,388
SSE PLC	43,542	1,020,402

		3,045,790

United States — 59.4%
American Electric Power Co., Inc.	26,663	2,999,587
Atmos Energy Corp.	12,390	2,115,592
Constellation Energy Corp.	3,284	1,080,666
Dominion Energy, Inc.	36,556	2,236,131
Duke Energy Corp.	15,413	1,907,359
Exelon Corp.	29,179	1,313,347
IDACORP, Inc.	12,765	1,686,895
NextEra Energy, Inc.	39,936	3,014,769
NRG Energy, Inc.	1,672	270,780
ONE Gas, Inc.	10,304	834,006
PG&E Corp.	41,910	632,003
Sempra	32,334	2,909,413
Southern Co.	20,750	1,966,477
Vistra Corp.	9,559	1,872,799
WEC Energy Group, Inc.	16,903	1,936,915

		26,776,739

Total Common Stocks (Cost $31,480,115)		44,950,450

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $170,819, due 10/1/2025(1)	$170,813	$170,813

Total Repurchase Agreements (Cost $170,813)		170,813

Total Investments — 100.0% (Cost $31,650,928)		45,121,263

Liabilities in excess of other assets — (0.0)%		(13,176)

Total Net Assets — 100.0%		$45,108,087

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$154,400	$174,278

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,102,009	*	$—	$1,102,009
Brazil	1,783,044	—		—	1,783,044
China	—	1,380,512	*	—	1,380,512
France	—	2,213,764	*	—	2,213,764
Germany	—	2,706,503	*	—	2,706,503
Italy	—	2,183,697	*	—	2,183,697
Japan	—	1,881,036	*	—	1,881,036
Spain	—	1,877,356	*	—	1,877,356
United Kingdom	—	3,045,790	*	—	3,045,790
United States	26,776,739	—		—	26,776,739
Repurchase Agreements	—	170,813		—	170,813

Total	$28,559,783	$16,561,480		$—	$45,121,263

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	1,550	$150,366

		150,366

Total Common Stocks (Cost $180,917)		150,366

	Principal Amount	Value

Agency Mortgage-Backed Securities — 21.1%
Government National Mortgage Association
3.50% due 10/20/2055(1)	$2,868,000	2,614,515
4.00% due 10/20/2055(1)	472,000	443,727
5.00% due 10/20/2054(1)	229,000	227,768
Uniform Mortgage-Backed Security
2.50% due 10/1/2055(1)	244,000	205,531
3.00% due 10/1/2055(1)	4,985,000	4,377,833
3.50% due 10/1/2055(1)	6,443,000	5,885,817
4.00% due 10/1/2055(1)	1,949,000	1,836,664
4.50% due 10/1/2055(1)	3,500,000	3,394,502
5.00% due 10/1/2055(1)	3,364,000	3,335,935
5.50% due 10/1/2054(1)	8,269,000	8,337,120
6.00% due 10/1/2054(1)	3,594,000	3,671,586
6.50% due 10/1/2054(1)	262,000	270,746

Total Agency Mortgage-Backed Securities (Cost $34,737,610)		34,601,744

Asset-Backed Securities — 21.6%
ACHV ABS Trust
Series 2023-1PL, Class D
8.47% due 3/18/2030(2)	580,061	584,241
Affirm Asset Securitization Trust
Series 2024-A, Class 1C
6.16% due 2/15/2029(2)	1,793,000	1,800,740
AGL CLO 14 Ltd.
Series 2021-14A, Class DR
7.176% (3 mo. USD Term SOFR + 2.85%) due 12/2/2034(2)(3)	500,000	499,097
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class E
6.066% due 6/15/2033(2)	255,576	256,443
Amur Equipment Finance Receivables XV LLC
Series 2025-1A, Class D
5.68% due 8/20/2032(2)	346,000	352,040
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class D
7.31% due 6/20/2029(2)	1,046,000	1,071,003
Bain Capital Credit CLO Ltd.
Series 2024-4A, Class D1
7.419% (3 mo. USD Term SOFR + 3.10%) due 10/23/2037(2)(3)	1,000,000	1,000,789
Ballyrock CLO 21 Ltd.
Series 2022-21A, Class BR
6.276% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	1,000,660

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class C
6.133% (30 day SOFR + 1.80%) due 7/27/2048(2)(3)	$250,000	$250,098
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
6.226% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(2)(3)	1,000,000	1,003,955
Carlyle U.S. CLO Ltd.
Series 2021-7A, Class D1R
7.318% (3 mo. USD Term SOFR + 3.00%) due 4/15/2040(2)(3)	500,000	500,782
Carvana Auto Receivables Trust
Series 2021-N3, Class E
3.16% due 6/12/2028(2)	1,147,871	1,115,022
CIFC Funding Ltd.
Series 2018-2A, Class CR
6.326% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(2)(3)	1,000,000	1,001,956
Series 2019-7A, Class A1R
5.371% (3 mo. USD Term SOFR + 1.28%) due 10/19/2038(2)(3)	1,438,000	1,442,297
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216% due 4/25/2047(2)	917,500	848,687
Compass Datacenters Issuer II LLC
Series 2025-1A, Class B1
5.756% due 5/25/2050(2)	557,000	563,888
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
6.326% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(2)(3)	1,300,000	1,302,558
Empower CLO Ltd.
Series 2022-1A, Class CR
6.276% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(2)(3)	1,000,000	1,000,669
Exeter Automobile Receivables Trust
Series 2024-3A, Class E
7.84% due 10/15/2031(2)	230,000	240,797
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D
5.34% due 1/15/2032	180,000	181,018
FHF Issuer Trust
Series 2025-1A, Class C
5.69% due 8/15/2031(2)	741,000	737,949
Series 2025-1A, Class D
5.95% due 6/15/2032(2)	467,000	465,137
Fora Financial Asset Securitization LLC
Series 2024-1A, Class A
6.33% due 8/15/2029(2)	416,000	419,497
Foundation Finance Trust
Series 2023-2A, Class D
9.10% due 6/15/2049(2)	687,183	735,561

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Generate CLO 8 Ltd.
Series 8A, Class CR2
6.426% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(2)(3)	$1,000,000	$1,001,999
Hilton Grand Vacations Trust
Series 2025-1A, Class C
5.52% due 5/27/2042(2)	368,364	371,983
Series 2025-2A, Class C
5.12% due 5/25/2044(2)	465,761	467,443
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class C
6.639% (30 day SOFR + 2.25%) due 3/21/2033(2)(3)	218,255	217,729
Series 2025-1, Class D
7.889% (30 day SOFR + 3.50%) due 3/21/2033(2)(3)	404,175	405,773
Series 2025-2, Class D
7.639% (30 day SOFR + 3.25%) due 9/20/2033(2)(3)	484,602	485,119
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2
5.61% due 8/16/2055(2)	420,000	428,858
LL ABS Trust
Series 2022-2A, Class D
9.00% due 5/15/2030(2)	1,469,766	1,475,976
Marlette Funding Trust
Series 2025-1A, Class D
6.02% due 7/16/2035(2)	420,000	423,557
MVW LLC
Series 2025-1A, Class C
5.75% due 9/22/2042(2)	358,210	361,038
Neuberger Berman Loan Advisers CLO 49 Ltd.
Series 2022-49A, Class DR
7.119% (3 mo. USD Term SOFR + 2.80%) due 7/25/2035(2)(3)	1,000,000	1,002,399
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
6.076% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(2)(3)	1,000,000	1,002,059
OnDeck Asset Securitization IV LLC
Series 2025-1A, Class B
5.52% due 4/19/2032(2)	500,000	502,528
Series 2025-1A, Class C
6.64% due 4/19/2032(2)	250,000	247,268
Series 2025-1A, Class D
8.77% due 4/19/2032(2)	200,000	199,629
PRET LLC
Series 2025-NPL4, Class A1
6.368% due 4/25/2055(2)(3)(4)	646,942	651,500
QTS Issuer ABS I LLC
Series 2025-1A, Class B
5.928% due 5/25/2055(2)	310,000	314,069
Rad CLO 27 Ltd.
Series 2024-27A, Class D1
7.118% (3 mo. USD Term SOFR + 2.80%) due 1/15/2038(2)(3)	1,000,000	1,000,883

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Reach ABS Trust
Series 2025-2A, Class C
5.69% due 8/18/2032(2)	$320,000	$323,635
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class D
6.86% due 1/21/2042(2)	644,154	649,739
SoFi Consumer Loan Program Trust
Series 2025-3, Class D
5.35% due 8/15/2034(2)	846,000	848,949
Sotheby’s Artfi Master Trust
Series 2024-1A, Class D
7.91% due 12/22/2031(2)	832,000	835,303
Taco Bell Funding LLC
Series 2025-1A, Class A2I
4.821% due 8/25/2055(2)	477,000	477,996
Tricolor Auto Securitization Trust
Series 2025-1A, Class C
5.72% due 10/15/2029(2)	906,000	234,567
Series 2025-1A, Class D
6.84% due 4/15/2031(2)	370,000	46,250
Truist Bank Auto Credit-Linked Notes
Series 2025-1, Class C
6.807% due 9/26/2033(2)	700,000	700,643
Upstart Securitization Trust
Series 2025-3, Class C
5.43% due 9/20/2035(2)	190,000	189,365
Vertical Bridge CC LLC
Series 2025-1A, Class C
7.446% due 8/16/2055(2)	507,000	506,290
Western Funding Auto Loan Trust
Series 2025-1, Class C
5.34% due 11/15/2035(2)	247,000	249,742
Westlake Automobile Receivables Trust
Series 2025-2A, Class D
5.08% due 5/15/2031(2)	642,000	647,161
Series 2025-P1, Class D
5.59% due 7/15/2032(2)	346,000	352,904
Wingspire Equipment Finance LLC
Series 2025-1A, Class D
5.45% due 9/20/2033(2)	432,000	431,161

Total Asset-Backed Securities (Cost $36,352,235)		35,428,399

Corporate Bonds & Notes — 31.0%
Aerospace & Defense — 0.4%
Bombardier, Inc.
7.45% due 5/1/2034(2)	524,000	578,746

		578,746

Airlines — 0.5%
American Airlines, Inc.
8.50% due 5/15/2029(2)	233,000	243,055
Latam Airlines Group SA
7.625% due 1/7/2031(2)	483,000	500,115

		743,170

Auto Manufacturers — 0.8%
Aston Martin Capital Holdings Ltd.
10.00% due 3/31/2029(2)	342,000	334,837
Ford Motor Credit Co. LLC
6.50% due 2/7/2035	562,000	577,374

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Auto Manufacturers — (continued)
General Motors Financial Co., Inc.
Series A
5.75% due 9/30/2027(3)	$471,000	$466,696

		1,378,907

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.375% due 10/15/2032(2)	198,000	197,666

		197,666

Building Materials — 0.7%
CP Atlas Buyer, Inc.
9.75% due 7/15/2030(2)	111,000	116,250
JH North America Holdings, Inc.
5.875% due 1/31/2031(2)	390,000	395,973
6.125% due 7/31/2032(2)	105,000	107,549
Quikrete Holdings, Inc.
6.75% due 3/1/2033(2)	163,000	169,470
Wilsonart LLC
11.00% due 8/15/2032(2)	378,000	367,963

		1,157,205

Chemicals — 0.2%
Olympus Water U.S. Holding Corp.
7.25% due 2/15/2033(2)	229,000	229,239
Olympus Water U.S. Holding Corp.,
Reg S
5.375% due 10/1/2029	148,000	164,796

		394,035

Commercial Banks — 0.9%
BNP Paribas SA
9.25% (9.25% fixed rate until 11/17/2027; 5 yr. CMT rate + 4.97% thereafter) due 11/17/2027(2)(3)	200,000	214,868
Citigroup, Inc.
5.592% (5.592% fixed rate until 11/19/2029 ; 5 yr. CMT rate + 1.28% thereafter) due 11/19/2034(3)	315,000	322,337
Series W
4.00% (4.00% fixed rate until 12/10/2025; 5 yr. CMT rate + 3.60% thereafter) due 12/10/2025(3)	187,000	186,272
Series X
3.875% (3.875% fixed rate until 2/18/2026; 5 yr. CMT rate + 3.42% thereafter) due 2/18/2026(3)	187,000	185,272
JPMorgan Chase & Co.
Series KK
3.65% (3.65% fixed rate until 6/1/2026; 5 yr. CMT rate + 2.85% thereafter) due 6/1/2026(3)	188,000	185,939

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Toronto-Dominion Bank
6.35% (6.35% fixed rate until 10/31/2030; 5 yr. CMT rate + 2.72% thereafter) due 10/31/2085(3)	$314,000	$314,785

		1,409,473

Commercial Services — 2.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 6/1/2028(2)	338,000	331,430
AMN Healthcare, Inc.
6.50% due 1/15/2031(2)	341,000	342,054
Garda World Security Corp.
6.00% due 6/1/2029(2)	448,000	444,158
Herc Holdings, Inc.
7.00% due 6/15/2030(2)	227,000	235,791
House of HR Group BV
9.00% due 11/3/2029	400,000	463,307
ION Platform Finance U.S., Inc.
7.875% due 9/30/2032(2)	441,000	438,102
Raven Acquisition Holdings LLC
6.875% due 11/15/2031(2)	443,000	455,257
Veritiv Operating Co.
10.50% due 11/30/2030(2)	584,000	626,765

		3,336,864

Computers — 0.5%
Booz Allen Hamilton, Inc.
5.95% due 4/15/2035	306,000	319,007
CA Magnum Holdings
5.375% due 10/31/2026(2)	223,000	222,023
McAfee Corp.
7.375% due 2/15/2030(2)	354,000	328,367

		869,397

Diversified Financial Services — 2.3%
American Express Co.
Series D
3.55% (3.55% fixed rate until 9/15/2026; 5 yr. CMT rate + 2.85% thereafter) due 9/15/2026(3)	190,000	186,369
Aretec Group, Inc.
10.00% due 8/15/2030(2)	135,000	147,083
Atlas Warehouse Lending Co. LP
6.25% due 1/15/2030(2)	396,000	407,170
Burford Capital Global Finance LLC
6.875% due 4/15/2030(2)	200,000	201,052
7.50% due 7/15/2033(2)	200,000	203,520
Capital One Financial Corp.
6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(3)	298,000	309,132
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(3)	82,000	96,951
GGAM Finance Ltd.
5.875% due 3/15/2030(2)	185,000	187,312

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Jane Street Group/JSG Finance, Inc.
6.125% due 11/1/2032(2)	$101,000	$102,369
6.75% due 5/1/2033(2)	435,000	451,806
7.125% due 4/30/2031(2)	32,000	33,565
LPL Holdings, Inc.
5.75% due 6/15/2035	237,000	243,029
Navient Corp.
5.50% due 3/15/2029	100,000	98,031
OneMain Finance Corp.
6.125% due 5/15/2030	315,000	318,996
Osaic Holdings, Inc.
6.75% due 8/1/2032(2)	84,000	86,758
8.00% due 8/1/2033(2)	82,000	84,984
PennyMac Financial Services, Inc.
6.75% due 2/15/2034(2)	269,000	274,403
Stonex Escrow Issuer LLC
6.875% due 7/15/2032(2)	388,000	399,375

		3,831,905

Electric — 2.0%
Algonquin Power & Utilities Corp.
4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT rate + 3.25% thereafter) due 1/18/2082(3)	287,000	280,040
American Electric Power Co., Inc.
3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT rate + 2.68% thereafter) due 2/15/2062(3)	391,000	378,270
CenterPoint Energy, Inc.
5.95% (5.95% fixed rate until 1/1/2032 ; 5 yr. CMT rate + 2.22% thereafter) due 4/1/2056(3)	468,000	468,000
CMS Energy Corp.
6.50% (6.50% fixed rate until 3/1/2035; 5 yr. CMT rate + 1.96% thereafter) due 6/1/2055(3)	492,000	509,392
Duke Energy Corp.
6.45% (6.45% fixed rate until 6/3/2034; 5 yr. CMT rate + 2.59% thereafter) due 9/1/2054(3)	181,000	191,186
Lightning Power LLC
7.25% due 8/15/2032(2)	358,000	379,020
NRG Energy, Inc.
5.75% due 1/15/2034(2)	388,000	387,604
6.00% due 1/15/2036(2)	437,000	437,063
Vistra Operations Co. LLC
6.00% due 4/15/2034(2)	315,000	332,107

		3,362,682

Entertainment — 2.2%
Caesars Entertainment, Inc.
6.00% due 10/15/2032(2)	601,000	591,961
Flutter Treasury DAC
6.125% due 6/4/2031(2)	210,000	284,633

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Entertainment — (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% due 4/15/2030(2)	$455,000	$472,763
Penn Entertainment, Inc.
4.125% due 7/1/2029(2)	525,000	492,091
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25% due 10/15/2030(2)	365,000	368,255
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.
6.625% due 5/1/2032(2)	262,000	266,929
Starz Capital Holdings 1, Inc.
6.00% due 4/15/2030(2)	495,000	469,428
Voyager Parent LLC
9.25% due 7/1/2032(2)	347,000	366,949
Warnermedia Holdings, Inc.
4.054% due 3/15/2029	262,000	243,660

		3,556,669

Food — 0.2%
Pilgrim’s Pride Corp.
6.25% due 7/1/2033	381,000	406,695

		406,695

Gas — 0.3%
NiSource, Inc.
6.375% (6.375% fixed rate until 12/31/2034; 5 yr. CMT rate + 2.53% thereafter) due 3/31/2055(3)	210,000	217,348
6.95% (6.95% fixed rate until 8/30/2029; 5 yr. CMT rate + 2.45% thereafter) due 11/30/2054(3)	272,000	283,052

		500,400

Healthcare-Products — 0.2%
Solventum Corp.
5.60% due 3/23/2034	396,000	412,287

		412,287

Healthcare-Services — 0.7%
Humana, Inc.
5.875% due 3/1/2033	391,000	411,372
LifePoint Health, Inc.
10.00% due 6/1/2032(2)	201,000	211,042
11.00% due 10/15/2030(2)	217,000	239,168
UnitedHealth Group, Inc.
5.30% due 6/15/2035	236,000	243,959

		1,105,541

Home Builders — 1.1%
Beazer Homes USA, Inc.
7.50% due 3/15/2031(2)	235,000	238,131
Century Communities, Inc.
6.625% due 9/15/2033(2)	261,000	263,286
K Hovnanian Enterprises, Inc.
8.00% due 4/1/2031(2)	326,000	334,292
LGI Homes, Inc.
4.00% due 7/15/2029(2)	202,000	184,319
7.00% due 11/15/2032(2)	259,000	252,894

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Home Builders — (continued)
New Home Co., Inc.
8.50% due 11/1/2030(2)	$331,000	$343,598
9.25% due 10/1/2029(2)	141,000	148,055

		1,764,575

Insurance — 0.2%
Broadstreet Partners Group LLC
5.875% due 4/15/2029(2)	357,000	355,960

		355,960

Internet — 0.1%
Getty Images, Inc.
11.25% due 2/21/2030(2)	164,000	156,609

		156,609

Investment Companies — 0.2%
Terawulf, Inc.
1.00% due 9/1/2031(2)	210,000	249,900

		249,900

Leisure Time — 1.0%
Carnival Corp.
5.75% due 8/1/2032(2)	434,000	441,672
NCL Corp. Ltd.
5.875% due 1/15/2031(2)	716,000	715,973
Royal Caribbean Cruises Ltd.
5.375% due 1/15/2036	410,000	412,391

		1,570,036

Lodging — 0.6%
Full House Resorts, Inc.
8.25% due 2/15/2028(2)	98,000	90,949
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 7/1/2031(2)	517,000	482,486
Wynn Macau Ltd.
6.75% due 2/15/2034(2)	407,000	412,599

		986,034

Media — 1.5%
AMC Networks, Inc.
10.50% due 7/15/2032(2)	341,000	360,585
Charter Communications Operating LLC/Charter Communications Operating Capital
5.50% due 4/1/2063	75,000	62,850
6.55% due 6/1/2034	244,000	260,035
Gray Media, Inc.
7.25% due 8/15/2033(2)	338,000	334,942
McGraw-Hill Education, Inc.
7.375% due 9/1/2031(2)	331,000	343,892
8.00% due 8/1/2029(2)	115,000	117,118
Midcontinent Communications
8.00% due 8/15/2032(2)	436,000	449,212
Univision Communications, Inc.
8.50% due 7/31/2031(2)	258,000	266,422
9.375% due 8/1/2032(2)	292,000	311,175

		2,506,231

Mining — 1.0%
Compass Minerals International, Inc.
8.00% due 7/1/2030(2)	448,000	468,239

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — (continued)
First Quantum Minerals Ltd.
7.25% due 2/15/2034(2)	$252,000	$260,556
Hudbay Minerals, Inc.
4.50% due 4/1/2026(2)	307,000	306,071
Taseko Mines Ltd.
8.25% due 5/1/2030(2)	541,000	572,997

		1,607,863

Miscellaneous Manufacturing — 0.3%
Maxam Prill SARL
7.75% due 7/15/2030(2)	565,000	568,776

		568,776

Oil & Gas — 1.9%
Civitas Resources, Inc.
8.75% due 7/1/2031(2)	363,000	371,898
9.625% due 6/15/2033(2)	183,000	193,286
Long Ridge Energy LLC
8.75% due 2/15/2032(2)	731,000	751,401
Occidental Petroleum Corp.
5.55% due 10/1/2034	318,000	322,649
Sunoco LP
7.875% (7.875% fixed rate until 9/18/2030; 5 yr. CMT rate + 4.23% thereafter) due 9/18/2030(2)(3)	985,000	1,000,474
Viper Energy Partners LLC
5.70% due 8/1/2035	402,000	408,721

		3,048,429

Oil & Gas Services — 0.5%
USA Compression Partners LP/USA Compression Finance Corp.
6.25% due 10/1/2033(2)	457,000	458,748
WBI Operating LLC
6.25% due 10/15/2030(2)	385,000	385,000

		843,748

Packaging & Containers — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Reg S
3.00% due 9/1/2029	628,000	679,727
Trivium Packaging Finance BV
8.25% due 7/15/2030(2)	206,000	219,749
12.25% due 1/15/2031(2)	200,000	216,468

		1,115,944

Pharmaceuticals — 1.1%
CVS Health Corp.
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT rate + 2.89% thereafter) due 3/10/2055(3)	236,000	247,739
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% due 6/1/2029(2)	118,000	103,751
12.25% due 4/15/2029(2)	89,000	96,547
Organon & Co./Organon Foreign Debt Co-Issuer BV
7.875% due 5/15/2034(2)	503,000	465,980

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pharmaceuticals — (continued)
Teva Pharmaceutical Finance Co. LLC
6.15% due 2/1/2036	$791,000	$828,240

		1,742,257

Pipelines — 1.6%
DT Midstream, Inc.
4.125% due 6/15/2029(2)	63,000	61,467
5.80% due 12/15/2034(2)	255,000	262,902
Hess Midstream Operations LP
4.25% due 2/15/2030(2)	505,000	489,465
Howard Midstream Energy Partners LLC
6.625% due 1/15/2034(2)	254,000	258,972
ITT Holdings LLC
6.50% due 8/1/2029(2)	454,000	446,343
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75% due 3/15/2034(2)	1,103,000	1,091,930

		2,611,079

Real Estate Investment Trusts — 0.8%
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 9/30/2030(2)	218,000	218,000
Millrose Properties, Inc.
6.25% due 9/15/2032(2)	208,000	208,544
6.375% due 8/1/2030(2)	355,000	361,031
Rithm Capital Corp.
8.00% due 4/1/2029(2)	343,000	351,082
8.00% due 7/15/2030(2)	165,000	168,919

		1,307,576

Retail — 1.0%
Boots Group Finco LP
7.375% due 8/31/2032(2)	180,000	246,614
Carvana Co.
9.00% (9.00% Cash or 13.00% PIK)due 6/1/2030(2)(5)	398,000	416,395
Lithia Motors, Inc.
3.875% due 6/1/2029(2)	105,000	100,289
4.375% due 1/15/2031(2)	199,000	188,974
QXO Building Products, Inc.
6.75% due 4/30/2032(2)	202,000	209,150
Victra Holdings LLC/Victra Finance Corp.
8.75% due 9/15/2029(2)	518,000	543,057

		1,704,479

Semiconductors — 0.4%
Kioxia Holdings Corp.
6.625% due 7/24/2033(2)	573,000	589,061

		589,061

Software — 1.4%
Capstone Borrower, Inc.
8.00% due 6/15/2030(2)	218,000	227,983

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — (continued)
Cloud Software Group, Inc.
9.00% due 9/30/2029(2)	$436,000	$452,222
CoreWeave, Inc.
9.00% due 2/1/2031(2)	253,000	259,294
9.25% due 6/1/2030(2)	501,000	517,430
Electronic Arts, Inc.
2.95% due 2/15/2051	451,000	391,122
Rocket Software, Inc.
6.50% due 2/15/2029(2)	456,000	444,071

		2,292,122

Telecommunications — 0.9%
Level 3 Financing, Inc.
3.75% due 7/15/2029(2)	239,000	203,730
6.875% due 6/30/2033(2)	142,779	145,518
7.00% due 3/31/2034(2)	402,195	409,157
Lumen Technologies, Inc.
4.125% due 4/15/2029(2)	201,000	197,076
10.00% due 10/15/2032(2)	184,000	186,145
Vmed O2 U.K. Financing I PLC
4.75% due 7/15/2031(2)	379,000	356,732

		1,498,358

Transportation — 0.7%
Beacon Mobility Corp.
7.25% due 8/1/2030(2)	171,000	177,781
Rand Parent LLC
8.50% due 2/15/2030(2)	596,000	619,283
Watco Cos. LLC/Watco Finance Corp.
7.125% due 8/1/2032(2)	397,000	410,923

		1,207,987

Total Corporate Bonds & Notes (Cost $49,917,045)		50,968,666

Non-Agency Mortgage-Backed Securities — 31.3%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2
3.901% due 8/10/2035(2)	1,100,000	1,058,750
ALA Trust
Series 2025-OANA, Class D
7.242% due 6/15/2040(2)(3)(4)	221,000	223,202
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F
6.665% due 9/15/2036(2)(3)(4)	1,453,242	1,450,517
Series 2024-AIR2, Class D
6.942% due 10/15/2041(2)(3)(4)	502,610	503,864
Series 2024-AIRC, Class A
5.841% due 8/15/2039(2)(3)(4)	243,411	243,867
Series 2024-BIO2, Class D
7.97% due 8/13/2041(2)(3)(4)	780,000	776,130
Series 2024-GPA3, Class C
6.042% due 12/15/2039(2)(3)(4)	1,432,681	1,437,158
BX Trust
Series 2021-ARIA, Class E
6.509% due 10/15/2036(2)(3)(4)	1,500,000	1,500,000
Series 2022-FOX2, Class A2
4.899% due 4/15/2039(2)(3)(4)	187,452	187,159
Series 2024-CNYN, Class D
6.84% due 4/15/2041(2)(3)(4)	1,307,168	1,310,956

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2024-VLT4, Class E
7.04% due 6/15/2041(2)(3)(4)	$138,000	$138,172
Series 2025-VLT7, Class E
7.90% due 7/15/2044(2)(3)(4)	955,000	959,167
BXHPP Trust
Series 2021-FILM, Class A
4.915% due 8/15/2036(2)(3)(4)	290,000	281,300
Series 2021-FILM, Class B
5.165% due 8/15/2036(2)(3)(4)	480,000	449,039
BXP Trust
Series 2017-GM, Class D
3.539% due 6/13/2039(2)(3)(4)	580,000	558,399
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(3)(4)	1,000,000	971,798
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1
7.456% due 10/25/2041(2)(3)(4)	1,500,000	1,528,301
Series 2022-R01, Class 1B2
10.356% due 12/25/2041(2)(3)(4)	1,295,000	1,352,427
Series 2024-R04, Class 1B1
6.556% due 5/25/2044(2)(3)(4)	690,000	695,389
Series 2024-R05, Class 2B1
6.356% due 7/25/2044(2)(3)(4)	1,800,000	1,799,992
Series 2025-R01, Class 1B1
6.056% due 1/25/2045(2)(3)(4)	1,827,000	1,819,014
Series 2025-R02, Class 1B1
6.306% due 2/25/2045(2)(3)(4)	1,920,000	1,922,399
Extended Stay America Trust
Series 2021-ESH, Class E
7.115% due 7/15/2038(2)(3)(4)	1,264,914	1,264,914
Series 2021-ESH, Class F
7.965% due 7/15/2038(2)(3)(4)	1,264,914	1,264,914
Series 2025-ESH, Class D
6.75% due 10/15/2042(2)(3)(4)	163,000	163,000
Series 2025-ESH, Class E
7.50% due 10/15/2042(2)(3)(4)	253,000	253,000
Fashion Show Mall LLC
Series 2024-SHOW, Class B
5.826% due 10/10/2041(2)(3)(4)	1,100,000	1,122,206
Freddie Mac STACR REMIC Trust
Series 2021-DNA6, Class B2
11.856% due 10/25/2041(2)(3)(4)	845,000	886,890
Series 2021-DNA7, Class B2
12.156% due 11/25/2041(2)(3)(4)	1,100,000	1,165,586
Series 2021-HQA4, Class B2
11.356% due 12/25/2041(2)(3)(4)	1,423,000	1,497,562
Series 2022-DNA2, Class B2
12.856% due 2/25/2042(2)(3)(4)	500,000	540,955
Series 2025-HQA1, Class M2
6.006% due 2/25/2045(2)(3)(4)	1,818,000	1,817,999
FS Commercial Mortgage Trust
Series 2023-4SZN, Class D
9.383% due 11/10/2039(2)(3)(4)	1,727,000	1,775,261
GS Mortgage Securities Corp. Trust
Series 2025-800D, Class A
6.786% due 11/25/2041(2)(3)(4)	760,000	761,077
GWT Trust
Series 2024-WLF2, Class D
7.09% due 5/15/2041(2)(3)(4)	1,120,000	1,125,600

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Homeward Opportunities Fund Trust
Series 2025-RRTL1, Class A1
5.476% due 3/25/2040(2)(3)(4)	$1,850,000	$1,859,376
Jackson Park Trust
Series 2019-LIC, Class A
2.766% due 10/14/2039(2)	1,000,000	915,979
Series 2019-LIC, Class B
2.914% due 10/14/2039(2)	640,000	583,122
JPMorgan Chase Bank NA
Series 2020-CL1, Class M1
6.522% due 10/25/2057(2)(3)(4)	1,219,520	1,258,048
Series 2020-CL1, Class M2
6.772% due 10/25/2057(2)(3)(4)	925,492	961,937
MHC Commercial Mortgage Trust
Series 2021-MHC, Class F
6.865% due 4/15/2038(2)(3)(4)	240,000	240,150
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class F
9.445% due 3/15/2039(2)(3)(4)	807,000	806,333
NRM FHT1 Excess Owner LLC
Series 2025-FHT1, Class A
6.545% due 3/25/2032(2)(3)(4)	1,474,406	1,486,665
NYC Commercial Mortgage Trust
Series 2021-909, Class C
3.312% due 4/10/2043(2)(3)(4)	385,000	310,361
Series 2025-1155, Class A
5.833% due 6/10/2042(2)	1,651,000	1,659,526
PRPM LLC
Series 2025-2, Class A1
6.469% due 5/25/2030(2)(3)(4)	826,516	829,517
Saluda Grade Alternative Mortgage Trust
Series 2023-RTL3, Class A1
8.00% due 4/25/2029(2)(3)(4)	1,183,082	1,178,403
SCG Commercial Mortgage Trust
Series 2025-FLWR, Class E
6.90% due 8/15/2042(2)(3)(4)	200,000	200,125
SCG Trust
Series 2025-SNIP, Class E
7.65% due 9/15/2030(2)(3)(4)	335,000	336,273
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class F
8.389% due 2/15/2042(2)(3)(4)	640,000	636,800
Taurus U.K. DAC
Series 2025-UK3A, Class C
6.091% due 7/20/2035(2)(3)(4)	140,000	188,460
Series 2025-UK3A, Class D
6.899% due 7/20/2035(2)(3)(4)	200,000	268,076
Vontive Mortgage Trust
Series 2025-RTL1, Class A1
6.507% due 3/25/2030(2)(3)(4)	897,000	912,847
Wells Fargo Commercial Mortgage Trust
Series 2025-1918, Class A
5.576% due 9/15/2040(2)(3)(4)	663,000	666,857
Series 2025-VTT, Class D
6.382% due 3/15/2038(2)(3)(4)	735,000	734,807
Series 2025-VTT, Class E
7.138% due 3/15/2038(2)(3)(4)	459,000	455,276
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526% due 11/10/2036(2)	220,000	147,400

Total Non-Agency Mortgage-Backed Securities (Cost $51,573,684)		51,442,302

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — 12.6%
Airlines — 0.1%
American Airlines, Inc.
2025 Term Loan B
7.576% (3 mo. USD Term SOFR + 3.25%) due 5/28/2032(3)	$91,770	$92,114

		92,114

Auto Parts & Equipment — 0.3%
Clarios Global LP
2025 USD Term Loan B
6.913% (1 mo. USD Term SOFR + 2.75%) due 1/28/2032(3)	430,000	429,867

		429,867

Building Materials — 0.6%
CP Atlas Buyer, Inc.
2025 Term Loan
9.413% (1 mo. USD Term SOFR + 5.25%) due 7/8/2030(3)	396,000	387,090
EMRLD Borrower LP
Term Loan B
6.449% (3 mo. USD Term SOFR + 2.25%) due 5/31/2030(3)	278,944	277,998
2024 Term Loan B
6.122% (6 mo. USD Term SOFR + 2.25%) due 8/4/2031(3)	384,130	382,282

		1,047,370

Chemicals — 0.5%
Lonza Group AG
USD Term Loan B
8.027% (3 mo. USD Term SOFR + 3.93%) due 7/3/2028(3)	664,988	598,575
Olympus Water U.S. Holding Corp.
2025 USD Term Loan B
0.00% due 7/23/2032(3)(6)	205,000	203,317

		801,892

Commercial Services — 1.0%
Atlas Luxco 4 SARL
EUR Term Loan B
5.663% (3 mo. EURIBOR + 3.75%) due 8/20/2032(3)	500,000	588,282
Inspired Finco Holdings Ltd.
2025 EUR Term Loan B6
5.163% (1 mo. EURIBOR + 3.25%) due 2/28/2031(3)	500,000	588,863
Lernen Bidco Ltd.
2025 USD Term Loan B3B
7.84% (3 mo. USD Term SOFR + 3.50%) due 10/27/2031(3)	401,993	402,997

		1,580,142

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Computers — 0.5%
X Corp.
2025 Fixed Term Loan
9.50% due 10/26/2029(3)	$340,000	$340,803
Term Loan
10.958% (3 mo. USD Term SOFR + 6.50%) due 10/26/2029(3)	511,797	501,632

		842,435

Cosmetics & Personal Care — 0.2%
Journey Personal Care Corp.
2024 Term Loan B
7.913% (1 mo. USD Term SOFR + 3.75%) due 3/1/2028(3)	367,218	363,546

		363,546

Distribution/Wholesale — 0.4%
Gloves Buyer, Inc.
2025 Term Loan
8.163% (1 mo. USD Term SOFR + 4.00%) due 5/21/2032(3)	650,000	629,850

		629,850

Diversified Financial Services — 0.4%
Advisor Group, Inc.
2025 Term Loan
0.00% due 7/30/2032(3)(6)	147,000	146,891
Mermaid Bidco, Inc.
2024 USD Term Loan B
7.571% (3 mo. USD Term SOFR + 3.25%) due 7/3/2031(3)	503,944	502,790

		649,681

Electric — 0.1%
Long Ridge Energy LLC
Term Loan B
8.502% (3 mo. USD Term SOFR + 4.50%) due 2/19/2032(3)	85,570	83,564

		83,564

Entertainment — 0.5%
CE Intermediate I LLC
2025 Term Loan B
7.376% (3 mo. USD Term SOFR + 3.00%) due 3/25/2032(3)	296,004	296,129
Flutter Financing BV
2025 Term Loan B
6.002% (3 mo. USD Term SOFR + 2.00%) due 6/4/2032(3)	201,196	200,805
River Rock Entertainment Authority
Term Loan
0.00% due 6/25/2031(3)(6)	260,000	253,500

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Entertainment — (continued)
Six Flags Entertainment Corp.
2024 Term Loan B
6.163% (1 mo. USD Term SOFR + 2.00%) due 5/1/2031(3)	$147,586	$146,516

		896,950

Food — 0.4%
Froneri Lux FinCo SARL
2025 EUR Term Loan
0.00% due 8/2/2032(3)(6)	500,000	587,518

		587,518

Food Service — 0.4%
Areas Worldwide SA
2025 EUR Add on Term Loan B
0.00% due 12/31/2029(3)(6)	500,000	588,863
Gategroup Finance Luxembourg SA
USD Term Loan B
8.454% (3 mo. USD Term SOFR + 4.25%) due 6/10/2032(3)	137,655	138,687

		727,550

Forest Products & Paper — 0.2%
SpA Holdings 3 OYJ
2025 USD Term Loan B
0.00% due 5/23/2030(3)(6)	362,061	361,609

		361,609

Healthcare-Services — 1.0%
Dermatology Intermediate Holdings III, Inc.
2022 Term Loan B
8.558% (3 mo. USD Term SOFR + 4.25%) due 3/30/2029(3)	377,077	354,588
Heartland Dental LLC
2025 Term Loan
7.913% (1 mo. USD Term SOFR + 3.75%) due 8/25/2032(3)	658,478	657,003
Star Parent, Inc.
Term Loan B
8.002% (3 mo. USD Term SOFR + 4.00%) due 9/27/2030(3)	645,088	644,817

		1,656,408

Household Products & Wares — 0.2%
Lavender Dutch BorrowerCo BV
USD Term Loan
0.00% due 9/27/2032(3)(6)	287,490	287,490

		287,490

Insurance — 0.8%
Asurion LLC
2025 Term Loan B13
8.413% (1 mo. USD Term SOFR + 4.25%) due 9/19/2030(3)	442,641	439,507

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Insurance — (continued)
Siaci Saint Honore
2025 EUR Delayed Draw Term Loan
—% due 7/16/2032(3)(6)	$113,462	$133,619
2025 EUR Unitranche Term Loan
5.50% (3 mo. EURIBOR + 3.50%) due 7/26/2032(3)	476,538	561,198
USI, Inc.
2024 Term Loan C
6.252% (3 mo. USD Term SOFR + 2.25%) due 9/29/2030(3)	246,120	245,726

		1,380,050

Internet — 0.8%
Hunter Holdco 3 Ltd.
USD Term Loan B
8.352% (3 mo. USD Term SOFR + 4.25%) due 8/19/2028(3)	660,000	655,050
Proofpoint, Inc.
2024 Term Loan
7.163% (1 mo. USD Term SOFR + 3.00%) due 8/31/2028(3)	570,655	572,144
2025 Fungible Term Loan
0.00% due 8/31/2028(3)(6)	22,000	22,058

		1,249,252

Investment Companies — 0.2%
Deep Blue Operating I LLC
Term Loan
0.00% due 9/17/2032(3)(6)	374,479	374,479

		374,479

Lodging — 0.4%
Motel One GmbH
EUR Term Loan B
6.194% (3 mo. EURIBOR + 4.25%) due 6/4/2032(3)	500,000	591,152

		591,152

Media — 0.4%
DirecTV Financing LLC
2024 Term Loan
9.82% (3 mo. USD Term SOFR + 5.25%) due 8/2/2029(3)	601,786	602,225

		602,225

Packaging & Containers — 0.2%
Proampac PG Borrower LLC
2024 Term Loan
8.195% (3 mo. USD Term SOFR + 4.00%) due 9/15/2028(3)	342,844	343,615

		343,615

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Retail — 1.5%
Boots Group Bidco Ltd.
USD Term Loan
7.705% (3 mo. USD Term SOFR + 3.50%) due 8/30/2032(3)	$322,000	$322,670
Foundation Building Materials Holding Co. LLC
2024 Term Loan B2
8.308% (3 mo. USD Term SOFR + 4.00%) due 1/29/2031(3)	664,937	665,768
2025 Term Loan
9.252% (3 mo. USD Term SOFR + 5.25%) due 1/29/2031(3)	63,840	64,091
LSF9 Atlantis Holdings LLC
2025 Repriced Term Loan B
7.752% (3 mo. USD Term SOFR + 3.75%) due 3/31/2029(3)	135,781	135,867
Park River Holdings, Inc.
2025 Term Loan
0.00% due 9/24/2032(3)(6)	127,000	126,968
Peer Holding III BV
2025 EUR Add on Term Loan B9
0.00% due 9/27/2032(3)(6)	500,000	587,759
White Cap Buyer LLC
2024 Term Loan B
7.409% (1 mo. USD Term SOFR + 3.25%) due 10/19/2029(3)	646,742	646,606

		2,549,729

Software — 1.0%
Darktrace PLC
1st Lien Term Loan
7.57% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(3)	358,200	357,924
Modena Buyer LLC
Term Loan
8.808% (3 mo. USD Term SOFR + 4.50%) due 7/1/2031(3)	646,742	637,966
Zuora, Inc.
Term Loan B
7.663% (1 mo. USD Term SOFR + 3.50%) due 2/14/2032(3)	640,000	635,520

		1,631,410

Telecommunications — 0.3%
Windstream Services LLC
2025 Term Loan B
0.00% due 9/24/2032(3)(6)	506,000	500,940

		500,940

Transportation — 0.2%
Van Pool Transportation LLC
2025 Term Loan
7.252% (3 mo. USD Term SOFR + 3.25%) due 8/6/2030(3)	352,607	353,488

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

,September 30, 2025 (unaudited)	Principal Amount	Value

Senior Secured Loans — (continued)
Transportation — (continued)
2025 Delayed Draw Term Loan
7.252% (3 mo. USD Term SOFR + 3.25%) due 8/6/2030(3)(7)	$48,302	$48,423

		401,911

Total Senior Secured Loans (Cost $20,511,154)		20,662,749

	Shares	Value

Exchange-Traded Funds — 4.1%
Janus Henderson Emerging Markets Debt Hard Currency ETF	126,710	6,741,390

Total Exchange-Traded Funds (Cost $6,453,244)		6,741,390

	Principal Amount	Value

Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,071,364, due 10/1/2025(8)	$1,071,326	1,071,326

Total Repurchase Agreements (Cost $1,071,326)		1,071,326

Total Investments — 122.4% (Cost $200,797,215)		201,066,942

Liabilities in excess of other assets — (22.4)%		(36,829,125)

Total Net Assets — 100.0%		$164,237,817

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $124,589,523, representing 75.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)	This security, or a portion of this security, has unfunded loan commitments.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$968,300	$1,092,866

Open forward foreign currency contracts at September 30, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation (Depreciation)
BNP Paribas Securities Services	12/11/2025	18,000	EUR	21,434	USD	$(216)
BNP Paribas Securities Services	12/11/2025	564,000	USD	475,347	EUR	3,659
BNP Paribas Securities Services	12/11/2025	590,456	USD	500,000	EUR	1,054
BNP Paribas Securities Services	12/11/2025	993,767	USD	732,513	GBP	8,488
BNP Paribas Securities Services	12/11/2025	4,317,932	USD	3,659,556	EUR	4,036

Total						$17,021

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

Open futures contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2025	101	Long	$21,052,154	$21,048,242	$(3,912)
U.S. 5-Year Treasury Note	December 2025	309	Long	33,768,014	33,741,352	(26,662)
U.S. 10-Year Treasury Note	December 2025	15	Long	1,683,755	1,687,500	3,745

Total				$56,503,923	$56,477,094	$(26,829)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2025	2	Short	$(228,226)	$(233,188)	$(4,962)
U.S. Ultra 10-Year Treasury Note	December 2025	72	Short	(7,944,686)	(8,285,625)	(340,939)
U.S. Ultra Bond	December 2025	26	Short	(3,033,036)	(3,121,625)	(88,589)

Total				$(11,205,948)	$(11,640,438)	$(434,490)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

GBP – Great British Pound

PIK – Payment–In–Kind

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$150,366	$—	$—	$150,366
Agency Mortgage-Backed Securities	—	34,601,744	—	34,601,744
Asset-Backed Securities	—	35,428,399	—	35,428,399
Corporate Bonds & Notes	—	50,968,666	—	50,968,666
Non-Agency Mortgage-Backed Securities	—	51,442,302	—	51,442,302
Senior Secured Loans	—	20,662,749	—	20,662,749
Exchange-Traded Funds	6,741,390	—	—	6,741,390
Repurchase Agreements	—	1,071,326	—	1,071,326

Total	$6,891,756	$194,175,186	$—	$201,066,942

Other Financial Instruments
Forward Contracts
Assets	$—	$17,237	$—	$17,237
Liabilities	—	(216)	—	(216)
Futures Contracts
Assets	3,745	—	—	3,745
Liabilities	(465,064)	—	—	(465,064)

Total	$(461,319)	$17,021	$—	$(444,298)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — 22.0%
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class BR3
6.364% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	$462,000	$462,532
Benefit Street Partners CLO XXVIII Ltd.
Series 2022-28A, Class CR
6.226% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	1,003,955
Black Diamond CLO Ltd.
Series 2021-1A, Class BR
6.519% (3 mo. USD Term SOFR + 2.20%) due 11/22/2034(1)(2)	600,000	601,957
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
6.337% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	802,706
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class CR2
6.326% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	3,000,000	3,005,715
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	1,051,694	1,057,693
CNH Equipment Trust
Series 2022-B, Class A4
3.91% due 3/15/2028	1,630,000	1,627,578
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	900,000	884,925
DB Master Finance LLC
Series 2021-1A, Class A2II
2.493% due 11/20/2051(1)	1,010,625	952,473
Elmwood CLO 36 Ltd.
Series 2024-12RA, Class CR
6.326% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	1,001,968
Enterprise Fleet Financing LLC
Series 2024-3, Class A4
5.06% due 3/20/2031(1)	1,000,000	1,021,895
Ford Credit Auto Lease Trust
Series 2024-B, Class B
5.18% due 2/15/2028	600,000	607,138
Generate CLO 10 Ltd.
Series 2022-10A, Class BR
5.932% (3 mo. USD Term SOFR + 1.60%) due 1/22/2038(1)(2)	1,200,000	1,199,352
Generate CLO 8 Ltd.
Series 8A, Class CR2
6.426% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	1,000,000	1,001,999
GMF Floorplan Owner Revolving Trust
Series 2024-1A, Class B
5.33% due 3/15/2029(1)	942,000	954,616

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	$1,000,000	$1,001,574
Hyundai Auto Receivables Trust
Series 2024-B, Class B
5.04% due 9/16/2030	800,000	816,973
ICG U.S. CLO Ltd.
Series 2022-1A, Class A1
5.866% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,625
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	450,000	456,527
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	450,000	461,519
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR
6.125% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,300,213
Marble Point CLO XXII Ltd.
Series 2021-2A, Class CR
6.369% (3 mo. USD Term SOFR + 2.05%) due 7/25/2034(1)(2)	1,283,333	1,287,518
MF1 LLC
Series 2025-FL20, Class C
6.286% due 2/18/2043(1)(2)(3)	758,766	759,032
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR3
6.032% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,100,059
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class CRR
5.976% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,254,076
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,500,000	1,522,349
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21% due 12/15/2028	1,050,000	1,065,051
Octagon Investment Partners 50 Ltd.
Series 2020-4A, Class DR
7.729% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,084,257
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class CR2
6.076% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	2,000,000	2,004,118
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	676,408	680,493

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Parallel Ltd.
Series 2023-1A, Class A2R
6.126% (3 mo. USD Term SOFR + 1.80%) due 7/20/2036(1)(2)	$949,520	$951,542
PFP Ltd.
Series 2025-12, Class B
6.178% (1 mo. USD Term SOFR + 2.04%) due 12/18/2042(1)(2)(3)	325,000	324,371
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.608% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,150,258
Santander Drive Auto Receivables Trust
Series 2023-4, Class B
5.77% due 12/15/2028	735,000	743,701
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2
4.63% due 7/20/2027(1)	411,817	413,614
Taco Bell Funding LLC
Series 2025-1A, Class A2I
4.821% due 8/25/2055(1)	628,635	629,948
TCW CLO Ltd.
Series 2021-1A, Class A1R1
5.686% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,651,195
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
6.076% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,722,245
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2
5.10% due 9/15/2054(1)	800,000	801,722
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	1,363,945	1,368,546
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	502,846	507,801
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	375,000	381,684
World Omni Select Auto Trust
Series 2024-A, Class B
5.18% due 6/17/2030	800,000	809,639

Total Asset-Backed Securities (Cost $43,794,436)		43,936,152

Corporate Bonds & Notes — 43.0%
Aerospace & Defense — 2.1%
Boeing Co.
6.528% due 5/1/2034	508,000	561,577
6.858% due 5/1/2054	495,000	564,648
Bombardier, Inc.
7.50% due 2/1/2029(1)	1,063,000	1,107,629
RTX Corp.
6.10% due 3/15/2034	700,000	766,495
6.40% due 3/15/2054	100,000	111,881

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Aerospace & Defense — (continued)
TransDigm, Inc.
4.625% due 1/15/2029	$1,159,000	$1,135,789

		4,248,019

Apparel — 0.3%
Beach Acquisition Bidco LLC
10.00% Toggle (10.00% Cash or 10.75% PIK) due 7/15/2033(1)(4)	470,000	506,971

		506,971

Auto Manufacturers — 1.9%
Ford Motor Credit Co. LLC
6.05% due 3/5/2031	1,079,000	1,103,957
General Motors Financial Co., Inc.
5.35% due 1/7/2030	400,000	409,727
5.55% due 7/15/2029	700,000	722,830
5.60% due 6/18/2031	200,000	206,978
Hyundai Capital America
6.375% due 4/8/2030(1)	818,000	873,777
Wabash National Corp.
4.50% due 10/15/2028(1)	500,000	463,909

		3,781,178

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95% due 1/15/2042	400,000	384,468
Bacardi Ltd.
5.15% due 5/15/2038(1)	819,000	773,631
Constellation Brands, Inc.
4.80% due 5/1/2030	188,000	190,668

		1,348,767

Building Materials — 0.9%
JH North America Holdings, Inc.
5.875% due 1/31/2031(1)	504,000	511,719
6.125% due 7/31/2032(1)	504,000	516,234
Quikrete Holdings, Inc.
6.375% due 3/1/2032(1)	681,000	705,410
Standard Industries, Inc.
3.375% due 1/15/2031(1)	143,000	129,496

		1,862,859

Chemicals — 0.5%
Chemours Co.
5.75% due 11/15/2028(1)	573,000	558,890
OCP SA
6.75% due 5/2/2034(1)	416,000	452,225

		1,011,115

Commercial Banks — 6.5%
Banco Mercantil del Norte SA, Reg S
6.625% (6.625% fixed rate until 01/24/2032 ; 10 yr. CMT rate + 5.03% thereafter) due 1/24/2032(2)	345,000	336,725
Banco Nacional de Comercio Exterior SNC
5.875% due 5/7/2030(1)	205,000	212,321

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	$1,000,000	$893,211
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	903,114
BBVA Mexico SA Institucion De
Banca Multiple Grupo Financiero BBVA Mexico
8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT rate + 4.66% thereafter) due 6/29/2038(1)(2)	303,000	336,248
Citigroup, Inc.
Series GG
6.875% (5.592% fixed rate until 8/15/2030 ; 5 yr. CMT rate + 2.89% thereafter) due 8/15/2030(2)	991,000	1,021,282
Deutsche Bank AG
5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	1,765,000	1,799,779
Goldman Sachs Group, Inc.
3.102% (3.102% fixed rate until 2/24/2032; 1 day USD SOFR + 1.41% thereafter) due 2/24/2033(2)	300,000	275,214
JPMorgan Chase & Co.
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	404,537
M&T Bank Corp.
6.082% (6.082% fixed rate until 3/13/2031; 1 day USD SOFR + 2.26% thereafter) due 3/13/2032(2)	1,000,000	1,062,632
Morgan Stanley
5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,135,033
5.942% (5.942% fixed rate until 2/7/2034; 5 yr. CMT rate + 1.80%thereafter) due 2/7/2039(2)	1,087,000	1,138,085
UBS Group AG
4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT rate + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,148,799
5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT rate + 1.77%thereafter) due 2/8/2035(1)(2)	1,075,000	1,132,523

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Wells Fargo & Co.
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	$1,217,000	$1,132,875

		12,932,378

Commercial Services — 0.6%
Ashtead Capital, Inc.
5.80% due 4/15/2034(1)	1,066,000	1,116,928

		1,116,928

Computers — 0.5%
Booz Allen Hamilton, Inc.
5.95% due 4/15/2035	1,028,000	1,071,697

		1,071,697

Cosmetics & Personal Care — 0.2%
Haleon U.S. Capital LLC
3.625% due 3/24/2032	500,000	473,820

		473,820

Diversified Financial Services — 4.1%
Capital One Financial Corp.
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	1,381,000	1,465,955
Charles Schwab Corp.
6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	544,645
Series K
5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT rate + 3.26%thereafter) due 6/1/2027(2)	718,000	714,636
Jane Street Group/JSG Finance, Inc.
6.75% due 5/1/2033(1)	560,000	581,635
Jefferies Financial Group, Inc.
5.875% due 7/21/2028	400,000	416,464
LPL Holdings, Inc.
4.375% due 5/15/2031(1)	1,505,000	1,456,914
Muthoot Finance Ltd.
7.125% due 2/14/2028(1)	508,000	523,587
Nomura Holdings, Inc.
5.043% (5.043% fixed rate until 6/10/2031; 5 yr. CMT rate + 1.30% thereafter) due 6/10/2036(2)	600,000	597,305
7.00% (7.00% fixed rate until 7/15/2030; 5 yr. CMT rate + 3.08% thereafter) due 7/15/2030(2)	450,000	465,793
Rocket Cos., Inc.
6.125% due 8/1/2030(1)	337,000	345,870
6.375% due 8/1/2033(1)	337,000	347,822
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.00% due 10/15/2033(1)	188,000	171,697

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
Shriram Finance Ltd.
6.15% due 4/3/2028(1)	$514,000	$522,465

		8,154,788

Electric — 1.8%
DTE Energy Co.
5.85% due 6/1/2034	700,000	743,751
Engie Energia Chile SA, Reg S
3.40% due 1/28/2030	294,000	277,085
NextEra Energy Capital Holdings, Inc.
5.45% due 3/15/2035	500,000	517,147
Saavi Energia SARL
8.875% due 2/10/2035(1)	554,000	596,215
Xcel Energy, Inc.
5.50% due 3/15/2034	900,000	928,721
XPLR Infrastructure Operating Partners LP
7.25% due 1/15/2029(1)	552,000	566,752

		3,629,671

Environmental Control — 0.1%
Waste Management, Inc.
4.95% due 7/3/2027	200,000	203,483

		203,483

Food — 1.2%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75% due 4/1/2033	200,000	208,866
Kroger Co.
5.50% due 9/15/2054	300,000	292,398
Performance Food Group, Inc.
6.125% due 9/15/2032(1)	537,000	550,055
Post Holdings, Inc.
4.625% due 4/15/2030(1)	578,000	557,199
6.25% due 10/15/2034(1)	762,000	768,342

		2,376,860

Gas — 0.3%
APA Infrastructure Ltd.
5.125% due 9/16/2034(1)	663,000	671,942

		671,942

Healthcare-Services — 0.5%
Toledo Hospital
Series B
5.325% due 11/15/2028	71,000	72,926
UnitedHealth Group, Inc.
4.80% due 1/15/2030	400,000	408,606
5.15% due 7/15/2034	600,000	615,814

		1,097,346

Insurance — 3.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875% due 11/1/2029(1)	783,000	778,917
Brown & Brown, Inc.
5.65% due 6/11/2034	1,075,000	1,115,137
Corebridge Financial, Inc.
5.75% due 1/15/2034	1,064,000	1,119,192
Fairfax Financial Holdings Ltd.
5.75% due 5/20/2035(1)	182,000	188,687

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
6.00% due 12/7/2033	$1,268,000	$1,347,961
HUB International Ltd.
5.625% due 12/1/2029(1)	782,000	781,213
MetLife, Inc.
Series G
6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT rate + 2.08% thereafter) due 3/15/2055(2)	485,000	515,296
Nippon Life Insurance Co.
6.50% (6.50% fixed rate until 4/30/2035; 5 yr. CMT rate + 3.19% thereafter) due 4/30/2055(1)(2)	319,000	343,479
Sammons Financial Group, Inc.
6.875% due 4/15/2034(1)	1,422,000	1,565,780

		7,755,662

Internet — 0.3%
Snap, Inc.
6.875% due 3/1/2033(1)	598,000	611,215

		611,215

Leisure Time — 0.3%
VOC Escrow Ltd.
5.00% due 2/15/2028(1)	700,000	698,096

		698,096

Lodging — 0.4%
Las Vegas Sands Corp.
5.625% due 6/15/2028	350,000	357,823
Wynn Macau Ltd.
6.75% due 2/15/2034(1)	418,000	423,750

		781,573

Machinery-Diversified — 0.8%
Regal Rexnord Corp.
6.40% due 4/15/2033	1,463,000	1,570,598

		1,570,598

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% due 8/15/2030(1)	846,000	798,975
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90% due 6/1/2052	820,000	555,380
5.25% due 4/1/2053	100,000	83,560
6.10% due 6/1/2029	700,000	734,575

		2,172,490

Mining — 2.4%
Anglo American Capital PLC
2.875% due 3/17/2031(1)	249,000	228,239
4.75% due 3/16/2052(1)	222,000	193,005
5.50% due 5/2/2033(1)	727,000	752,842
Eldorado Gold Corp.
6.25% due 9/1/2029(1)	125,000	125,456
IAMGOLD Corp.
5.75% due 10/15/2028(1)	511,000	510,371
Northern Star Resources Ltd.
6.125% due 4/11/2033(1)	1,045,000	1,105,763
Novelis Corp.
3.875% due 8/15/2031(1)	1,264,000	1,152,374

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Mining — (continued)
Rio Tinto Finance USA PLC
5.25% due 3/14/2035	$660,000	$680,117

		4,748,167

Oil & Gas — 2.7%
BP Capital Markets PLC
6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT rate + 2.15% thereafter) due 12/1/2033(2)	732,000	781,600
Cenovus Energy, Inc.
2.65% due 1/15/2032	600,000	530,434
Eni SpA
5.50% due 5/15/2034(1)	758,000	779,771
Occidental Petroleum Corp.
5.55% due 10/1/2034	1,085,000	1,100,861
Petroleos Mexicanos
5.95% due 1/28/2031	322,000	311,892
Raizen Fuels Finance SA
5.70% due 1/17/2035(1)	441,000	406,205
Santos Finance Ltd.
6.875% due 9/19/2033(1)	997,000	1,096,478
SierraCol Energy Andina LLC
6.00% due 6/15/2028(1)	385,000	376,045

		5,383,286

Pharmaceuticals — 0.3%
AstraZeneca PLC
6.45% due 9/15/2037	400,000	455,981
Becton Dickinson & Co.
4.298% due 8/22/2032	200,000	196,893

		652,874

Pipelines — 2.8%
Cheniere Energy Partners LP
5.95% due 6/30/2033	500,000	529,299
DCP Midstream Operating LP
3.25% due 2/15/2032	1,649,000	1,502,775
Energy Transfer LP
5.70% due 4/1/2035	400,000	413,032
6.20% due 4/1/2055	300,000	301,802
MPLX LP
5.50% due 6/1/2034	100,000	101,909
ONEOK, Inc.
5.05% due 11/1/2034	300,000	295,854
Plains All American Pipeline LP/PAA Finance Corp.
5.70% due 9/15/2034	734,000	756,554
Targa Resources Corp.
5.50% due 2/15/2035	400,000	407,019
Venture Global LNG, Inc.
7.00% due 1/15/2030(1)	985,000	1,019,244
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	300,401

		5,627,889

Real Estate Investment Trusts — 2.4%
Boston Properties LP
5.75% due 1/15/2035	1,105,000	1,129,513
6.50% due 1/15/2034	519,000	559,730
Brixmor Operating Partnership LP
4.125% due 5/15/2029	600,000	594,813
SBA Communications Corp.
3.125% due 2/1/2029	800,000	748,250

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Store Capital LLC
2.70% due 12/1/2031	$1,301,000	$1,138,944
4.625% due 3/15/2029	554,000	550,235

		4,721,485

Retail — 1.0%
Home Depot, Inc.
4.95% due 6/25/2034	400,000	409,590
O’Reilly Automotive, Inc.
5.00% due 8/19/2034	500,000	504,526
Patrick Industries, Inc.
4.75% due 5/1/2029(1)	1,144,000	1,120,618

		2,034,734

Semiconductors — 0.3%
Broadcom, Inc.
3.137% due 11/15/2035(1)	658,000	569,279

		569,279

Software — 0.3%
Fiserv, Inc.
5.625% due 8/21/2033	600,000	629,911

		629,911

Telecommunications — 1.1%
NTT Finance Corp.
5.502% due 7/16/2035(1)	234,000	242,047
Rogers Communications, Inc.
3.80% due 3/15/2032	1,196,000	1,129,786
5.30% due 2/15/2034	300,000	304,346
T-Mobile USA, Inc.
2.70% due 3/15/2032	491,000	440,139

		2,116,318

Trucking & Leasing — 0.6%
SMBC Aviation Capital Finance DAC
5.55% due 4/3/2034(1)	1,073,000	1,108,895

		1,108,895

Water — 0.1%
Aegea Finance SARL
9.00% due 1/20/2031(1)	261,000	276,675

		276,675

Total Corporate Bonds & Notes (Cost $83,934,516)		85,946,969

Municipals — 0.3%
Oklahoma Development Finance Authority
Series C
5.45% due 8/15/2028	230,000	226,873
Public Finance Authority
7.087% due 7/1/2060	360,000	364,699

Total Municipals (Cost $582,354)		591,572

Non-Agency Mortgage-Backed Securities — 9.7%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2022-FL1, Class C
6.672% due 1/15/2037(1)(2)(3)	1,000,000	1,000,999

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
BANK
Series 2019-BN24, Class AS
3.283% due 11/15/2062(2)(3)	$1,413,000	$1,319,386
Series 2022-BNK43, Class B
5.325% due 8/15/2055(2)(3)	500,000	474,772
BBCMS Mortgage Trust
Series 2024-5C29, Class B
5.858% due 9/15/2057(2)(3)	300,000	306,161
Benchmark Mortgage Trust
Series 2024-V11, Class AM
6.201% due 11/15/2057(2)(3)	1,000,000	1,047,682
Series 2024-V5, Class AM
6.417% due 1/10/2057(2)(3)	855,000	893,604
Series 2024-V5, Class B
6.059% due 1/10/2057(2)(3)	360,000	366,843
BMO Mortgage Trust
Series 2023-C6, Class AS
6.55% due 9/15/2056(2)(3)	950,000	1,023,660
BX Commercial Mortgage Trust
Series 2025-BCAT, Class C
6.05% due 8/15/2042(1)(2)(3)	210,823	211,350
Series 2025-BCAT, Class D
6.80% due 8/15/2042(1)(2)(3)	159,075	159,423
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class AS
3.366% due 11/15/2049(2)(3)	1,125,000	1,093,273
Dwight Issuer LLC
Series 2025-FL1, Class AS
6.422% due 6/18/2042(1)(2)(3)	639,000	642,208
Freddie Mac STACR REMIC Trust
Series 2022-HQA3, Class M1A
6.656% due 8/25/2042(1)(2)(3)	882,491	895,603
Greystone CRE Notes LLC
Series 2025-FL4, Class B
6.739% due 1/15/2043(1)(2)(3)	114,500	114,660
MF1 LLC
Series 2025-FL19, Class AS
6.128% due 5/18/2042(1)(2)(3)	1,053,777	1,056,845
Series 2025-FL19, Class B
6.477% due 5/18/2042(1)(2)(3)	1,092,085	1,094,245
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS
2.88% due 2/15/2053	750,000	685,751
Series 2021-L6, Class AS
2.749% due 6/15/2054(2)(3)	1,700,000	1,505,250
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1
5.439% due 7/25/2070(1)(2)(3)	211,872	213,214
Series 2025-NQM6, Class A1
5.152% due 7/25/2070(1)(2)(3)	575,124	576,053
NEW Residential Mortgage Loan Trust
Series 2025-NQM2, Class A1
0.00% due 4/25/2065(1)(2)(3)	360,520	364,185
OBX Trust
Series 2025-NQM14, Class A1
5.162% due 7/25/2065(1)(2)(3)	200,194	201,540
Series 2025-NQM4, Class A1
5.40% due 2/25/2055(1)(2)(3)	825,287	830,817
PMT Loan Trust
Series 2025-INV4, Class A9
5.50% due 3/25/2056(1)(2)(3)	750,995	754,462

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

September 30, 2025 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Provident Funding Mortgage Trust
Series 2025-2, Class A4
5.50% due 6/25/2055(1)(2)(3)		$891,588	$896,619
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877% due 3/26/2046(1)		1,250,000	1,232,476
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
5.516% due 2/15/2040(1)(2)(3)		340,217	339,366

Total Non-Agency Mortgage-Backed Securities (Cost $19,505,218)			19,300,447

Foreign Government — 2.6%
Angola Government International Bonds, Reg S
8.00% due 11/26/2029	USD	457,000	444,745
Dominican Republic International Bonds
4.875% due 9/23/2032(1)	USD	562,000	536,317
Eagle Funding Luxco SARL
5.50% due 8/17/2030(1)	USD	370,000	375,387
Egypt Government International Bonds, Reg S
7.30% due 9/30/2033	USD	510,000	482,036
Ivory Coast Government International Bonds
7.625% due 1/30/2033(1)	USD	562,000	584,473
Nigeria Government International Bonds, Reg S
7.375% due 9/28/2033	USD	591,000	558,998
Republic of South Africa Government International Bonds, Reg S
7.10% due 11/19/2036	USD	430,000	448,280
Romania Government International Bonds
6.625% due 5/16/2036(1)	USD	402,000	408,060
Serbia International Bonds
6.00% due 6/12/2034(1)	USD	651,000	678,408
Turkiye Government International Bonds
5.875% due 5/21/2030	EUR	288,000	358,591
7.625% due 5/15/2034	USD	218,000	231,163

Total Foreign Government (Cost $4,862,527)			5,106,458

U.S. Government Securities — 21.2%
U.S. Treasury Bonds
4.25% due 2/15/2054		$2,000,000	1,846,094
4.50% due 11/15/2054		11,840,000	11,400,162
4.625% due 11/15/2044		25,039,000	24,806,215
U.S. Treasury Notes
4.25% due 1/31/2030		4,274,000	4,364,489

Total U.S. Government Securities (Cost $42,468,707)			42,416,960

Repurchase Agreements — 0.3%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $578,022,due 10/1/2025(5)		578,002	578,002

Total Repurchase Agreements (Cost $578,002)			578,002

Total Investments — 99.1% (Cost $195,725,760)			197,876,560

Assets in excess of other liabilities — 0.9%			1,807,617

Total Net Assets — 100.0%			$199,684,177

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $86,893,406, representing 43.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$522,400	$589,584

Open forward foreign currency contracts at September 30, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Depreciation
Citibank NA	10/17/2025	79,560	USD	67,901	EUR	$(232)
Deutsche Bank AG	10/17/2025	65,681	USD	56,098	EUR	(241)
HSBC Bank USA NA	10/17/2025	227,294	USD	194,002	EUR	(682)

Total						$(1,155)

Open futures contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2025	120	Long	$25,274,565	$25,007,813	$(266,752)
U.S. 5-Year Treasury Note	December 2025	37	Long	4,036,016	4,040,226	4,210
U.S. Ultra 10-Year Treasury Note	December 2025	16	Long	1,823,556	1,841,250	17,694

Total				$31,134,137	$30,889,289	$(244,848)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

EUR – Euro

PIK – Payment–In–Kind

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

STACR – Structured Agency Credit Risk

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	–– Valuation Inputs ––
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$43,936,152	$—	$43,936,152
Corporate Bonds & Notes	—	85,946,969	—	85,946,969
Municipals	—	591,572	—	591,572
Non-Agency Mortgage-Backed Securities	—	19,300,447	—	19,300,447
Foreign Government	—	5,106,458	—	5,106,458
U.S. Government Securities	—	42,416,960	—	42,416,960
Repurchase Agreements	—	578,002	—	578,002

Total	$—	$197,876,560	$—	$197,876,560

Other Financial Instruments
Forward Foreign Currency Contracts
Liabilities	$—	$(1,155)	$—	$(1,155)
Futures Contracts
Assets	21,904	—	—	21,904
Liabilities	(266,752)	—	—	(266,752)

Total	$(244,848)	$(1,155)	$—	$(246,003)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 4.3%
Federal Home Loan Mortgage Corp.
5.205% due 8/1/2055(1)(2)	$163,361	$164,627
5.437% due 10/1/2055(1)(2)	94,963	95,733
5.44% due 8/1/2055(1)(2)	66,380	67,182
5.524% due 7/1/2055(1)(2)	169,933	171,959
5.64% due 8/1/2055(1)(2)	97,414	98,706
5.887% due 5/1/2055(1)(2)	148,779	151,294
6.034% due 8/1/2054(1)(2)	67,819	69,110
Federal National Mortgage Association
5.029% due 2/1/2055(1)(2)	93,185	94,064
5.473% due 10/1/2055(1)(2)	37,000	37,417
5.583% due 10/1/2053(1)(2)	23,193	23,576
5.721% due 8/1/2055(1)(2)	150,863	153,246
5.917% due 2/1/2054(1)(2)	40,989	41,879
6.004% due 9/1/2055(1)(2)	521,847	533,140
Uniform Mortgage-Backed Security
4.50% due 11/1/2039(3)	345,000	344,451
5.00% due 11/1/2039(3)	1,425,000	1,439,343
5.50% due 11/1/2039(3)	1,334,000	1,363,024
6.00% due 11/1/2039(3)	1,155,000	1,192,041

Total Agency Mortgage-Backed Securities (Cost $6,053,129)		6,040,792

Asset-Backed Securities — 4.3%
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R3
5.626% (3 mo. USD Term SOFR + 1.30%) due 7/20/2038(1)(4)	420,000	421,005
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class ARR
5.58% (3 mo. USD Term SOFR + 1.29%) due 7/15/2037(1)(4)	360,000	361,279
Birch Grove CLO 8 Ltd.
Series 2024-8A, Class A1
5.956% (3 mo. USD Term SOFR + 1.63%) due 4/20/2037(1)(4)	1,000,000	1,001,795
BlueMountain CLO Ltd.
Series 2014-2A, Class BR2
6.337% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(4)	600,000	602,030
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R2
5.629% (3 mo. USD Term SOFR + 1.30%) due 7/20/2039(1)(4)	320,000	321,114
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(4)	507,306	510,369
Palmer Square CLO Ltd.
Series 2020-3A, Class A1R2
5.861% (3 mo. USD Term SOFR + 1.65%) due 11/15/2036(1)(4)	500,000	500,135

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Parallel Ltd.
Series 2023-1A, Class A1R
5.716% (3 mo. USD Term SOFR + 1.39%) due 7/20/2036(1)(4)	$360,000	$361,252
Silver Point CLO 12 Ltd.
Series 2025-12A, Class A1
5.30% (3 mo. USD Term SOFR + 1.31%) due 10/15/2038(1)(4)	1,000,000	1,001,619
Voya CLO Ltd.
Series 2019-1A, Class A2RR
5.918% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(1)(4)	1,000,000	1,000,897

Total Asset-Backed Securities (Cost $6,074,705)		6,081,495

Corporate Bonds & Notes — 39.9%
Aerospace & Defense — 0.8%
Boeing Co.
6.298% due 5/1/2029	1,000,000	1,061,247

		1,061,247

Agriculture — 1.2%
BAT Capital Corp.
6.343% due 8/2/2030	342,000	369,196
Bunge Ltd. Finance Corp.
3.20% due 4/21/2031	384,000	359,631
Imperial Brands Finance PLC
5.875% due 7/1/2034(4)	570,000	596,552
Japan Tobacco, Inc.
5.25% due 6/15/2030(4)	296,000	306,467

		1,631,846

Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875% due 10/15/2027	149,724	153,898

		153,898

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
7.35% due 11/4/2027	876,000	913,658
Honda Motor Co. Ltd.
4.688% due 7/8/2030	657,000	662,794

		1,576,452

Beverages — 0.4%
Bacardi Ltd./Bacardi-Martini BV
5.40% due 6/15/2033(4)	601,000	607,172

		607,172

Biotechnology — 0.1%
Regeneron Pharmaceuticals, Inc.
1.75% due 9/15/2030	233,000	205,504

		205,504

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — 8.1%
AIB Group PLC
6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	$431,000	$457,523
Bank of America Corp.
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(1)	374,000	375,294
Capital One
5.974% (5 yr. USD Swap rate + 1.73%) due 8/9/2028(1)	518,000	536,377
Citigroup, Inc.
6.27% (6.27% fixed rate until 11/17/2032; 1 day USD SOFR + 2.34% thereafter) due 11/17/2033(1)	1,113,000	1,214,690
Citizens Financial Group, Inc.
5.253% (5.253% fixed rate until 3/5/2030; 1 day USD SOFR + 1.26% thereafter) due 3/5/2031(1)	731,000	749,181
Goldman Sachs Group, Inc.
2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	782,000	697,934
5.218% (5.218% fixed rate until 4/23/2030; 1 day USD SOFR + 1.58% thereafter) due 4/23/2031(1)	350,000	361,937
JPMorgan Chase & Co.
2.956% (2.956% fixed rate until 5/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter) due 5/13/2031(1)	347,000	325,442
2.963% (2.963% fixed rate until 1/25/2032; 1 day USD SOFR + 1.26% thereafter) due 1/25/2033(1)	1,054,000	964,245
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(1)	269,000	275,925
5.576% (5.576% fixed rate until 7/23/2035; 1 day USD SOFR + 1.64% thereafter) due 7/23/2036(1)	165,000	171,053
Morgan Stanley
5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(1)	1,089,000	1,116,074
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(1)	400,000	408,619
6.342% (6.342% fixed rate until 10/18/2032; 1 day USD SOFR + 2.56% thereafter) due 10/18/2033(1)	580,000	637,444

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
PNC Financial Services Group, Inc.
4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(1)	$933,000	$945,835
U.S. Bancorp
5.046% (5.046% fixed rate until 2/12/2030; 1 day USD SOFR + 1.06% thereafter) due 2/12/2031(1)	375,000	384,612
UBS Group AG
2.746% (2.746% fixed rate until 2/11/2032; 1 yr. CMT rate + 1.10% thereafter) due 2/11/2033(1)(4)	794,000	708,059
Wells Fargo & Co.
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	477,000	444,027
5.389% (5.389% fixed rate until 4/24/2033; 1 day USD SOFR + 2.02% thereafter) due 4/24/2034(1)	614,000	637,983

		11,412,254

Commercial Services — 0.9%
GXO Logistics, Inc.
6.25% due 5/6/2029	385,000	404,312
Rentokil Terminix Funding LLC
5.625% due 4/28/2035(4)	229,000	236,171
Rollins, Inc.
5.25% due 2/24/2035	583,000	593,277

		1,233,760

Computers — 0.5%
Booz Allen Hamilton, Inc.
3.875% due 9/1/2028(4)	381,000	373,566
Gartner, Inc.
4.50% due 7/1/2028(4)	383,000	379,873

		753,439

Diversified Financial Services — 1.8%
Air Lease Corp.
5.85% due 12/15/2027	445,000	458,354
Aircastle Ltd.
2.85% due 1/26/2028(4)	671,000	647,024
Avolon Holdings Funding Ltd.
3.25% due 2/15/2027(4)	786,000	772,945
LPL Holdings, Inc.
4.625% due 11/15/2027(4)	377,000	376,309
5.20% due 3/15/2030	201,000	205,254

		2,459,886

Electric — 5.1%
Alliant Energy Finance LLC
5.95% due 3/30/2029(4)	353,000	369,369
American Transmission Systems, Inc.
2.65% due 1/15/2032(4)	243,000	218,010
Capital Power U.S. Holdings, Inc.
6.189% due 6/1/2035(4)	189,000	198,256

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electric — (continued)
DTE Energy Co.
5.10% due 3/1/2029	$551,000	$564,582
Entergy Texas, Inc.
5.25% due 4/15/2035	809,000	829,118
Evergy Missouri West, Inc.
5.65% due 6/1/2034(4)	696,000	718,251
Fells Point Funding Trust
3.046% due 1/31/2027(4)	313,000	307,929
FirstEnergy Pennsylvania Electric Co.
3.25% due 3/15/2028(4)	629,000	613,828
Idaho Power Co.
5.20% due 8/15/2034	363,000	374,599
Kentucky Utilities Co.
Series KENT
5.45% due 4/15/2033	450,000	470,458
Liberty Utilities Co.
5.869% due 1/31/2034(4)	356,000	368,749
Monongahela Power Co.
5.85% due 2/15/2034(4)	437,000	461,869
NorthWestern Corp.
5.073% due 3/21/2030(4)	449,000	459,922
PSEG Power LLC
5.75% due 5/15/2035(4)	117,000	122,397
Public Service Enterprise Group, Inc.
5.20% due 4/1/2029	367,000	378,695
Puget Energy, Inc.
5.725% due 3/15/2035	464,000	478,812
Vistra Operations Co. LLC
6.95% due 10/15/2033(4)	150,000	167,301

		7,102,145

Equity Fund — 0.3%
KKR & Co., Inc.
5.10% due 8/7/2035	357,000	357,645

		357,645

Food — 1.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% due 1/15/2032	413,000	384,984
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% due 1/15/2036(4)	372,000	379,890
Mars, Inc.
5.00% due 3/1/2032(4)	1,073,000	1,097,751

		1,862,625

Gas — 0.3%
National Fuel Gas Co.
4.75% due 9/1/2028	370,000	372,534

		372,534

Healthcare-Products — 0.2%
Solventum Corp.
5.45% due 3/13/2031	300,000	312,841

		312,841

Healthcare-Services — 2.3%
Beth Israel Lahey Health, Inc.
Series O
4.717% due 7/1/2030	300,000	302,021

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Healthcare-Services — (continued)
Centene Corp.
3.375% due 2/15/2030	$390,000	$358,678
CommonSpirit Health
5.318% due 12/1/2034	359,000	364,757
Fresenius Medical Care U.S. Finance III, Inc.
3.00% due 12/1/2031(4)	151,000	134,692
HCA, Inc.
5.45% due 4/1/2031	363,000	377,331
Providence St. Joseph Health Obligated Group
5.369% due 10/1/2032	566,000	582,894
Sutter Health
Series 2025
5.213% due 8/15/2032	437,000	452,340
UnitedHealth Group, Inc.
4.50% due 4/15/2033	543,000	537,265
4.65% due 1/15/2031	94,000	95,261

		3,205,239

Insurance — 2.7%
Assurant, Inc.
5.55% due 2/15/2036	185,000	187,488
Athene Global Funding
5.322% due 11/13/2031(4)	552,000	564,848
Brighthouse Financial Global Funding
2.00% due 6/28/2028(4)	399,000	371,459
Brown & Brown, Inc.
2.375% due 3/15/2031	536,000	476,887
5.25% due 6/23/2032	36,000	36,911
5.55% due 6/23/2035	73,000	75,092
Corebridge Global Funding
4.90% due 8/21/2032(4)	139,000	139,619
GA Global Funding Trust
5.50% due 4/1/2032(4)	303,000	310,962
New York Life Global Funding
4.55% due 1/28/2033(4)	951,000	949,625
Pricoa Global Funding I
4.75% due 8/26/2032(4)	174,000	175,753
RGA Global Funding
5.00% due 8/25/2032(4)	431,000	433,379

		3,722,023

Internet — 0.9%
AppLovin Corp.
5.375% due 12/1/2031	269,000	278,274
Uber Technologies, Inc.
4.50% due 8/15/2029(4)	915,000	912,405
4.80% due 9/15/2035	108,000	107,020

		1,297,699

Investment Companies — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC
8.00% due 6/15/2027(4)	118,000	122,848

		122,848

Leisure Time — 0.7%
Carnival Corp.
4.00% due 8/1/2028(4)	500,000	492,853

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Leisure Time — (continued)
Royal Caribbean Cruises Ltd.
3.70% due 3/15/2028	$525,000	$516,593

		1,009,446

Lodging — 0.2%
Las Vegas Sands Corp.
3.50% due 8/18/2026	243,000	240,981

		240,981

Machinery-Diversified — 1.0%
nVent Finance SARL
4.55% due 4/15/2028	548,000	549,994
Otis Worldwide Corp.
5.131% due 9/4/2035	470,000	475,551
Regal Rexnord Corp.
6.30% due 2/15/2030	352,000	373,225

		1,398,770

Mining — 0.9%
Anglo American Capital PLC
5.50% due 5/2/2033(4)	200,000	207,109
5.625% due 4/1/2030(4)	269,000	280,766
Glencore Funding LLC
5.186% due 4/1/2030(4)	721,000	742,838

		1,230,713

Oil & Gas — 1.0%
Continental Resources, Inc.
4.375% due 1/15/2028	443,000	440,196
Occidental Petroleum Corp.
5.20% due 8/1/2029	290,000	294,262
Ovintiv, Inc.
5.65% due 5/15/2028	208,000	214,221
Patterson-UTI Energy, Inc.
3.95% due 2/1/2028	463,000	452,249

		1,400,928

Pharmaceuticals — 1.4%
Bayer U.S. Finance LLC
6.375% due 11/21/2030(4)	914,000	976,861
EMD Finance LLC
4.625% due 10/15/2032(4)	455,000	454,403
Zoetis, Inc.
5.00% due 8/17/2035	543,000	548,419

		1,979,683

Pipelines — 1.7%
Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(4)	371,000	376,725
DT Midstream, Inc.
4.125% due 6/15/2029(4)	250,000	243,916
Energy Transfer LP
7.375% due 2/1/2031(4)	720,000	752,027
NGPL PipeCo LLC
3.25% due 7/15/2031(4)	612,000	554,369
ONEOK, Inc.
5.375% due 6/1/2029	359,000	369,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% due 1/15/2029	144,000	146,691

		2,443,468

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — 1.6%
Crown Castle, Inc.
3.30% due 7/1/2030	$489,000	$463,257
Invitation Homes Operating Partnership LP
4.95% due 1/15/2033	348,000	349,689
Public Storage Operating Co.
4.375% due 7/1/2030	227,000	228,046
Regency Centers LP
5.00% due 7/15/2032	219,000	224,044
Tanger Properties LP
2.75% due 9/1/2031	327,000	292,989
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/1/2029(4)	646,000	639,637

		2,197,662

Semiconductors — 1.4%
Broadcom, Inc.
4.15% due 4/15/2032(4)	653,000	640,374
4.90% due 7/15/2032	258,000	263,931
Foundry JV Holdco LLC
5.50% due 1/25/2031(4)	522,000	541,664
Marvell Technology, Inc.
5.75% due 2/15/2029	445,000	464,242

		1,910,211

Software — 1.5%
MSCI, Inc.
3.625% due 9/1/2030(4)	686,000	654,759
Oracle Corp.
4.65% due 5/6/2030	545,000	552,643
4.80% due 9/26/2032	405,000	405,487
Paychex, Inc.
5.35% due 4/15/2032	537,000	557,214

		2,170,103

Telecommunications — 0.3%
T-Mobile USA, Inc.
3.375% due 4/15/2029	386,000	374,779

		374,779

Total Corporate Bonds & Notes (Cost $54,734,528)		55,807,801

Municipals — 0.3%
State of Illinois
5.10% due 6/1/2033	370,833	377,243

Total Municipals (Cost $372,343)		377,243

Non-Agency Mortgage-Backed Securities — 1.0%
BBCMS Mortgage Trust
Series 2025-5C34, Class A3
5.659% due 5/15/2058	200,000	209,635
BMO Mortgage Trust
Series 2024-5C5, Class A3
5.857% due 2/15/2057	440,000	460,721
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1, Class A3
5.635% due 3/15/2058	240,000	250,886

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

September 30, 2025 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-LC24, Class A4
2.942% due 10/15/2049		$418,000	$413,012

Total Non-Agency Mortgage-Backed Securities (Cost $1,315,144)			1,334,254

Foreign Government — 0.2%
Cassa Depositi e Prestiti SpA
5.875% due 4/30/2029(4)	USD	329,000	346,900

Total Foreign Government (Cost $346,581)			346,900

U.S. Government Securities — 51.9%
U.S. Treasury Notes
1.50% due 11/30/2028		$2,343,000	2,193,908
1.875% due 2/15/2032		2,200,000	1,951,812
2.625% due 5/31/2027		4,127,000	4,058,647
3.625% due 8/31/2029		7,020,000	7,002,998
3.875% due 8/15/2034		2,023,000	1,992,023
4.125% due 1/31/2027		3,543,000	3,562,099
4.125% due 2/28/2027		3,644,000	3,665,779
4.125% due 11/15/2027		4,332,000	4,376,166
4.125% due 10/31/2029		6,142,000	6,239,648
4.125% due 8/31/2030		5,165,000	5,251,554
4.25% due 2/28/2029		4,513,000	4,598,853
4.25% due 6/30/2029		1,931,000	1,969,394
4.25% due 1/31/2030		6,496,000	6,633,532
4.25% due 11/15/2034		2,325,000	2,351,247
4.375% due 7/15/2027		4,270,000	4,323,542
4.375% due 8/31/2028		3,719,000	3,794,687
4.50% due 5/31/2029		4,688,000	4,819,484
4.625% due 2/15/2035		804,300	835,844
4.875% due 10/31/2030		2,951,000	3,101,893

Total U.S. Government Securities (Cost $72,197,702)			72,723,110

Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $525,207, due 10/1/2025(5)		525,188	525,188

Total Repurchase Agreements (Cost $525,188)			525,188

Total Investments — 102.3% (Cost $141,619,320)			143,236,783

Liabilities in excess of other assets — (2.3)%			(3,216,257)

Total Net Assets — 100.0%			$140,020,526

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA - To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $29,047,469, representing 20.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$474,700	$535,787

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Open futures contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2025	34	Long	$7,083,341	$7,085,547	$2,206
U.S. Ultra 10-Year Treasury Note	December 2025	10	Long	1,308,655	1,150,781	(157,874)

Total				$8,391,996	$8,236,328	$(155,668)

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	–– Valuation Inputs ––
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$6,040,792	$—	$6,040,792
Asset-Backed Securities	—	6,081,495	—	6,081,495
Corporate Bonds & Notes	—	55,807,801	—	55,807,801
Municipals	—	377,243	—	377,243
Non-Agency Mortgage-Backed Securities	—	1,334,254	—	1,334,254
Foreign Government	—	346,900	—	346,900
U.S. Government Securities	—	72,723,110	—	72,723,110
Repurchase Agreements	—	525,188	—	525,188

Total	$—	$143,236,783	$—	$143,236,783

Other Financial Instruments
Futures Contracts
Assets	$2,206	$—	$—	$2,206
Liabilities	(157,874)	—	—	(157,874)

Total	$(155,668)	$—	$—	$(155,668)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 99.4%
Aerospace & Defense — 2.5%
BWX Technologies, Inc.	1,841	$339,425
Curtiss-Wright Corp.	1,556	844,815
General Dynamics Corp.	2,138	729,058
General Electric Co.	5,121	1,540,499
Howmet Aerospace, Inc.	5,093	999,399
RTX Corp.	8,533	1,427,827

		5,881,023

Automobile Components — 0.9%
Aptiv PLC(1)	20,684	1,783,375
Goodyear Tire & Rubber Co.(1)	48,986	366,415

		2,149,790

Banks — 4.0%
Columbia Banking System, Inc.	12,797	329,395
Hancock Whitney Corp.	6,113	382,735
JPMorgan Chase & Co.	16,107	5,080,631
PNC Financial Services Group, Inc.	7,600	1,527,068
Popular, Inc.	4,167	529,251
Wells Fargo & Co.	18,344	1,537,594

		9,386,674

Beverages — 1.1%
Coca-Cola Europacific Partners PLC	7,372	666,503
Constellation Brands, Inc., Class A	1,641	220,993
PepsiCo, Inc.	11,129	1,562,957

		2,450,453

Biotechnology — 2.3%
AbbVie, Inc.	15,109	3,498,338
Exact Sciences Corp.(1)	9,075	496,493
Vertex Pharmaceuticals, Inc.(1)	3,505	1,372,698

		5,367,529

Broadline Retail — 4.4%
Amazon.com, Inc.(1)	47,121	10,346,358

		10,346,358

Building Products — 0.4%
Trane Technologies PLC	2,335	985,277

		985,277

Capital Markets — 3.2%
Bullish(1)	1,617	102,857
Charles Schwab Corp.	10,168	970,739
CME Group, Inc.	3,584	968,361
KKR & Co., Inc.	10,826	1,406,839
Moody’s Corp.	2,278	1,085,421
Morgan Stanley	10,206	1,622,346
Northern Trust Corp.	2,377	319,944
Raymond James Financial, Inc.	3,211	554,219
TPG, Inc.	8,732	501,653

		7,532,379

Chemicals — 0.9%
Air Products & Chemicals, Inc.	2,127	580,075
Linde PLC	1,901	902,975
Sherwin-Williams Co.	1,838	636,426

		2,119,476

Commercial Services & Supplies — 0.4%
GFL Environmental, Inc.	21,321	1,010,189

		1,010,189

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	4,598	$669,975
Motorola Solutions, Inc.	1,686	770,991

		1,440,966

Construction & Engineering — 0.5%
API Group Corp.(1)	18,422	633,164
Legence Corp., Class A(1)	15,315	471,855

		1,105,019

Construction Materials — 0.6%
CRH PLC	12,387	1,485,201

		1,485,201

Consumer Staples Distribution & Retail — 0.8%
BJ’s Wholesale Club Holdings, Inc.(1)	18,821	1,755,058

		1,755,058

Containers & Packaging — 0.2%
Smurfit WestRock PLC	8,872	377,681

		377,681

Distributors — 0.2%
LKQ Corp.	15,497	473,278

		473,278

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	2,131	231,362
Grand Canyon Education, Inc.(1)	1,363	299,206

		530,568

Electric Utilities — 1.6%
Duke Energy Corp.	6,204	767,745
Evergy, Inc.	4,389	333,652
Exelon Corp.	7,845	353,104
NextEra Energy, Inc.	8,829	666,501
PG&E Corp.	72,923	1,099,679
Xcel Energy, Inc.	5,359	432,203

		3,652,884

Electrical Equipment — 1.8%
AMETEK, Inc.	5,488	1,031,744
Eaton Corp. PLC	2,738	1,024,696
Emerson Electric Co.	11,521	1,511,325
GE Vernova, Inc.	1,140	700,986

		4,268,751

Electronic Equipment, Instruments & Components — 1.4%
Advanced Energy Industries, Inc.	2,232	379,752
Amphenol Corp., Class A	11,482	1,420,898
Flex Ltd.(1)	3,204	185,736
Insight Enterprises, Inc.(1)	10,190	1,155,648

		3,142,034

Energy Equipment & Services — 0.3%
Baker Hughes Co.	8,747	426,154
TechnipFMC PLC	7,429	293,074

		719,228

Entertainment — 1.9%
Electronic Arts, Inc.	2,818	568,391
Spotify Technology SA(1)	2,868	2,001,864
Take-Two Interactive Software, Inc.(1)	2,270	586,477
Walt Disney Co.	11,574	1,325,223

		4,481,955

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 2.6%
Fidelity National Information Services, Inc.	7,656	$504,837
Fiserv, Inc.(1)	4,393	566,389
Mastercard, Inc., Class A	6,739	3,833,210
Visa, Inc., Class A	3,486	1,190,051

		6,094,487

Food Products — 0.4%
Mondelez International, Inc., Class A	15,101	943,360

		943,360

Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co.	7,916	1,481,638
Boston Scientific Corp.(1)	11,594	1,131,922
Masimo Corp.(1)	2,594	382,745
Medtronic PLC	20,646	1,966,325
STERIS PLC	2,357	583,216

		5,545,846

Health Care Providers & Services — 1.4%
Cigna Group	5,103	1,470,940
Humana, Inc.	2,450	637,416
McKesson Corp.	1,464	1,130,999

		3,239,355

Hotels, Restaurants & Leisure — 2.6%
Aramark	43,922	1,686,605
Booking Holdings, Inc.	367	1,981,532
DraftKings, Inc., Class A(1)	7,226	270,252
Hilton Worldwide Holdings, Inc.	3,427	889,101
Starbucks Corp.	8,150	689,490
Viking Holdings Ltd.(1)	7,188	446,806

		5,963,786

Household Durables — 0.5%
Mohawk Industries, Inc.(1)	3,955	509,878
PulteGroup, Inc.	4,905	648,098

		1,157,976

Household Products — 0.6%
Colgate-Palmolive Co.	8,104	647,834
Procter & Gamble Co.	4,461	685,432

		1,333,266

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	3,997	783,092

		783,092

Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	15,428	634,245

		634,245

Insurance — 3.7%
American International Group, Inc.	10,791	847,525
Aon PLC, Class A	5,005	1,784,683
Arthur J Gallagher & Co.	4,027	1,247,323
Assurant, Inc.	1,787	387,064
Chubb Ltd.	5,131	1,448,225
Everest Group Ltd.	1,107	387,705
Lincoln National Corp.	14,721	593,698

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Insurance — (continued)
Principal Financial Group, Inc.	6,319	$523,908
Selective Insurance Group, Inc.	4,388	355,735
Willis Towers Watson PLC	2,687	928,224

		8,504,090

Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	33,847	8,228,205
Meta Platforms, Inc., Class A	9,465	6,950,907

		15,179,112

IT Services — 1.2%
Accenture PLC, Class A	4,352	1,073,203
MongoDB, Inc.(1)	2,646	821,266
Okta, Inc.(1)	9,000	825,300

		2,719,769

Leisure Products — 0.2%
Brunswick Corp.	2,418	152,914
Hasbro, Inc.	3,826	290,202

		443,116

Life Sciences Tools & Services — 1.1%
Bio-Techne Corp.	12,241	680,967
Waters Corp.(1)	6,223	1,865,718

		2,546,685

Machinery — 1.9%
Caterpillar, Inc.	3,991	1,904,306
Crane Co.	2,441	449,486
Cummins, Inc.	827	349,300
Nordson Corp.	3,881	880,793
Pentair PLC	8,291	918,311

		4,502,196

Media — 0.4%
Comcast Corp., Class A	17,823	559,999
Omnicom Group, Inc.	3,366	274,430

		834,429

Multi-Utilities — 0.3%
Sempra	7,543	678,719

		678,719

Office REITs — 0.1%
Highwoods Properties, Inc.	10,503	334,206

		334,206

Oil, Gas & Consumable Fuels — 2.7%
Cheniere Energy, Inc.	4,430	1,040,961
ConocoPhillips	14,304	1,353,015
EQT Corp.	7,508	408,661
Exxon Mobil Corp.	23,425	2,641,169
Permian Resources Corp.	22,964	293,939
Phillips 66	2,207	300,196
Valero Energy Corp.	1,958	333,369

		6,371,310

Personal Care Products — 0.5%
e.l.f. Beauty, Inc.(1)	4,047	536,147
Kenvue, Inc.	37,276	604,989

		1,141,136

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 2.9%
Johnson & Johnson	21,624	$4,009,522
Pfizer, Inc.	104,168	2,654,201

		6,663,723

Professional Services — 3.4%
Jacobs Solutions, Inc.	6,884	1,031,636
Leidos Holdings, Inc.	7,242	1,368,448
TransUnion	33,595	2,814,589
TriNet Group, Inc.	31,156	2,084,025
Verisk Analytics, Inc.	2,431	611,421

		7,910,119

Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	5,664	343,805

		343,805

Retail REITs — 0.6%
Federal Realty Investment Trust	7,683	778,365
NNN REIT, Inc.	15,266	649,873

		1,428,238

Semiconductors & Semiconductor Equipment — 11.9%
Analog Devices, Inc.	5,896	1,448,647
Broadcom, Inc.	24,447	8,065,310
First Solar, Inc.(1)	1,475	325,282
KLA Corp.	1,504	1,622,214
Lam Research Corp.	20,035	2,682,686
MACOM Technology Solutions Holdings, Inc.(1)	2,245	279,480
Monolithic Power Systems, Inc.	894	823,052
NVIDIA Corp.	61,844	11,538,854
NXP Semiconductors NV	4,426	1,007,933

		27,793,458

Software — 11.4%
Atlassian Corp., Class A(1)	1,683	268,775
Autodesk, Inc.(1)	5,073	1,611,540
Cadence Design Systems, Inc.(1)	7,091	2,490,785
Guidewire Software, Inc.(1)	4,398	1,010,924
Intuit, Inc.	2,273	1,552,255
Microsoft Corp.	29,334	15,193,545
Netskope, Inc., Class A(1)	13,873	315,333
Salesforce, Inc.	6,901	1,635,537
SentinelOne, Inc., Class A(1)	27,574	485,578
Tyler Technologies, Inc.(1)	2,208	1,155,137
Vertex, Inc., Class A(1)	35,148	871,319

		26,590,728

Specialized REITs — 0.8%
American Tower Corp.	7,537	1,449,516
Extra Space Storage, Inc.	2,462	346,994

		1,796,510

Specialty Retail — 1.6%
Home Depot, Inc.	6,052	2,452,210
Ross Stores, Inc.	6,557	999,221
TJX Cos., Inc.	1,375	198,743

		3,650,174

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	43,488	11,073,349

		11,073,349

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(1)	5,416	$188,206
Tapestry, Inc.	5,680	643,090

		831,296

Tobacco — 0.6%
Philip Morris International, Inc.	8,311	1,348,044

		1,348,044

Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	2,047	459,715
WW Grainger, Inc.	715	681,367

		1,141,082

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	4,796	1,148,067

		1,148,067

Total Common Stocks (Cost $176,522,213)		231,330,545

	Principal Amount	Value

Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,797,638, due 10/1/2025(2)	$1,797,575	1,797,575

Total Repurchase Agreements (Cost $1,797,575)		1,797,575

Total Investments — 100.2% (Cost $178,319,788)		233,128,120

Liabilities in excess of other assets — (0.2)%		(396,159)

Total Net Assets — 100.0%		$232,731,961

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	4/15/2027	$1,775,500	$1,833,545

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN ALL CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$231,330,545	$—	$—	$231,330,545
Repurchase Agreements	—	1,797,575	—	1,797,575

Total	$231,330,545	$1,797,575	$—	$233,128,120

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 63.5%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	2,350	$1,431,902

		1,431,902

Automobiles — 0.6%
Tesla, Inc.(1)	2,935	1,305,253

		1,305,253

Banks — 3.0%
KeyCorp	69,978	1,307,889
Wells Fargo & Co.	60,167	5,043,198

		6,351,087

Biotechnology — 1.4%
AbbVie, Inc.	4,268	988,213
Vertex Pharmaceuticals, Inc.(1)	5,109	2,000,889

		2,989,102

Broadline Retail — 3.3%
Amazon.com, Inc.(1)	31,763	6,974,202

		6,974,202

Capital Markets — 4.0%
Goldman Sachs Group, Inc.	3,774	3,005,425
KKR & Co., Inc.	25,979	3,375,971
Nasdaq, Inc.	18,646	1,649,238
S&P Global, Inc.	694	337,777

		8,368,411

Chemicals — 0.9%
Celanese Corp.	5,295	222,813
FMC Corp.	7,755	260,801
Linde PLC	2,163	1,027,425
PPG Industries, Inc.	2,788	293,047

		1,804,086

Commercial Services & Supplies — 1.2%
Clean Harbors, Inc.(1)	7,886	1,831,287
Waste Connections, Inc.	3,741	657,668

		2,488,955

Communications Equipment — 0.4%
Arista Networks, Inc.(1)	5,799	844,972

		844,972

Construction Materials — 0.6%
James Hardie Industries PLC(1)	66,570	1,278,810

		1,278,810

Containers & Packaging — 0.1%
Packaging Corp. of America	1,008	219,673

		219,673

Distributors — 0.6%
Pool Corp.	3,931	1,218,885

		1,218,885

Electronic Equipment, Instruments & Components — 1.0%
Celestica, Inc.(1)	4,438	1,093,435
Flex Ltd.(1)	18,823	1,091,169

		2,184,604

Entertainment — 1.2%
Netflix, Inc.(1)	1,306	1,565,790

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Entertainment — (continued)
Walt Disney Co.	8,629	$988,020

		2,553,810

Financial Services — 1.4%
Mastercard, Inc., Class A	4,986	2,836,087

		2,836,087

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	13,203	1,289,009
Edwards Lifesciences Corp.(1)	19,411	1,509,593

		2,798,602

Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc.	3,373	1,164,697

		1,164,697

Health Care REITs — 0.9%
Welltower, Inc.	10,444	1,860,494

		1,860,494

Hotels, Restaurants & Leisure — 3.2%
Airbnb, Inc., Class A(1)	4,563	554,039
Carnival Corp.(1)	108,067	3,124,217
DoorDash, Inc., Class A(1)	6,288	1,710,273
Marriott International, Inc., Class A	4,852	1,263,655

		6,652,184

Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	31,526	7,663,971
Meta Platforms, Inc., Class A	4,129	3,032,255

		10,696,226

IT Services — 1.1%
Shopify, Inc., Class A(1)	8,403	1,248,770
Snowflake, Inc., , Class A(1)	4,471	1,008,434

		2,257,204

Life Sciences Tools & Services — 0.4%
ICON PLC(1)	4,998	874,650

		874,650

Machinery — 1.1%
IDEX Corp.	6,726	1,094,724
Westinghouse Air Brake Technologies Corp.	5,630	1,128,646

		2,223,370

Multi-Utilities — 1.9%
Sempra	44,913	4,041,272

		4,041,272

Oil, Gas & Consumable Fuels — 2.0%
Exxon Mobil Corp.	22,984	2,591,446
Shell PLC, ADR	22,447	1,605,634

		4,197,080

Pharmaceuticals — 2.2%
Eli Lilly & Co.	3,747	2,858,961
Merck & Co., Inc.	21,507	1,805,083

		4,664,044

Semiconductors & Semiconductor Equipment — 10.6%
Broadcom, Inc.	13,815	4,557,706
KLA Corp.	1,143	1,232,840

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
Micron Technology, Inc.	8,048	$1,346,591
NVIDIA Corp.	69,841	13,030,934
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,930	1,935,480

		22,103,551

Software — 7.3%
Autodesk, Inc.(1)	3,650	1,159,495
Figma, Inc., Class A(1)	2,334	121,064
Microsoft Corp.	20,868	10,808,581
Palantir Technologies, Inc., Class A(1)	3,333	608,006
SAP SE, ADR	4,056	1,083,804
ServiceNow, Inc.(1)	1,597	1,469,687

		15,250,637

Specialty Retail — 1.7%
Home Depot, Inc.	4,096	1,659,658
O’Reilly Automotive, Inc.(1)	17,695	1,907,698

		3,567,356

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	21,592	5,497,971

		5,497,971

Trading Companies & Distributors — 0.4%
WESCO International, Inc.	4,342	918,333

		918,333

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	6,192	1,482,241

		1,482,241

Total Common Stocks (Cost $107,125,181)		133,099,751

	Principal Amount	Value

Agency Mortgage-Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$856,646	696,842
2.00% due 4/1/2052	1,128,421	923,342
2.50% due 7/1/2041	317,316	284,852
2.50% due 2/1/2042	465,401	415,764
2.50% due 7/1/2051	843,405	722,541
2.50% due 10/1/2051	54,692	46,181
2.50% due 11/1/2051	341,510	290,544
3.00% due 10/1/2049	214,060	190,341
4.00% due 4/1/2047	7,800	7,562
4.00% due 11/1/2048	101,635	97,808
4.00% due 5/1/2049	13,567	13,066
4.00% due 7/1/2049	16,271	15,806
4.00% due 4/1/2052	294,709	278,583
4.50% due 1/1/2038	85,791	85,793
4.50% due 5/1/2038	18,593	18,593
4.50% due 11/1/2048	20,263	19,955
4.50% due 8/1/2049	47,471	46,832
4.50% due 8/1/2052	49,559	48,352
4.50% due 10/1/2052	79,535	77,779
5.00% due 1/1/2053	110,493	110,108
5.50% due 6/1/2040	355,972	365,253
5.50% due 9/1/2052	218,031	221,808
5.50% due 2/1/2053	21,361	21,612
5.50% due 3/1/2053	31,733	32,182
5.50% due 5/1/2053	48,488	49,089

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
5.50% due 6/1/2053	$65,126	$65,882
5.50% due 7/1/2053	400,239	404,553
5.50% due 8/1/2053	112,038	113,142
5.50% due 9/1/2053	31,203	31,680
6.00% due 11/1/2053	171,231	175,461
6.50% due 11/1/2053	319,281	331,060
Federal National Mortgage Association
2.00% due 12/1/2050	1,075,876	875,750
2.50% due 2/1/2041	54,134	48,518
2.50% due 5/1/2051	502,632	429,988
3.00% due 6/1/2043	196,901	180,869
3.00% due 10/1/2051	633,146	558,301
3.50% due 8/1/2043	194,757	183,335
3.50% due 7/1/2051	434,241	400,926
3.50% due 4/1/2052	261,920	240,232
4.00% due 3/1/2046	7,994	7,725
4.00% due 1/1/2049	10,082	9,761
4.00% due 8/1/2049	6,759	6,532
4.00% due 8/1/2051	8,989	8,726
4.00% due 8/1/2052	20,953	19,803
4.00% due 10/1/2052	112,076	106,092
4.20% due 10/1/2030	330,000	330,386
4.22% due 9/1/2030	520,419	520,810
4.34% due 8/1/2030	284,000	285,782
4.40% due 9/1/2030	330,000	333,473
4.42% due 8/1/2030	327,000	330,202
4.47% due 5/1/2030	289,000	291,700
4.50% due 4/1/2038	322,427	322,436
4.50% due 7/1/2048	66,816	66,041
4.50% due 11/1/2048	29,720	29,378
4.50% due 10/1/2050	14,934	14,736
4.50% due 8/1/2052	14,092	13,729
4.50% due 9/1/2052	105,658	103,552
4.50% due 11/1/2052	67,248	66,230
4.83% due 10/1/2030	275,000	282,762
5.00% due 8/1/2052	576,539	575,347
5.00% due 9/1/2052	32,968	32,961
5.00% due 10/1/2052	20,933	20,895
5.50% due 7/1/2040	301,111	308,967
5.50% due 1/1/2053	130,306	132,005
5.50% due 8/1/2053	32,258	32,651
6.00% due 9/1/2053	973,119	996,826
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-150, Class A2
3.71% due 9/25/2032(2)(3)	78,000	75,296
Series K-157, Class A2
3.99% due 5/25/2033(2)(3)	125,000	124,107
Series K-758, Class A2
4.68% due 10/25/2031(2)(3)	100,000	102,464
Government National Mortgage Association
2.00% due 12/20/2050	363,749	300,729
2.00% due 1/20/2051	99,296	82,123
2.00% due 2/20/2051	87,571	72,507
2.00% due 10/20/2055(4)	235,000	194,201
2.50% due 5/20/2051	449,905	387,518
2.50% due 8/20/2051	450,958	388,560
2.50% due 10/20/2055(4)	444,000	382,185
3.00% due 1/20/2051	415,662	372,267
3.00% due 5/20/2051	217,595	194,436
3.50% due 1/20/2052	376,746	346,548
3.50% due 2/20/2052	376,171	344,953
4.00% due 4/20/2052	71,585	67,887
4.00% due 5/20/2052	205,466	194,937
4.00% due 8/20/2052	304,556	289,245
4.50% due 8/20/2048	147,121	145,540

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
5.50% due 10/20/2054(4)	$300,000	$302,233
Uniform Mortgage-Backed Security
2.50% due 10/1/2055(4)	306,000	257,756
3.00% due 10/1/2055(4)	251,000	220,428
4.00% due 10/1/2055(4)	105,000	98,948
4.50% due 10/1/2055(4)	165,000	160,027
5.00% due 10/1/2039(4)	943,000	952,713
5.00% due 10/1/2055(4)	341,000	338,155
5.50% due 10/1/2054(4)	183,000	184,508
5.50% due 11/1/2054(4)	175,000	176,325

Total Agency Mortgage-Backed Securities (Cost $21,382,976)		21,126,389

Asset-Backed Securities — 1.2%
CF Hippolyta Issuer LLC
Series 2022-1A, Class A1
5.97% due 8/15/2062(5)	97,261	94,011
Chesapeake Funding II LLC
Series 2024-1A, Class A1
5.52% due 5/15/2036(5)	105,632	106,955
Enterprise Fleet Financing LLC
Series 2023-3, Class A2
6.40% due 3/20/2030(5)	130,467	132,425
Series 2024-3, Class A3
4.98% due 8/21/2028(5)	300,000	304,577
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3
4.47% due 2/16/2028	56,851	56,953
GM Financial Revolving Receivables Trust
Series 2023-2, Class A
5.77% due 8/11/2036(5)	174,000	182,450
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A4
4.57% due 4/16/2029(5)	425,000	429,344
Kubota Credit Owner Trust
Series 2023-2A, Class A3
5.28% due 1/18/2028(5)	147,533	148,758
Navient Private Education Refi Loan Trust
Series 2023-A, Class A
5.51% due 10/15/2071(5)	142,017	145,478
Toyota Lease Owner Trust
Series 2025-B, Class A3
3.96% due 11/20/2028(5)	150,000	150,126
Volkswagen Auto Lease Trust
Series 2024-A, Class A3
5.21% due 6/21/2027	190,000	191,683
Series 2025-B, Class A3
4.01% due 1/22/2029	195,000	195,268
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A
5.80% due 4/18/2038(5)	149,107	150,218
Series 2023-2A, Class A
6.46% due 8/18/2038(5)	82,425	83,584
Series 2024-2A, Class A1
4.87% due 6/21/2039(5)	86,186	87,070

Total Asset-Backed Securities (Cost $2,439,913)		2,458,900

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — 7.8%
Aerospace & Defense — 0.2%
Boeing Co.
5.705% due 5/1/2040	$90,000	$91,834
5.805% due 5/1/2050	16,000	15,985
6.858% due 5/1/2054	196,000	223,578

		331,397

Agriculture — 0.1%
BAT Capital Corp.
4.625% due 3/22/2033	90,000	89,061
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95% due 4/20/2035(5)	65,000	68,283

		157,344

Airlines — 0.0%
United Airlines Pass-Through Trust
Series 2016-1, Class AA
3.10% due 7/7/2028	34,672	33,496

		33,496

Commercial Banks — 1.7%
Bank of America Corp.
4.948% (4.948% fixed rate until 7/22/2027; 1 day USD SOFR + 2.04% thereafter) due 7/22/2028(2)	173,000	175,491
5.015% (5.015% fixed rate until 7/22/2032; 1 day USD SOFR + 2.16% thereafter) due 7/22/2033(2)	58,000	59,263
5.162% (5.162% fixed rate until 1/24/2030; 1 day USD SOFR + 1.00% thereafter) due 1/24/2031(2)	305,000	314,786
5.511% (5.511% fixed rate until 1/24/2035; 1 day USD SOFR + 1.31% thereafter) due 1/24/2036(2)	129,000	134,845
BPCE SA
5.876% (5.876% fixed rate until 1/14/2030; 1 day USD SOFR + 1.68% thereafter) due 1/14/2031(2)(5)	500,000	522,189
Citigroup, Inc.
4.503% (4.503% fixed rate until 9/11/2030; 1 day USD SOFR + 1.17% thereafter) due 9/11/2031(2)	80,000	80,043
4.952% (4.952% fixed rate until 5/7/2030; 1 day USD SOFR + 1.46% thereafter) due 5/7/2031(2)	148,000	150,812
5.174% (5.174% fixed rate until 9/11/2035; 1 day USD SOFR + 1.49% thereafter) due 9/11/2036(2)	50,000	50,507
Commonwealth Bank of Australia
5.071% due 9/14/2028(5)	250,000	258,002
HSBC Holdings PLC
5.741% (5.741% fixed rate until 9/10/2035; 1 day USD SOFR + 1.96% thereafter) due 9/10/2036(2)	200,000	204,062

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(2)	$165,000	$168,252
5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	174,000	175,973
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(2)	84,000	86,782
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 1.01% thereafter) due 1/24/2031(2)	125,000	129,091
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(2)	110,000	115,943
Morgan Stanley
4.35% due 9/8/2026	268,000	268,564
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(2)	161,000	162,760
Wells Fargo & Co.
5.244% (5.244% fixed rate until 1/24/2030; 1 day USD SOFR + 1.11% thereafter) due 1/24/2031(2)	185,000	191,402
5.707% (5.707% fixed rate until 4/22/2027; 1 day USD SOFR + 1.07% thereafter) due 4/22/2028(2)	169,000	172,927
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(2)	220,000	233,016

		3,654,710

Diversified Financial Services — 0.5%
American Express Co.
4.918% (4.918% fixed rate until 7/20/2032; 1 day USD SOFR + 1.22% thereafter) due 7/20/2033(2)	165,000	167,872
5.667% (5.667% fixed rate until 4/25/2035; 1 day USD SOFR + 1.79% thereafter) due 4/25/2036(2)	110,000	116,215
Broad Street LLC
4.20% due 10/1/2030	200,000	199,938
Synchrony Financial
5.019% (5.019% fixed rate until 7/29/2028; 1 day USD SOFR + 1.40% thereafter) due 7/29/2029(2)	440,000	443,794

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — (continued)
6.00% (6.00% fixed rate until 7/29/2035; 1 day USD SOFR + 2.07% thereafter) due 7/29/2036(2)	$25,000	$25,571

		953,390

Electric — 0.7%
Alabama Power Co.
5.10% due 4/2/2035	20,000	20,438
Series 20-A
1.45% due 9/15/2030	18,000	15,774
Arizona Public Service Co.
3.75% due 5/15/2046	50,000	38,627
5.90% due 8/15/2055	65,000	66,560
Duke Energy Corp.
4.95% due 9/15/2035	45,000	44,705
5.70% due 9/15/2055	55,000	54,800
FirstEnergy Corp.
Series C
4.85% due 7/15/2047	70,000	61,961
FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	33,141
5.15% due 3/30/2026(5)	5,000	5,014
5.20% due 4/1/2028(5)	10,000	10,226
Georgia Power Co.
4.95% due 5/17/2033	166,000	169,336
Series 2010-C
4.75% due 9/1/2040	38,000	36,179
Ohio Edison Co.
4.95% due 12/15/2029(5)	20,000	20,437
Pacific Gas and Electric Co.
4.75% due 2/15/2044	60,000	51,331
4.95% due 7/1/2050	196,867	168,968
Public Service Co. of Oklahoma
5.45% due 1/15/2036	175,000	178,757
Southern California Edison Co.
4.00% due 4/1/2047	128,000	96,835
4.65% due 10/1/2043	122,000	103,909
6.20% due 9/15/2055	6,000	6,049
Texas Electric Market Stabilization Funding LLC
Series A-1
4.265% due 8/1/2034(5)	171,008	170,599
Trans-Allegheny Interstate Line Co.
5.00% due 1/15/2031(5)	20,000	20,506
Virginia Electric and Power Co.
Series C
4.90% due 9/15/2035	40,000	39,791
Series D
5.60% due 9/15/2055	35,000	34,862

		1,448,805

Food — 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00% due 5/15/2032	80,000	71,574
5.75% due 4/1/2033	60,000	62,660
6.75% due 3/15/2034	25,000	27,638
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
6.25% due 3/1/2056(5)	175,000	179,443
6.375% due 4/15/2066(5)	205,000	210,748
Mars, Inc.
5.65% due 5/1/2045(5)	50,000	50,721

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — (continued)
5.70% due 5/1/2055(5)	$152,000	$153,968

		756,752

Gas — 0.0%
Southern Co. Gas Capital Corp.
Series B
5.10% due 9/15/2035	55,000	55,144

		55,144

Healthcare-Services — 0.1%
Providence St. Joseph Health Obligated Group
5.403% due 10/1/2033	110,000	113,066
Sutter Health
Series 20A
2.294% due 8/15/2030	25,000	22,869

		135,935

Insurance — 1.2%
Athene Global Funding
2.50% due 3/24/2028(5)	382,000	365,821
5.583% due 1/9/2029(5)	175,000	180,861
Athene Holding Ltd.
6.625% due 5/19/2055	50,000	53,507
Brighthouse Financial Global Funding
5.65% due 6/10/2029(5)	266,000	272,994
Equitable America Global Funding
3.95% due 9/15/2027(5)	50,000	49,912
4.70% due 9/15/2032(5)	30,000	29,842
F&G Global Funding
4.65% due 9/8/2028(5)	35,000	35,124
5.875% due 6/10/2027(5)	37,000	37,953
Fortitude Global Funding
4.625% due 10/6/2028(5)	125,000	125,079
GA Global Funding Trust
5.20% due 12/9/2031(5)	230,000	234,006
Liberty Mutual Group, Inc.
4.569% due 2/1/2029(5)	109,000	109,706
NLG Global Funding
4.35% due 9/15/2030(5)	120,000	118,742
Pricoa Global Funding I
5.35% due 5/28/2035(5)	150,000	155,500
Protective Life Global Funding
5.432% due 1/14/2032(5)	185,000	192,500
RGA Global Funding
4.35% due 8/25/2028(5)	205,000	205,210
5.00% due 8/25/2032(5)	45,000	45,248
Sammons Financial Group Global Funding
4.95% due 6/12/2030(5)	260,000	263,788

		2,475,793

Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% due 3/1/2042	125,000	90,031
3.90% due 6/1/2052	347,000	235,020
5.375% due 5/1/2047	50,000	43,217
5.85% due 12/1/2035	20,000	20,191
6.484% due 10/23/2045	30,000	29,637

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Time Warner Cable LLC
5.875% due 11/15/2040	$26,000	$24,853

		442,949

Mining — 0.5%
Anglo American Capital PLC
2.625% due 9/10/2030(5)	331,000	303,792
4.50% due 3/15/2028(5)	200,000	201,122
Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	113,344
5.893% due 4/4/2054(5)	92,000	92,895
6.141% due 4/1/2055(5)	35,000	36,589
6.375% due 10/6/2030(5)	309,000	333,525

		1,081,267

Oil & Gas — 0.1%
Saudi Arabian Oil Co.
5.375% due 6/2/2035(5)	240,000	248,218

		248,218

Pipelines — 0.7%
Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(5)	75,000	76,157
5.681% due 1/15/2034(5)	40,000	41,208
Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	47,608
6.497% due 8/15/2043(5)	89,000	94,923
Energy Transfer LP
4.95% due 6/15/2028	12,000	12,207
6.20% due 4/1/2055	53,000	53,318
Enterprise Products Operating LLC
5.20% due 1/15/2036	125,000	127,049
Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	84,918
3.45% due 10/15/2027(5)	15,000	14,786
Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	209,710
6.103% due 8/23/2042(5)	205,000	215,590
ONEOK, Inc.
5.625% due 1/15/2028(5)	172,000	175,735
Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	198,489
5.70% due 9/30/2031(5)	130,000	135,146

		1,486,844

Real Estate Investment Trusts — 0.9%
American Tower Trust I
5.49% due 3/15/2028(5)	315,000	320,699
Crown Castle, Inc.
5.00% due 1/11/2028	173,000	175,431
Extra Space Storage LP
4.95% due 1/15/2033	35,000	35,206
5.40% due 6/15/2035	308,000	314,644
GLP Capital LP/GLP Financing II, Inc.
3.25% due 1/15/2032	275,000	247,410
5.75% due 6/1/2028	270,000	277,487
6.75% due 12/1/2033	150,000	162,534
Healthpeak OP LLC
4.75% due 1/15/2033	195,000	193,738
Kilroy Realty LP
5.875% due 10/15/2035	80,000	81,065

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Real Estate Investment Trusts — (continued)
Kite Realty Group LP
5.20% due 8/15/2032	$25,000	$25,476
WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,594
3.50% due 6/15/2029(5)	45,000	43,421

		1,896,705

Semiconductors — 0.3%
Foundry JV Holdco LLC
5.90% due 1/25/2033(5)	200,000	210,897
Intel Corp.
4.60% due 3/25/2040	345,000	313,576
5.60% due 2/21/2054	31,000	29,766

		554,239

Software — 0.1%
Constellation Software, Inc.
5.461% due 2/16/2034(5)	142,000	145,062
Synopsys, Inc.
5.00% due 4/1/2032	160,000	163,504

		308,566

Telecommunications — 0.1%
AT&T, Inc.
4.55% due 11/1/2032	160,000	159,290
5.55% due 11/1/2045	165,000	163,360

		322,650

Total Corporate Bonds & Notes (Cost $16,006,886)		16,344,204

Municipals — 0.5%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A
6.899% due 12/1/2040	46,927	52,431
Dallas Fort Worth International Airport
Series A
4.087% due 11/1/2051	100,000	83,213
Metropolitan Transportation Authority
Series C2
5.175% due 11/15/2049	10,000	9,228
Municipal Electric Authority of Georgia
Series A
6.637% due 4/1/2057	144,000	157,812
Regents of the University of California Medical Center Pooled Revenue
Series N
3.006% due 5/15/2050	125,000	82,696
State of Illinois
5.10% due 6/1/2033	414,461	421,624
Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	105,921	109,130
5.169% due 4/1/2041	35,000	35,654

Total Municipals (Cost $998,442)		951,788

Non-Agency Mortgage-Backed Securities — 0.8%
Fannie Mae REMIC
Series 2019-42, Class LA
3.00% due 8/25/2049	222,553	205,833

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)		Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Series 2020-27, Class HC
1.50% due 10/25/2049		$330,985	$263,754
Freddie Mac REMIC
Series 3967, Class ZP
4.00% due 9/15/2041		214,129	207,991
Series 5170, Class DP
2.00% due 7/25/2050		190,579	167,381
Ginnie Mae REMIC
Series 2021-215, Class KA
2.50% due 10/20/2049		239,385	214,622
PRET Trust
Series 2025-RPL2, Class A1
4.00% due 8/25/2064(2)(3)(5)		241,950	234,306
RFR Trust
Series 2025-SGRM, Class A
5.562% due 3/11/2041(2)(3)(5)		437,317	447,150

Total Non-Agency Mortgage-Backed Securities (Cost $1,768,019)			1,741,037

Foreign Government — 0.3%
Israel Government International Bonds
5.375% due 3/12/2029	USD	220,000	226,023
Mexico Government International Bonds
6.75% due 9/27/2034	USD	196,000	213,444
Saudi Government International Bonds
5.375% due 1/13/2031(5)	USD	270,000	283,545

Total Foreign Government (Cost $701,478)			723,012

U.S. Government Securities — 14.6%
U.S. Treasury Bonds
2.25% due 2/15/2052		$566,900	351,633
2.375% due 5/15/2051		358,700	230,773
2.50% due 2/15/2045		207,700	148,773
3.00% due 11/15/2044		70,500	55,158
3.25% due 5/15/2042		25,000	21,002
3.375% due 8/15/2042		29,600	25,220
3.625% due 2/15/2053		385,000	318,302
3.625% due 5/15/2053		232,300	191,865
3.875% due 2/15/2043		544,700	494,379
3.875% due 5/15/2043		536,200	485,701
4.00% due 11/15/2042		796,900	736,759
4.00% due 11/15/2052		389,300	344,515
4.125% due 8/15/2044		334,800	310,762
4.125% due 8/15/2053		268,100	242,327
4.25% due 2/15/2054		38,700	35,722
4.375% due 8/15/2043		478,600	461,886
4.50% due 2/15/2044		392,900	384,290
4.50% due 11/15/2054		211,400	203,547
4.625% due 5/15/2044		478,200	474,707
4.625% due 11/15/2044		382,000	378,449
4.625% due 5/15/2054		312,700	307,228
4.625% due 2/15/2055		223,100	219,300
4.75% due 11/15/2043		435,700	440,329
4.75% due 2/15/2045		372,800	375,130
4.75% due 11/15/2053		377,800	378,449
4.75% due 5/15/2055		718,100	720,344
4.75% due 8/15/2055		49,200	49,369
4.875% due 8/15/2045		121,400	124,113
5.00% due 5/15/2045		453,300	470,724
U.S. Treasury Notes
2.75% due 4/30/2027		373,200	368,054
3.375% due 9/15/2028		497,000	493,622
3.50% due 9/30/2029		479,300	475,911
3.625% due 8/31/2027		974,600	974,562

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

U.S. Government Securities — (continued)
3.625% due 8/31/2029	$524,600	$523,330
3.625% due 8/31/2030	1,063,700	1,058,215
3.75% due 4/30/2027	698,800	699,783
3.75% due 6/30/2027	226,000	226,406
3.75% due 8/15/2027	282,900	283,486
3.75% due 12/31/2028	799,400	801,929
3.75% due 8/31/2031	29,400	29,267
3.875% due 3/31/2027	110,400	110,728
3.875% due 5/31/2027	179,300	179,923
3.875% due 7/31/2027	615,500	618,025
3.875% due 10/15/2027	141,500	142,196
3.875% due 12/31/2027	219,600	220,810
3.875% due 12/31/2029	147,100	148,042
3.875% due 4/30/2030	489,200	492,296
3.875% due 6/30/2030	498,600	501,658
3.875% due 7/31/2030	351,300	353,413
3.875% due 8/31/2032	267,100	266,307
4.00% due 1/15/2027	197,000	197,739
4.00% due 12/15/2027	491,300	495,330
4.00% due 7/31/2029	310,500	313,932
4.00% due 10/31/2029	441,900	446,871
4.00% due 2/28/2030	306,500	310,056
4.00% due 3/31/2030	407,700	412,366
4.00% due 5/31/2030	1,043,600	1,055,830
4.00% due 7/31/2032	228,200	229,270
4.125% due 1/31/2027	401,600	403,765
4.125% due 2/28/2027	993,300	999,237
4.125% due 9/30/2027	373,400	377,003
4.125% due 3/31/2029	324,900	329,850
4.125% due 10/31/2029	24,400	24,788
4.125% due 11/30/2029	429,200	436,107
4.125% due 10/31/2031	41,800	42,411
4.125% due 3/31/2032	191,100	193,638
4.125% due 5/31/2032	87,300	88,405
4.25% due 1/15/2028	279,800	283,614
4.25% due 2/28/2029	546,400	556,794
4.25% due 6/30/2029	464,000	473,226
4.25% due 1/31/2030	13,600	13,888
4.25% due 11/15/2034	44,800	45,306
4.25% due 5/15/2035	822,500	830,082
4.25% due 8/15/2035	659,800	665,161
4.375% due 12/15/2026	250,000	251,953
4.375% due 7/15/2027	280,500	284,017
4.375% due 12/31/2029	340,200	348,997
4.50% due 5/31/2029	468,600	481,743
4.50% due 12/31/2031	235,300	243,462
4.625% due 11/15/2026	668,000	674,497
4.625% due 4/30/2029	554,400	572,093
4.625% due 4/30/2031	62,600	65,163
4.625% due 2/15/2035	579,700	602,435

Total U.S. Government Securities (Cost $30,905,761)		30,697,748

	Shares	Value
Exchange-Traded Funds — 1.3%
SPDR S&P 500 ETF Trust	4,049	2,697,363

Total Exchange-Traded Funds (Cost $2,648,824)		2,697,363

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

U.S. Treasury Bills — 1.2%
U.S. Treasury Bills
4.075% due 11/12/2025(6)	$2,500,000	$2,488,330

Total U.S. Treasury Bills (Cost $2,488,350)		2,488,330

Repurchase Agreements — 0.7%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,461,927, due 10/1/2025(7)	1,461,875	1,461,875

Total Repurchase Agreements (Cost $1,461,875)		1,461,875

Total Investments Before TBA Sale Commitments — 102.0% (Cost $187,927,705)		213,790,397

TBA Sale Commitments
Agency Mortgage-Backed Securities — (2.0)%
Government National Mortgage Association
3.00% due 10/20/2055(4)	(128,000)	(114,250)
4.00% due 10/20/2055(4)	(403,000)	(378,860)
Uniform Mortgage-Backed Security
4.50% due 10/1/2039(4)	(359,000)	(358,526)
6.00% due 10/1/2054(4)	(534,000)	(545,528)
2.00% due 10/1/2055(4)	(878,000)	(707,461)
3.50% due 10/1/2055(4)	(486,000)	(443,971)
4.00% due 10/1/2055(4)	(213,000)	(200,723)
4.00% due 11/1/2055(4)	(105,000)	(98,932)
4.50% due 10/1/2055(4)	(331,000)	(321,023)
4.50% due 11/1/2055(4)	(165,000)	(159,968)
5.00% due 10/1/2055(4)	(341,000)	(338,155)
5.00% due 11/1/2055(4)	(623,000)	(617,462)

Total TBA Sale Commitments (Proceeds $4,296,003)		(4,284,859)

Assets in excess of other liabilities — 0.0%		14,533

Total Net Assets — 100.0%		$209,520,071

(1)	Non–income–producing security.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	TBA - To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $10,468,988, representing 5.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$1,321,300	$1,491,287

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN BALANCED ALLOCATION VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$133,099,751	$—	$—	$133,099,751
Agency Mortgage-Backed Securities	—	21,126,389	—	21,126,389
Asset-Backed Securities	—	2,458,900	—	2,458,900
Corporate Bonds & Notes	—	16,344,204	—	16,344,204
Municipals	—	951,788	—	951,788
Non-Agency Mortgage-Backed Securities	—	1,741,037	—	1,741,037
Foreign Government	—	723,012	—	723,012
U.S. Government Securities	—	30,697,748	—	30,697,748
Exchange-Traded Funds	2,697,363	—	—	2,697,363
U.S. Treasury Bills	—	2,488,330	—	2,488,330
Repurchase Agreements	—	1,461,875	—	1,461,875

Total	$135,797,114	$77,993,283	$—	$213,790,397

Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(4,284,859)	$—	$(4,284,859)

Total	$—	$(4,284,859)	$—	$(4,284,859)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 16.9%
Federal Home Loan Mortgage Corp.
2.00% due 11/1/2035	$3,453,255	$3,192,931
2.00% due 1/1/2052	501,737	410,903
2.00% due 2/1/2052	1,322,570	1,083,119
2.00% due 3/1/2052	906,143	737,432
2.50% due 2/1/2050	354,653	302,811
4.00% due 10/1/2037	306,574	301,592
4.00% due 6/1/2052	1,573,370	1,487,022
4.50% due 9/1/2052	408,021	397,502
5.00% due 11/1/2053	475,288	478,684
5.00% due 4/1/2054	56,215	56,313
5.50% due 9/1/2053	3,510,468	3,569,994
6.00% due 10/1/2053	3,222,686	3,300,418
6.00% due 8/1/2055	796,667	827,938
Federal National Mortgage Association
2.50% due 2/1/2037	1,228,114	1,157,985
2.50% due 12/1/2049	787,427	668,840
2.50% due 5/1/2051	1,317,255	1,132,954
2.50% due 4/1/2052	1,535,914	1,310,564
3.00% due 6/1/2051	244,663	219,305
3.00% due 3/1/2052	120,180	107,324
3.00% due 4/1/2052	102,901	91,709
3.50% due 10/1/2052	2,880,707	2,636,288
4.50% due 9/1/2052	1,081,923	1,054,400
5.00% due 12/1/2039	1,363,215	1,377,426
5.00% due 2/1/2053	262,268	261,339
5.00% due 3/1/2054	52,261	52,386
5.50% due 1/1/2054	952,909	963,179
6.00% due 9/1/2053	232,978	238,830
6.00% due 5/1/2055	192,979	200,078
6.00% due 7/1/2055	296,932	304,281
6.00% due 8/1/2055	347,387	360,165
6.50% due 8/1/2055	641,271	675,533
Government National Mortgage Association
2.00% due 10/20/2050	4,610,856	3,813,455
2.50% due 4/20/2050	1,672,363	1,443,098
2.50% due 12/20/2051	247,881	213,505
2.50% due 6/20/2052	147,150	126,868
3.00% due 5/20/2052	1,750,398	1,563,204
3.50% due 7/20/2052	531,486	485,456
3.50% due 8/20/2052	339,268	310,526
3.50% due 10/20/2052	95,096	86,998
3.50% due 10/20/2055(1)	450,000	410,227
4.00% due 10/20/2055(1)	400,000	376,040
4.50% due 10/20/2055(1)	1,000,000	969,602
5.00% due 10/20/2054(1)	650,000	646,502
5.00% due 11/20/2054(1)	850,000	844,364
5.50% due 2/20/2055	821,488	828,107
5.50% due 3/20/2055	569,964	574,645
5.50% due 6/20/2055	348,176	351,036
6.00% due 10/20/2054(1)	975,000	991,588
6.00% due 11/20/2054(1)	425,000	432,198
6.00% due 5/20/2055	1,268,996	1,291,887
Uniform Mortgage-Backed Security
2.00% due 10/1/2055(1)	4,275,000	3,444,643
2.00% due 11/1/2055(1)	4,925,000	3,969,351
2.50% due 10/1/2055(1)	2,600,000	2,190,083
3.00% due 10/1/2055(1)	2,600,000	2,283,323
5.00% due 10/1/2055(1)	475,000	471,037
5.50% due 10/1/2054(1)	100,000	100,824
6.50% due 10/1/2054(1)	375,000	387,519

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — (continued)
6.50% due 11/1/2054(1)	$325,000	$336,065

Total Agency Mortgage-Backed Securities (Cost $57,135,140)		57,901,396

Asset-Backed Securities — 9.3%
AASET LLC
Series 2022-1A, Class A
6.00% due 5/16/2047(2)	1,142,519	1,164,155
Allegro CLO XIII Ltd.
Series 2021-1A, Class A1R
5.658% (3 mo. USD Term SOFR + 1.34%) due 7/20/2038(2)(3)	250,000	250,328
ALTDE Trust
Series 2025-1A, Class A
5.90% due 8/15/2050(2)	721,473	738,378
Ares LIV CLO Ltd.
Series 2019-54A, Class AR2
5.622% (3 mo. USD Term SOFR + 1.31%) due 7/15/2038(2)(3)	250,000	250,600
Ares LVIII CLO Ltd.
Series 2020-58A, Class A1R2
5.558% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	263,000	263,473
Ares LXXVI CLO Ltd.
Series 2025-76A, Class A1
5.726% (3 mo. USD Term SOFR + 1.40%) due 5/27/2038(2)(3)	563,000	563,422
Ares XXXIV CLO Ltd.
Series 2015-2A, Class A1R4
5.527% (3 mo. USD Term SOFR + 1.29%) due 7/17/2038(2)(3)	343,000	344,276
Bain Capital Credit CLO Ltd.
Series 2023-2A, Class A1R
5.554% (3 mo. USD Term SOFR + 1.32%) due 7/18/2038(2)(3)	261,000	262,177
BCRED BSL Static CLO Ltd.
Series 2025-1A, Class AR
5.541% (3 mo. USD Term SOFR + 1.25%) due 7/24/2035(2)(3)	250,000	249,942
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A
5.246% (3 mo. USD Term SOFR + 1.27%) due 10/20/2038(2)(3)	250,000	250,674
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class ARR
5.519% (3 mo. USD Term SOFR + 1.20%) due 1/25/2038(2)(3)	100,000	100,123
CIFC Funding Ltd.
Series 2019-5A, Class A1R2
5.359% (3 mo. USD Term SOFR + 1.27%) due 10/15/2038(2)(3)	2,250,000	2,255,465

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Series 2025-6A, Class A1
5.226% (3 mo. USD Term SOFR + 1.25%) due 10/23/2038(2)(3)	$152,000	$152,000
DB Master Finance LLC
Series 2021-1A, Class A2I
2.045% due 11/20/2051(2)	105,875	103,054
Series 2021-1A, Class A2II
2.493% due 11/20/2051(2)	933,625	879,904
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118% due 7/25/2047(2)	1,085,700	1,078,483
Series 2018-1A, Class A2II
4.328% due 7/25/2048(2)	506,913	505,581
Flatiron CLO 28 Ltd.
Series 2024-1A, Class A1R
5.333% (3 mo. USD Term SOFR + 1.08%) due 7/15/2036(2)(3)	1,000,000	1,001,204
Flatiron CLO 32 Ltd.
Series 2025-32A, Class A1
5.606% (3 mo. USD Term SOFR + 1.29%) due 10/22/2038(2)(3)	250,000	250,993
Flatiron RR CLO 30 Ltd.
Series 2025-30A, Class A1
5.443% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	262,199
Green Lakes Park CLO LLC
Series 2025-1A, Class ARR
5.499% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	1,999,500
Horizon Aircraft Finance II Ltd.
Series 2019-1, Class A
3.721% due 7/15/2039(2)	988,466	968,687
Jersey Mike’s Funding LLC
Series 2019-1A, Class A2
4.433% due 2/15/2050(2)	394,000	393,470
Series 2024-1A, Class A2
5.636% due 2/15/2055(2)	348,250	354,895
Series 2025-1A, Class A2
5.61% due 8/16/2055(2)	145,000	148,058
Lakeside Park CLO Ltd.
Series 2025-1A, Class A
5.437% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	249,801
Madison Park Funding XLVIII Ltd.
Series 2021-48A, Class A
5.737% (3 mo. USD Term SOFR + 1.41%) due 4/19/2033(2)(3)	1,800,281	1,802,571
Magnetite XLV Ltd.
Series 2025-45A, Class A1
5.435% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	184,000	184,137
Magnetite XXVI Ltd.
Series 2020-26A, Class AR2
5.469% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,495,029

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Magnetite XXXVI Ltd.
Series 2023-36A, Class AR
5.639% (3 mo. USD Term SOFR + 1.32%) due 7/25/2038(2)(3)	$250,000	$249,927
Morgan Stanley Eaton Vance CLO Ltd.
Series 2025-21A, Class A1
5.285% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	316,231
Navigator Aviation Ltd.
Series 2025-1, Class A
5.107% due 10/15/2050(2)	349,000	350,114
OCP CLO Ltd.
Series 2018-15A, Class AR
5.576% (3 mo. USD Term SOFR + 1.25)% due 1/20/2038(2)(3)	250,000	250,183
Series 2020-8RA, Class AR2
5.196% (3 mo. USD Term SOFR + 1.22%) due 10/17/2038(2)(3)	250,000	250,000
Series 2025-44A, Class A
5.562% (3 mo. USD Term SOFR + 1.30%) due 10/24/2038(2)(3)	250,000	250,780
OHA Credit Funding Ltd.
Series 2023-14RA, Class A
5.556% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	250,000	250,315
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR4
5.344% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	2,000,000	2,000,418
Palmer Square Loan Funding Ltd.
Series 2025-2A, Class A1
5.228% (3 mo. USD Term SOFR + 0.94%) due 7/15/2033(2)(3)	250,000	250,674
Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2
3.858% due 12/5/2049(2)	1,729,488	1,658,323
Series 2022-1A, Class A2II
4.008% due 12/5/2051(2)	965,000	899,473
RR 36 Ltd.
Series 2024-36RA, Class A1R
5.608% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,900,426
Sixth Street CLO XIX Ltd.
Series 2021-19A, Class A1R
5.564% (3 mo. USD Term SOFR + 1.28%) due 7/17/2038(2)(3)	250,000	250,595
Sixth Street CLO XVIII Ltd.
Series 2021-18A, Class A1R
5.46% (3 mo. USD Term SOFR + 1.25)% due 10/17/2038(2)(3)	250,000	250,405

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1R
5.583% (3 mo. USD Term SOFR + 1.32%) due 7/17/2038(2)(3)	$250,000	$250,193
Slam Ltd.
Series 2025-1A, Class A
5.807% due 5/15/2050(2)	244,982	251,252
Subway Funding LLC
Series 2024-1A, Class A2I
6.028% due 7/30/2054(2)	49,625	50,310
Series 2024-3A, Class A2I
5.246% due 7/30/2054(2)	138,950	138,945
Taco Bell Funding LLC
Series 2025-1A, Class A2I
4.821% due 8/25/2055(2)	330,000	330,689
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(2)	2,175,000	2,147,609
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(2)	676,909	683,579
Willis Engine Structured Trust VIII
Series 2025-A, Class A
5.582% due 6/15/2050(2)	247,849	250,991

Total Asset-Backed Securities (Cost $31,607,804)		31,754,011

Corporate Bonds & Notes — 24.5%
Aerospace & Defense — 0.3%
Boeing Co.
5.15% due 5/1/2030	1,000,000	1,026,156

		1,026,156

Agriculture — 0.3%
BAT Capital Corp.
6.421% due 8/2/2033	1,000,000	1,097,830

		1,097,830

Apparel — 0.0%
Gildan Activewear, Inc.
4.70% due 10/7/2030(2)	28,000	27,958

		27,958

Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
5.55% due 7/15/2029	1,200,000	1,239,137

		1,239,137

Commercial Banks — 9.2%
Bank of America Corp.
1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	2,300,000	2,054,385
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,505,191
4.623% (4.623% fixed rate until 5/9/2028; 1 day USD SOFR + 1.11% thereafter) due 5/9/2029(3)	693,000	701,586

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Barclays PLC
5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	$1,500,000	$1,546,729
BNP Paribas SA
5.786% (6.183% fixed rate until 1/30/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,049,524
Citigroup, Inc.
4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	1,000,000	998,315
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	3,000,000	3,036,253
Citizens Financial Group, Inc.
5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,044,138
Deutsche Bank AG
2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	782,498
Goldman Sachs Group, Inc.
3.80% due 3/15/2030	2,000,000	1,968,369
4.017% (4.017% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter) due 10/31/2038(3)	1,000,000	896,339
JPMorgan Chase & Co.
4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,624,408
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	1,700,000	1,743,764
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	270,000	278,942
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	1,000,000	1,046,209
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	320,000	337,288
Morgan Stanley
4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	707,651

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	$2,100,000	$2,145,251
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(3)	244,000	251,953
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	732,905
5.664% (5.664% fixed rate until 4/17/2035; 1 day USD SOFR + 1.76% thereafter) due 4/17/2036(3)	194,000	204,682
Morgan Stanley Private Bank NA
4.734% (4.734% fixed rate until 7/18/2030; 1 day USD SOFR + 1.08% thereafter) due 7/18/2031(3)	650,000	659,707
PNC Financial Services Group, Inc.
4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	1,013,756
UBS Group AG
5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT rate + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,549,783
Wells Fargo & Co.
2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	2,200,000	2,082,963
5.15% (5.15% fixed rate until 4/23/2030; 1 day USD SOFR + 1.50% thereafter) due 4/23/2031(3)	365,000	376,425
5.605% (5.605% fixed rate until 4/23/2035; 1 day USD SOFR + 1.74% thereafter) due 4/23/2036(3)	322,000	337,923

		31,676,937

Commercial Services — 0.1%
Verisk Analytics, Inc.
4.50% due 8/15/2030	83,000	83,249
5.125% due 2/15/2036	187,000	188,729

		271,978

Computers — 0.6%
Dell International LLC/EMC Corp.
4.15% due 2/15/2029	162,000	161,612
4.50% due 2/15/2031	300,000	299,306
4.75% due 10/6/2032	216,000	215,034
5.10% due 2/15/2036	340,000	338,104
5.30% due 10/1/2029	1,000,000	1,032,605

		2,046,661

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.375% due 12/15/2031	$1,800,000	$1,861,628
American Express Co.
5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,030,986
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	300,000	309,412
Avolon Holdings Funding Ltd.
5.15% due 1/15/2030(2)	27,000	27,387
5.375% due 5/30/2030(2)	146,000	149,765
5.75% due 3/1/2029(2)	1,000,000	1,035,310
6.375% due 5/4/2028(2)	40,000	41,725
Capital One Financial Corp.
5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,557,322
Stellantis Financial Services U.S. Corp.
4.95% due 9/15/2028(2)	482,000	481,873

		6,495,408

Electric — 0.6%
Duke Energy Corp.
5.45% due 6/15/2034	1,000,000	1,040,148
Southern Co.
5.70% due 3/15/2034	1,000,000	1,056,154

		2,096,302

Food — 0.3%
Mars, Inc.
4.80% due 3/1/2030(2)	262,000	266,920
5.00% due 3/1/2032(2)	197,000	201,544
5.20% due 3/1/2035(2)	164,000	167,630
5.65% due 5/1/2045(2)	159,000	161,294
5.70% due 5/1/2055(2)	300,000	303,884

		1,101,272

Gas — 0.3%
NiSource, Inc.
3.60% due 5/1/2030	1,000,000	968,356

		968,356

Healthcare-Services — 0.4%
Centene Corp.
4.625% due 12/15/2029	1,000,000	969,376
Cigna Group
5.40% due 3/15/2033	400,000	417,309

		1,386,685

Insurance — 1.6%
Aon North America, Inc.
5.45% due 3/1/2034	800,000	833,363
Athene Global Funding
4.721% due 10/8/2029(2)	1,000,000	1,008,046
Corebridge Financial, Inc.
3.90% due 4/5/2032	1,000,000	954,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — (continued)
MetLife, Inc.
5.375% due 7/15/2033	$600,000	$632,021
Reinsurance Group of America, Inc.
5.75% due 9/15/2034	1,000,000	1,045,477
Unum Group
5.75% due 8/15/2042	1,000,000	999,333
Western-Southern Global Funding
4.90% due 5/1/2030(2)	106,000	108,301

		5,581,341

Internet — 0.2%
Uber Technologies, Inc.
4.15% due 1/15/2031	163,000	161,511
4.80% due 9/15/2035	129,000	127,830
VeriSign, Inc.
5.25% due 6/1/2032	314,000	322,549

		611,890

Investment Companies — 0.2%
Ares Capital Corp.
7.00% due 1/15/2027	500,000	514,668
Ares Strategic Income Fund
5.45% due 9/9/2028(2)	206,000	207,607
5.80% due 9/9/2030(2)	167,000	169,708

		891,983

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.25% due 4/1/2053	200,000	167,120
6.10% due 6/1/2029	1,000,000	1,049,393
6.484% due 10/23/2045	1,000,000	987,908
6.70% due 12/1/2055	500,000	505,975

		2,710,396

Oil & Gas — 1.3%
Cenovus Energy, Inc.
2.65% due 1/15/2032	800,000	707,245
Occidental Petroleum Corp.
7.50% due 5/1/2031	1,000,000	1,123,195
Petroleos Mexicanos
5.95% due 1/28/2031	1,500,000	1,452,915
7.69% due 1/23/2050	1,500,000	1,363,824

		4,647,179

Pharmaceuticals — 0.6%
Bayer U.S. Finance LLC
6.375% due 11/21/2030(2)	1,000,000	1,068,775
CVS Health Corp.
3.75% due 4/1/2030	1,000,000	968,709

		2,037,484

Pipelines — 1.7%
Columbia Pipelines Operating Co. LLC
5.439% due 2/15/2035(2)	1,000,000	1,019,607
Energy Transfer LP
5.70% due 4/1/2035	800,000	826,063
6.20% due 4/1/2055	400,000	402,403
MPLX LP
4.95% due 9/1/2032	1,000,000	1,003,168
5.50% due 6/1/2034	100,000	101,909
ONEOK, Inc.
5.05% due 11/1/2034	600,000	591,708

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Pipelines — (continued)
Targa Resources Corp.
4.90% due 9/15/2030	$126,000	$127,982
5.65% due 2/15/2036	303,000	310,246
Western Midstream Operating LP
5.45% due 11/15/2034	300,000	300,401
Williams Cos., Inc.
4.65% due 8/15/2032	1,000,000	998,613

		5,682,100

Real Estate Investment Trusts — 1.7%
American Homes 4 Rent LP
4.95% due 6/15/2030	293,000	298,339
5.50% due 7/15/2034	200,000	206,093
Brixmor Operating Partnership LP
4.125% due 5/15/2029	900,000	892,220
COPT Defense Properties LP
4.50% due 10/15/2030	33,000	32,782
Extra Space Storage LP
4.95% due 1/15/2033	472,000	474,784
Healthpeak OP LLC
5.375% due 2/15/2035	1,000,000	1,021,715
Kite Realty Group Trust
4.75% due 9/15/2030	1,000,000	1,002,837
Omega Healthcare Investors, Inc.
3.25% due 4/15/2033	937,000	826,721
VICI Properties LP
4.75% due 4/1/2028	61,000	61,636
5.125% due 5/15/2032	1,000,000	1,009,842

		5,826,969

Retail — 0.2%
O’Reilly Automotive, Inc.
5.00% due 8/19/2034	700,000	706,336

		706,336

Semiconductors — 0.4%
Broadcom, Inc.
3.419% due 4/15/2033(2)	112,000	103,653
3.50% due 2/15/2041(2)	888,000	730,759
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% due 8/19/2032	103,000	103,124
5.25% due 8/19/2035	297,000	300,032

		1,237,568

Software — 0.4%
MSCI, Inc.
5.25% due 9/1/2035	207,000	208,714
Oracle Corp.
4.45% due 9/26/2030	123,000	122,940
4.80% due 9/26/2032	205,000	205,246
5.20% due 9/26/2035	187,000	188,030
5.875% due 9/26/2045	115,000	115,312
5.95% due 9/26/2055	144,000	143,557
6.10% due 9/26/2065	149,000	148,726
Paychex, Inc.
5.10% due 4/15/2030	32,000	32,929
5.35% due 4/15/2032	46,000	47,731
5.60% due 4/15/2035	36,000	37,688

		1,250,873

Telecommunications — 1.0%
AT&T, Inc.
2.55% due 12/1/2033	1,000,000	851,509
5.40% due 2/15/2034	700,000	727,542

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Telecommunications — (continued)
NTT Finance Corp.
4.567% due 7/16/2027(2)	$200,000	$201,442
4.62% due 7/16/2028(2)	200,000	201,978
4.876% due 7/16/2030(2)	200,000	203,214
T-Mobile USA, Inc.
2.70% due 3/15/2032	300,000	268,924
Verizon Communications, Inc.
2.55% due 3/21/2031	1,000,000	909,210

		3,363,819

Total Corporate Bonds & Notes (Cost $81,654,043)		83,982,618

Non-Agency Mortgage-Backed Securities — 4.1%
BMP Trust
Series 2024-MF23, Class B
5.792% due 6/15/2041(2)(3)(4)	213,000	213,466
BPR Commercial Mortgage Trust
Series 2024-PARK, Class A
5.392% due 11/5/2039(2)(3)(4)	774,000	788,766
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C
3.661% due 3/9/2044(2)(3)(4)	696,000	646,008
Series 2020-VIV3, Class B
3.662% due 3/9/2044(2)(3)(4)	1,000,000	939,424
Series 2021-ACNT, Class B
5.515% due 11/15/2038(2)(3)(4)	78,016	77,981
Series 2022-LP2, Class C
5.712% due 2/15/2039(2)(3)(4)	700,000	699,125
Series 2024-GPA3, Class A
5.443% due 12/15/2039(2)(3)(4)	350,754	351,631
Series 2024-XL4, Class A
5.592% due 2/15/2039(2)(3)(4)	672,826	673,456
Series 2024-XL5, Class A
5.542% due 3/15/2041(2)(3)(4)	1,179,350	1,180,087
Series 2025-SPOT, Class A
5.594% due 4/15/2040(2)(3)(4)	574,041	575,116
BX Trust
Series 2019-OC11, Class A
3.202% due 12/9/2041(2)	2,000,000	1,889,976
Series 2021-LBA, Class AJV
5.066% due 2/15/2036(2)(3)(4)	275,000	274,914
Series 2024-CNYN, Class A
5.592% due 4/15/2041(2)(3)(4)	220,681	221,239
Series 2025-DIME, Class A
5.30% due 2/15/2035(2)(3)(4)	100,000	99,781
Series 2025-ROIC, Class B
5.544% due 3/15/2030(2)(3)(4)	1,494,173	1,490,437
Series 2025-TAIL, Class A
5.55% due 6/15/2035(2)(3)(4)	100,000	99,844
CENT Trust
Series 2025-CITY, Class A
5.091% due 7/10/2040(2)(3)(4)	198,000	200,239
Extended Stay America Trust
Series 2025-ESH, Class A
5.45% due 10/15/2042(2)(3)(4)	460,000	460,000
Series 2025-ESH, Class B
5.75% due 10/15/2042(2)(3)(4)	80,000	79,933
Series 2025-ESH, Class C
6.00% due 10/15/2042(2)(3)(4)	40,000	39,967
HAVN Trust
Series 2025-MOB, Class A
6.00% due 10/15/2027(2)(3)(4)	50,000	50,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Non-Agency Mortgage-Backed Securities — (continued)
Hilton USA Trust
Series 2016-HHV, Class A
3.719% due 11/5/2038(2)	$1,875,000	$1,855,952
Series 2016-HHV, Class B
4.333% due 11/5/2038(2)(3)(4)	250,000	248,439
MHP Commercial Mortgage Trust
Series 2025-MHIL2, Class A
5.65% due 9/15/2040(2)(3)(4)	212,000	211,952
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A
5.393% due 12/15/2039(2)(3)(4)	600,000	600,750

Total Non-Agency Mortgage-Backed Securities (Cost $13,874,364)		13,968,483

U.S. Government Securities — 46.6%
U.S. Treasury Bonds
4.50% due 11/15/2054	3,825,000	3,682,907
4.625% due 11/15/2044	30,000,000	29,721,094
4.625% due 2/15/2055	5,800,000	5,701,219
4.75% due 2/15/2045	7,500,000	7,546,875
4.75% due 8/15/2055	2,400,000	2,408,250
U.S. Treasury Notes
3.875% due 7/31/2030	3,450,000	3,470,754
4.00% due 2/28/2030	28,800,000	29,134,125
4.00% due 6/30/2032	5,200,000	5,226,812
4.00% due 7/31/2032	2,574,000	2,586,066
4.125% due 2/29/2032	47,400,000	48,038,789
4.125% due 5/31/2032	150,000	151,898
4.25% due 8/15/2035	4,500,000	4,536,563
4.625% due 2/15/2035	16,500,000	17,147,109

Total U.S. Government Securities (Cost $158,277,750)		159,352,461

Repurchase Agreements — 3.8%
Fixed Income Clearing Corp.,
1.26%, dated 9/30/2025, proceeds at maturity value of $12,962,665, due 10/1/2025(5)	12,962,212	12,962,212

Total Repurchase Agreements (Cost $12,962,212)		12,962,212

Total Investments Before TBA Sale Commitments — 105.2% (Cost $355,511,313)		359,921,181

TBA Sale Commitments
Agency Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association
2.00% due 10/20/2055(1)	(600,000)	(495,834)
5.00% due 10/20/2054(1)	(650,000)	(646,502)
Uniform Mortgage-Backed Security
5.50% due 10/1/2054(1)	(1,100,000)	(1,109,062)

Total TBA Sale Commitments (Proceeds $2,259,596)		(2,251,398)

Liabilities in excess of other assets — (4.5)%		(15,538,631)

Total Net Assets — 100.0%		$342,131,152

(1)	TBA - To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $56,210,181, representing 16.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$11,715,100	$13,221,526

Legend:

CLO – Collateralized Loan Obligation

CMT – Constant Maturity Treasury

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$57,901,396	$—	$57,901,396
Asset-Backed Securities	—	31,754,011	—	31,754,011
Corporate Bonds & Notes	—	83,982,618	—	83,982,618
Non-Agency Mortgage-Backed Securities	—	13,968,483	—	13,968,483
U.S. Government Securities	—	159,352,461	—	159,352,461
Repurchase Agreements	—	12,962,212	—	12,962,212

Total	$—	$359,921,181	$—	$359,921,181

Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(2,251,398)	$—	$(2,251,398)

Total	$—	$(2,251,398)	$—	$(2,251,398)

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 97.9%
Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	51,532	$15,738,388
Northrop Grumman Corp.	15,312	9,329,908

		25,068,296

Banks — 8.2%
Bank of America Corp.	601,484	31,030,560
JPMorgan Chase & Co.	58,107	18,328,691
M&T Bank Corp.	69,113	13,658,111
Regions Financial Corp.	436,554	11,511,929

		74,529,291

Beverages — 3.0%
Constellation Brands, Inc., Class A	59,560	8,020,945
Keurig Dr Pepper, Inc.	377,316	9,625,331
Pernod Ricard SA (France)	100,745	9,905,782

		27,552,058

Biotechnology — 1.6%
Gilead Sciences, Inc.	130,356	14,469,516

		14,469,516

Building Products — 1.0%
Johnson Controls International PLC	85,660	9,418,317

		9,418,317

Capital Markets — 6.0%
Ares Management Corp., Class A	37,481	5,992,837
Intercontinental Exchange, Inc.	58,947	9,931,391
Morgan Stanley	108,125	17,187,550
Nasdaq, Inc.	112,914	9,987,243
Raymond James Financial, Inc.	68,390	11,804,114

		54,903,135

Chemicals — 1.4%
PPG Industries, Inc.	119,859	12,598,379

		12,598,379

Communications Equipment — 1.7%
Cisco Systems, Inc.	220,845	15,110,215

		15,110,215

Containers & Packaging — 1.3%
Avery Dennison Corp.	70,895	11,497,042

		11,497,042

Electric Utilities — 3.2%
American Electric Power Co., Inc.	134,023	15,077,588
PPL Corp.	386,671	14,368,694

		29,446,282

Electrical Equipment — 1.5%
Emerson Electric Co.	102,525	13,449,230

		13,449,230

Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity PLC	56,998	12,512,771

		12,512,771

Food Products — 1.7%
Archer-Daniels-Midland Co.	256,330	15,313,154

		15,313,154

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Gas Utilities — 1.2%
Atmos Energy Corp.	65,770	$11,230,228

		11,230,228

Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	49,733	9,308,526

		9,308,526

Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	16,300	2,558,448
CVS Health Corp.	62,767	4,732,004
Elevance Health, Inc.	39,377	12,723,497
UnitedHealth Group, Inc.	64,574	22,297,402

		42,311,351

Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.	52,802	10,051,389

		10,051,389

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	67,437	14,195,488

		14,195,488

Insurance — 4.6%
American International Group, Inc.	221,990	17,435,095
Marsh & McLennan Cos., Inc.	59,030	11,896,316
MetLife, Inc.	115,242	9,492,483
Progressive Corp.	11,500	2,839,925

		41,663,819

IT Services — 2.3%
Accenture PLC, Class A	37,901	9,346,387
Amdocs Ltd.	143,860	11,803,713

		21,150,100

Machinery — 2.6%
IDEX Corp.	57,535	9,364,397
PACCAR, Inc.	150,716	14,818,397

		24,182,794

Metals & Mining — 1.5%
Anglo American PLC (United Kingdom)	362,109	13,633,374
Barrick Mining Corp.	5,353	175,418

		13,808,792

Multi-Utilities — 4.5%
Dominion Energy, Inc.	262,433	16,053,027
Sempra	175,873	15,825,053
WEC Energy Group, Inc.	83,050	9,516,699

		41,394,779

Oil, Gas & Consumable Fuels — 7.7%
ConocoPhillips	178,294	16,864,830
Coterra Energy, Inc.	590,319	13,961,044
EQT Corp.	335,347	18,252,937
Marathon Petroleum Corp.	50,566	9,746,091
Targa Resources Corp.	70,506	11,812,575

		70,637,477

Personal Care Products — 2.5%
Kenvue, Inc.	416,111	6,753,481
Unilever PLC, ADR	277,596	16,455,891

		23,209,372

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Pharmaceuticals — 9.8%
AstraZeneca PLC, ADR	135,251	$10,376,457
Eli Lilly & Co.	13,311	10,156,293
Johnson & Johnson	129,909	24,087,727
Merck & Co., Inc.	271,726	22,805,963
Pfizer, Inc.	514,978	13,121,639
Roche Holding AG (Switzerland)	27,857	9,168,609

		89,716,688

Professional Services — 0.8%
Automatic Data Processing, Inc.	25,324	7,432,594

		7,432,594

Residential REITs — 1.0%
Sun Communities, Inc.	72,852	9,397,908

		9,397,908

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc.	25,343	8,360,909
NXP Semiconductors NV	59,318	13,508,488

		21,869,397

Specialized REITs — 5.6%
Crown Castle, Inc.	149,457	14,421,106
Gaming & Leisure Properties, Inc.	328,077	15,291,669
Lamar Advertising Co., Class A	91,201	11,164,826
Weyerhaeuser Co.	420,709	10,429,376

		51,306,977

Specialty Retail — 3.6%
Dick’s Sporting Goods, Inc.	41,647	9,254,796
Industria de Diseno Textil SA (Spain)	172,205	9,513,670
Industria de Diseno Textil SA, ADR	264,478	3,652,441
Tractor Supply Co.	178,913	10,174,782

		32,595,689

Technology Hardware, Storage & Peripherals — 1.0%
NetApp, Inc.	79,657	9,436,168

		9,436,168

Tobacco — 1.4%
Philip Morris International, Inc.	76,981	12,486,318

		12,486,318

Trading Companies & Distributors — 1.0%
Ferguson Enterprises, Inc.	42,559	9,557,900

		9,557,900

Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.	53,930	12,909,763

		12,909,763

Total Common Stocks (Cost $837,721,829)		895,721,203

	Principal Amount	Value

Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $22,524,147, due 10/1/2025(1)	$22,523,359	22,523,359

Total Repurchase Agreements (Cost $22,523,359)		22,523,359

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

September 30, 2025 (unaudited)	Value

Total Investments — 100.4% (Cost $860,245,188)	$918,244,562

Liabilities in excess of other assets — (0.4)%	(3,724,790)

Total Net Assets — 100.0%	$914,519,772

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$20,356,400	$22,974,046

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN EQUITY INCOME VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$853,499,768	$42,221,435	*	$—	$895,721,203
Repurchase Agreements	—	22,523,359		—	22,523,359

Total	$853,499,768	$64,744,794		$—	$918,244,562

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 98.6%
Aerospace & Defense — 4.9%
Carpenter Technology Corp.	4,079	$1,001,558
Curtiss-Wright Corp.	770	418,064
HEICO Corp., Class A	10,256	2,605,947
Howmet Aerospace, Inc.	15,640	3,069,037
StandardAero, Inc.(1)	1,010	27,563
Woodward, Inc.	5,610	1,417,703

		8,539,872

Banks — 8.1%
Associated Banc-Corp	28,209	725,253
Bancorp, Inc.(1)	46,908	3,512,940
Comerica, Inc.	25,112	1,720,674
Eastern Bankshares, Inc.	68,685	1,246,633
First Horizon Corp.	58,772	1,328,835
Hokuhoku Financial Group, Inc. (Japan)	43,860	1,151,897
Pathward Financial, Inc.	9,102	673,639
Piraeus Financial Holdings SA (Greece)	62,663	531,150
Popular, Inc.	18,594	2,361,624
Synovus Financial Corp.	17,726	869,992

		14,122,637

Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	266	56,238
Celsius Holdings, Inc.(1)	8,824	507,292
Coca-Cola Consolidated, Inc.	3,317	388,619

		952,149

Biotechnology — 1.7%
Exact Sciences Corp.(1)	12,710	695,364
Legend Biotech Corp., ADR(1)	16,700	544,587
Roivant Sciences Ltd.(1)	14,000	211,820
Soleno Therapeutics, Inc.(1)	6,000	405,600
United Therapeutics Corp.(1)	750	314,407
Veracyte, Inc.(1)	23,420	804,009

		2,975,787

Building Products — 1.7%
Carlisle Cos., Inc.	3,656	1,202,678
Owens Corning	4,140	585,644
Simpson Manufacturing Co., Inc.	1,820	304,777
Trex Co., Inc.(1)	16,070	830,337

		2,923,436

Capital Markets — 2.2%
AllianceBernstein Holding LP	6,188	236,505
Amundi SA (France)(2)	7,110	566,248
Blue Owl Capital, Inc.	52,146	882,832
Marex Group PLC	26,610	894,628
Palmer Square Capital BDC, Inc.	17,770	218,038
Patria Investments Ltd., Class A	55,913	816,330
Virtu Financial, Inc., Class A	8,735	310,093

		3,924,674

Chemicals — 1.5%
Avient Corp.	19,472	641,602
RPM International, Inc.	12,077	1,423,637
Westlake Corp.	6,364	490,410

		2,555,649

Commercial Services & Supplies — 1.0%
Brink’s Co.	15,766	1,842,415

		1,842,415

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Communications Equipment — 0.9%
Ciena Corp.(1)	11,437	$1,666,028

		1,666,028

Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	520	429,094
EMCOR Group, Inc.	2,980	1,935,629
Legence Corp., Class A(1)	1,252	38,574
WillScot Holdings Corp.	34,235	722,701

		3,125,998

Construction Materials — 0.6%
Eagle Materials, Inc.	4,619	1,076,412

		1,076,412

Consumer Finance — 1.2%
FirstCash Holdings, Inc.	3,047	482,706
SLM Corp.	58,227	1,611,723

		2,094,429

Consumer Staples Distribution & Retail — 3.3%
Albertsons Cos., Inc., Class A	15,667	274,329
BJ’s Wholesale Club Holdings, Inc.(1)	8,993	838,597
Casey’s General Stores, Inc.	2,335	1,320,022
Maplebear, Inc.(1)	7,777	285,883
Performance Food Group Co.(1)	12,833	1,335,145
Sprouts Farmers Market, Inc.(1)	5,450	592,960
U.S. Foods Holding Corp.(1)	15,627	1,197,341

		5,844,277

Containers & Packaging — 0.6%
Crown Holdings, Inc.	10,146	980,002

		980,002

Diversified Consumer Services — 1.3%
Duolingo, Inc.(1)	2,798	900,508
Service Corp. International	17,286	1,438,541

		2,339,049

Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.(1)	12,762	476,661
Iridium Communications, Inc.	2,549	44,505

		521,166

Electric Utilities — 1.0%
IDACORP, Inc.	1,641	216,858
OGE Energy Corp.	15,568	720,331
Pinnacle West Capital Corp.	3,291	295,071
TXNM Energy, Inc.	10,121	572,343

		1,804,603

Electrical Equipment — 1.6%
Acuity, Inc.	1,420	489,034
nVent Electric PLC	13,090	1,291,197
Regal Rexnord Corp.	6,652	954,163

		2,734,394

Electronic Equipment, Instruments & Components — 2.7%
Belden, Inc.	5,252	631,658
Coherent Corp.(1)	16,661	1,794,723
Jabil, Inc.	5,048	1,096,274
TD SYNNEX Corp.	7,772	1,272,665

		4,795,320

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 0.6%
Liberty Energy, Inc.	23,787	$293,532
Weatherford International PLC	12,398	848,395

		1,141,927

Entertainment — 0.1%
IMAX Corp. (Canada)(1)	1,979	64,812
Warner Music Group Corp., Class A	5,375	183,073

		247,885

Financial Services — 1.3%
Chime Financial, Inc., Class A(1)	6,863	138,427
Essent Group Ltd.	9,813	623,714
UWM Holdings Corp.	84,255	513,113
Voya Financial, Inc.	12,603	942,704

		2,217,958

Food Products — 0.4%
Darling Ingredients, Inc.(1)	10,812	333,767
Ingredion, Inc.	3,421	417,738

		751,505

Gas Utilities — 1.2%
National Fuel Gas Co.	8,729	806,298
Southwest Gas Holdings, Inc.	6,863	537,647
UGI Corp.	21,039	699,757

		2,043,702

Ground Transportation — 2.0%
Landstar System, Inc.	8,878	1,088,088
XPO, Inc.(1)	19,331	2,498,918

		3,587,006

Health Care Equipment & Supplies — 2.2%
Insulet Corp.(1)	1,800	555,714
Masimo Corp.(1)	12,000	1,770,600
Penumbra, Inc.(1)	5,750	1,456,590

		3,782,904

Health Care Providers & Services — 2.6%
BrightSpring Health Services, Inc.(1)	40,000	1,182,400
Chemed Corp.	1,400	626,836
Hims & Hers Health, Inc.(1)	4,200	238,224
Privia Health Group, Inc.(1)	23,410	582,909
Surgery Partners, Inc.(1)	16,720	361,821
Tenet Healthcare Corp.(1)	8,000	1,624,320

		4,616,510

Health Care REITs — 0.7%
Ventas, Inc.	17,333	1,213,137

		1,213,137

Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	2,340	171,171

		171,171

Hotels, Restaurants & Leisure — 2.7%
Aramark	37,694	1,447,450
Brinker International, Inc.(1)	2,021	256,020
Cava Group, Inc.(1)	8,570	517,714
Hilton Grand Vacations, Inc.(1)	14,578	609,506
Sportradar Group AG, Class A(1)	16,995	457,165
Wingstop, Inc.	1,940	488,259

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Hotels, Restaurants & Leisure — (continued)
Wyndham Hotels & Resorts, Inc.	11,481	$917,332

		4,693,446

Household Durables — 2.3%
Somnigroup International, Inc.	23,160	1,953,083
Taylor Morrison Home Corp.(1)	12,206	805,718
Toll Brothers, Inc.	8,716	1,204,028

		3,962,829

Independent Power and Renewable Electricity Producers — 1.1%
Ormat Technologies, Inc.	5,133	494,051
Talen Energy Corp.(1)	3,524	1,499,039

		1,993,090

Industrial REITs — 1.1%
EastGroup Properties, Inc.	5,570	942,778
Terreno Realty Corp.	17,500	993,125

		1,935,903

Insurance — 4.0%
American Financial Group, Inc.	14,522	2,116,146
Baldwin Insurance Group, Inc., Class A(1)	47,276	1,333,656
Brighthouse Financial, Inc.(1)	9,416	499,801
Reinsurance Group of America, Inc.	8,293	1,593,334
Selective Insurance Group, Inc.	6,486	525,820
Unum Group	12,489	971,395

		7,040,152

Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.(1)	18,137	197,875

		197,875

IT Services — 2.2%
Kyndryl Holdings, Inc.(1)	31,150	935,435
Okta, Inc.(1)	16,346	1,498,928
Twilio, Inc., Class A(1)	14,432	1,444,499

		3,878,862

Life Sciences Tools & Services — 1.2%
10X Genomics, Inc., Class A(1)	15,000	175,350
Bruker Corp.	9,500	308,655
Repligen Corp.(1)	7,620	1,018,565
Sartorius Stedim Biotech (France)	2,760	558,775

		2,061,345

Machinery — 5.7%
Allison Transmission Holdings, Inc.	8,496	721,140
Chart Industries, Inc.(1)	4,200	840,630
Crane Co.	9,670	1,780,634
Dover Corp.	4,990	832,482
Esab Corp.	16,570	1,851,532
Flowserve Corp.	31,915	1,695,963
ITT, Inc.	12,791	2,286,519

		10,008,900

Marine Transportation — 0.7%
Kirby Corp.(1)	14,452	1,206,019

		1,206,019

Media — 0.8%
EchoStar Corp., Class A(1)	7,805	595,990
Magnite, Inc.(1)	2,663	58,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — (continued)
New York Times Co., Class A	8,248	$473,435
News Corp., Class B	1,931	66,716
Nexstar Media Group, Inc.	1,481	292,853

		1,486,994

Metals & Mining — 1.7%
Cleveland-Cliffs, Inc.(1)	55,986	683,029
Lundin Mining Corp. (Canada)	60,111	896,676
Reliance, Inc.	5,013	1,407,801

		2,987,506

Office REITs — 0.8%
Douglas Emmett, Inc.	32,210	501,510
Postal Realty Trust, Inc., Class A	55,238	866,684

		1,368,194

Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.(1)	39,337	1,320,150
Expand Energy Corp.	7,206	765,566
HF Sinclair Corp.	17,487	915,270
Northern Oil & Gas, Inc.	16,118	399,726
Permian Resources Corp.	84,575	1,082,560
Plains All American Pipeline LP	29,724	507,091
Targa Resources Corp.	4,106	687,919

		5,678,282

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	9,116	809,865

		809,865

Personal Care Products — 0.4%
BellRing Brands, Inc.(1)	6,775	246,271
e.l.f. Beauty, Inc.(1)	3,067	406,316

		652,587

Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(1)	40,000	805,600
Royalty Pharma PLC, Class A	16,700	589,176

		1,394,776

Professional Services — 1.5%
CACI International, Inc., Class A(1)	3,520	1,755,706
KBR, Inc.	18,210	861,151

		2,616,857

Real Estate Management & Development — 0.8%
Compass, Inc., Class A(1)	38,910	312,447
Jones Lang LaSalle, Inc.(1)	3,670	1,094,688

		1,407,135

Residential REITs — 1.0%
American Homes 4 Rent, Class A	18,730	622,773
Camden Property Trust	3,980	424,984
Sun Communities, Inc.	5,030	648,870

		1,696,627

Retail REITs — 0.9%
Macerich Co.	24,850	452,270
Tanger, Inc.	8,930	302,191
Urban Edge Properties	40,790	834,972

		1,589,433

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(1)	31,069	$907,215
MACOM Technology Solutions Holdings, Inc.(1)	9,344	1,163,234
MKS, Inc.	8,028	993,626
Onto Innovation, Inc.(1)	6,404	827,525
Rambus, Inc.(1)	11,290	1,176,418

		5,068,018

Software — 3.7%
Appfolio, Inc., Class A(1)	2,851	785,907
BitMine Immersion Technologies, Inc.(1)	270	14,021
Cellebrite DI Ltd.(1)	13,206	244,707
Commvault Systems, Inc.(1)	4,603	868,954
CyberArk Software Ltd.(1)	832	401,981
Dynatrace, Inc.(1)	25,989	1,259,167
Gen Digital, Inc.	12,873	365,465
Guidewire Software, Inc.(1)	6,556	1,506,962
Netskope, Inc., Class A(1)	500	11,365
Nutanix, Inc., Class A(1)	9,711	722,401
PTC, Inc.(1)	1,623	329,502

		6,510,432

Specialized REITs — 1.3%
CubeSmart	16,839	684,674
Four Corners Property Trust, Inc.	33,730	823,012
Outfront Media, Inc.	43,161	790,709

		2,298,395

Specialty Retail — 3.8%
Aritzia, Inc. (Canada)(1)	12,451	753,126
Bath & Body Works, Inc.	27,417	706,262
Burlington Stores, Inc.(1)	4,168	1,060,756
Chewy, Inc., Class A(1)	17,335	701,201
Dick’s Sporting Goods, Inc.	6,929	1,539,762
Floor & Decor Holdings, Inc., Class A(1)	10,471	771,713
Murphy USA, Inc.	1,924	747,012
Williams-Sonoma, Inc.	2,199	429,794

		6,709,626

Technology Hardware, Storage & Peripherals — 0.9%
Pure Storage, Inc., Class A(1)	570	47,772
Western Digital Corp.	12,364	1,484,422

		1,532,194

Textiles, Apparel & Luxury Goods — 1.9%
Amer Sports, Inc.(1)	20,723	720,124
Birkenstock Holding PLC(1)	16,429	743,412
Capri Holdings Ltd.(1)	24,935	496,705
PVH Corp.	8,179	685,155
Tapestry, Inc.	6,626	750,196

		3,395,592

Trading Companies & Distributors — 2.4%
Core & Main, Inc., Class A(1)	16,010	861,818
Watsco, Inc.	2,820	1,140,126
WESCO International, Inc.	10,119	2,140,169

		4,142,113

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Water Utilities — 0.1%
Essential Utilities, Inc.	3,661	$146,074

		146,074

Total Common Stocks (Cost $134,934,248)		173,061,123

	Principal Amount	Value

U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
4.485% due 10/30/2025(3)	$120,000	119,608

Total U.S. Treasury Bills (Cost $119,593)		119,608

Repurchase Agreements — 1.6%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $2,798,789, due 10/1/2025(4)	2,798,691	2,798,691

Total Repurchase Agreements (Cost $2,798,691)		2,798,691

Total Investments — 100.3% (Cost $137,852,532)		175,979,422

Liabilities in excess of other assets — (0.3)%		(591,964)

Total Net Assets — 100.0%		$175,387,458

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of this security amounted to $566,248, representing 0.3% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Interest rate shown reflects the discount rate at time of purchase.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	4/15/2027	$2,764,400	$2,854,855

Open futures contracts at September 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P MidCap 400 E-mini	December 2025	2	Long	$669,204	$657,240	$(11,964)

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$170,253,053	$2,808,070	*	$—	$173,061,123
U.S. Treasury Bills	—	119,608		—	119,608
Repurchase Agreements	—	2,798,691		—	2,798,691

Total	$170,253,053	$5,726,369		$—	$175,979,422

Other Financial Instruments
Futures Contracts
Liabilities	$(11,964)	$—		$—	$(11,964)

Total	$(11,964)	$—		$—	$(11,964)

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Agency Mortgage-Backed Securities — 24.2%
Federal Home Loan Mortgage Corp.
3.00% due 5/1/2033	$6,196,071	$6,064,605
Federal National Mortgage Association
3.00% due 4/1/2033	4,612,491	4,551,597
3.00% due 9/1/2034	6,378,884	6,190,642
3.00% due 5/1/2037	6,031,338	5,875,384
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K-065, Class A2
3.243% due 4/25/2027	2,900,000	2,869,265
Series K-068, Class A2
3.244% due 8/25/2027	7,000,000	6,917,940

Total Agency Mortgage-Backed Securities (Cost $32,302,489)		32,469,433

Asset-Backed Securities — 24.6%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937% due 8/15/2046(1)	900,000	878,469
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A
1.66% due 2/20/2028(1)	1,100,000	1,068,202
CARDS II Trust
Series 2025-1A, Class A
4.63% due 3/15/2031(1)	3,000,000	3,028,093
Citizens Auto Receivables Trust
Series 2024-1, Class A3
5.11% due 4/17/2028(1)	865,257	870,193
CNH Equipment Trust
Series 2024-A, Class A3
4.77% due 6/15/2029	1,000,000	1,008,698
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2
4.50% due 5/20/2049(1)	450,000	442,462
DLLMT LLC
Series 2024-1A, Class A3
4.84% due 8/21/2028(1)	1,000,000	1,010,884
GMF Floorplan Owner Revolving Trust
Series 2025-1A, Class C
4.88% due 3/15/2029(1)	2,900,000	2,918,422
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A
4.91% due 9/25/2029(1)	2,900,000	2,925,472
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91% due 4/20/2028(1)	495,000	495,779
Kubota Credit Owner Trust
Series 2025-1A, Class A3
4.67% due 6/15/2029(1)	405,000	410,874
Series 2025-1A, Class A4
4.87% due 7/15/2030(1)	405,000	415,368
NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2
5.12% due 3/15/2029(1)	1,000,000	1,014,899
Series 2025-1A, Class B
4.89% due 2/15/2030(1)	3,000,000	3,001,643
Octagon Investment Partners 36 Ltd.
Series 2018-1A, Class B
5.969% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,210,014

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Asset-Backed Securities — (continued)
Oscar U.S. Funding XV LLC
Series 2023-1A, Class A3
5.81% due 12/10/2027(1)	$507,306	$510,370
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71% due 1/22/2030(1)	610,000	612,111
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class C
5.09% due 6/20/2029(1)	2,650,000	2,653,497
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A
1.07% due 2/27/2034(1)	1,735,000	1,713,150
Verizon Master Trust
Series 2025-3, Class C
4.90% due 3/20/2030	2,900,000	2,915,967
Westlake Automobile Receivables Trust
Series 2023-4A, Class A3
6.24% due 7/15/2027(1)	826,634	829,422
Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1
4.80% due 9/19/2039(1)	232,083	234,370
Series 2024-3A, Class B
5.07% due 9/19/2039(1)	195,000	198,475
Series 2025-1A, Class C
5.08% due 1/18/2040(1)	2,500,000	2,530,518

Total Asset-Backed Securities (Cost $32,668,087)		32,897,352

Corporate Bonds & Notes — 34.8%
Airlines — 1.0%
Delta Air Lines, Inc.
4.95% due 7/10/2028	1,345,000	1,361,323

		1,361,323

Biotechnology — 0.4%
Amgen, Inc.
5.15% due 3/2/2028	500,000	511,672

		511,672

Commercial Banks — 13.4%
Bank of America Corp.
3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	492,372
3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	996,006
4.979% (4.979% fixed rate until 1/24/2028; 1 day USD SOFR + 0.83% thereafter) due 1/24/2029(2)	940,000	957,375
5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	500,918
Citibank NA
4.576% due 5/29/2027	2,570,000	2,592,739

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Commercial Banks — (continued)
Goldman Sachs Group, Inc.
6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	$2,700,000	$2,873,284
JPMorgan Chase & Co.
1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	974,790
4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,425,241
5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	515,165
Morgan Stanley
5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	1,900,000	1,944,900
Morgan Stanley Bank NA
4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,014,783
Royal Bank of Canada
5.069% (5.069% fixed rate until 7/23/2026; 1 day USD SOFR + 0.79% thereafter) due 7/23/2027(2)	750,000	755,566
Wells Fargo & Co.
5.574% (5.574% fixed rate until 7/25/2028; 1 day USD SOFR + 2.04% thereafter) due 7/25/2029(2)	2,800,000	2,901,785

		17,944,924

Computers — 1.1%
Dell International LLC/EMC Corp.
4.75% due 4/1/2028	1,450,000	1,471,260

		1,471,260

Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45% due 4/3/2026	1,400,000	1,399,838
American Express Co.
5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	1,100,000	1,114,762
Aviation Capital Group LLC
6.75% due 10/25/2028(1)	1,300,000	1,382,654
OneMain Finance Corp.
3.875% due 9/15/2028	1,100,000	1,057,174

		4,954,428

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Electrical Components & Equipment — 1.0%
Molex Electronic Technologies LLC
4.75% due 4/30/2028(1)	$1,400,000	$1,413,714

		1,413,714

Food — 2.2%
Mars, Inc.
4.55% due 4/20/2028(1)	2,870,000	2,906,452

		2,906,452

Healthcare-Services — 0.8%
HCA, Inc.
5.20% due 6/1/2028	1,000,000	1,024,144

		1,024,144

Insurance — 1.2%
Aspen Insurance Holdings Ltd.
5.75% due 7/1/2030	830,000	868,705
Athene Global Funding
5.516% due 3/25/2027(1)	700,000	712,730

		1,581,435

Leisure Time — 0.4%
Royal Caribbean Cruises Ltd.
5.375% due 7/15/2027(1)	500,000	504,426

		504,426

Lodging — 0.9%
Las Vegas Sands Corp.
5.90% due 6/1/2027	1,000,000	1,020,213
Marriott International, Inc.
Series R
3.125% due 6/15/2026	200,000	198,536

		1,218,749

Oil & Gas — 0.5%
Diamondback Energy, Inc.
3.25% due 12/1/2026	200,000	197,888
Hess Corp.
4.30% due 4/1/2027	500,000	501,651

		699,539

Pipelines — 1.8%
DT Midstream, Inc.
4.125% due 6/15/2029(1)	1,370,000	1,336,660
Williams Cos., Inc.
5.30% due 8/15/2028	1,000,000	1,031,039

		2,367,699

Real Estate Investment Trusts — 2.4%
American Tower Corp.
5.80% due 11/15/2028	500,000	522,113
Extra Space Storage LP
3.50% due 7/1/2026	500,000	497,679
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50% due 8/1/2030	670,000	683,132
VICI Properties LP
4.75% due 4/1/2028	1,450,000	1,465,118

		3,168,042

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — 0.3%
Oracle Corp.
2.30% due 3/25/2028	$500,000	$478,042

		478,042

Telecommunications — 3.7%
NTT Finance Corp.
4.567% due 7/16/2027(1)	2,100,000	2,115,144
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 3/20/2028(1)	2,350,000	2,358,894
T-Mobile USA, Inc.
3.75% due 4/15/2027	500,000	497,027

		4,971,065

Total Corporate Bonds & Notes (Cost $45,962,610)		46,576,914

Non-Agency Mortgage-Backed Securities — 1.5%
Brean Asset-Backed Securities Trust
Series 2025-RM11, Class A1
4.75% due 5/25/2065(1)(2)(3)	2,095,040	2,055,970

Total Non-Agency Mortgage-Backed Securities (Cost $2,020,636)		2,055,970

U.S. Government Securities — 10.1%
U.S. Treasury Notes
3.875% due 7/31/2027	13,500,000	13,555,371

Total U.S. Government Securities (Cost $13,554,039)		13,555,371

Repurchase Agreements — 4.6%
Fixed Income Clearing Corp.,
1.26%, dated 9/30/2025, proceeds at maturity value of $6,104,007, due 10/1/2025(4)	6,103,794	6,103,794

Total Repurchase Agreements (Cost $6,103,794)		6,103,794

Total Investments — 99.8% (Cost $132,611,655)		133,658,834

Assets in excess of other liabilities — 0.2%		251,519

Total Net Assets — 100.0%		$133,910,353

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At September 30, 2025, the aggregate market value of these securities amounted to $43,759,331, representing 32.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Index Note	0.125%	4/15/2027	$5,516,600	$6,226,039

Legend:

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$32,469,433	$—	$32,469,433
Asset-Backed Securities	—	32,897,352	—	32,897,352
Corporate Bonds & Notes	—	46,576,914	—	46,576,914
Non-Agency Mortgage-Backed Securities	—	2,055,970	—	2,055,970
U.S. Government Securities	—	13,555,371	—	13,555,371
Repurchase Agreements	—	6,103,794	—	6,103,794

Total	$—	$133,658,834	$—	$133,658,834

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 98.1%
Aerospace & Defense — 3.7%
BWX Technologies, Inc.	21,501	$3,964,139
Melrose Industries PLC (United Kingdom)	499,631	4,116,596

		8,080,735

Automobile Components — 1.1%
Gentherm, Inc.(1)	70,015	2,384,711

		2,384,711

Banks — 5.7%
Ameris Bancorp	48,218	3,534,862
Axos Financial, Inc.(1)	28,428	2,406,430
Webster Financial Corp.	55,232	3,282,990
Wintrust Financial Corp.	23,527	3,115,916

		12,340,198

Building Products — 4.9%
AAON, Inc.	36,766	3,435,415
AZZ, Inc.	26,745	2,918,682
Carlisle Cos., Inc.	12,906	4,245,558

		10,599,655

Capital Markets — 2.8%
Cboe Global Markets, Inc.	11,743	2,879,971
Raymond James Financial, Inc.	18,944	3,269,734

		6,149,705

Chemicals — 2.3%
Ashland, Inc.	38,482	1,843,673
Westlake Corp.	41,727	3,215,482

		5,059,155

Commercial Services & Supplies — 1.5%
Republic Services, Inc.	14,469	3,320,346

		3,320,346

Construction & Engineering — 1.6%
API Group Corp.(1)	103,182	3,546,365

		3,546,365

Containers & Packaging — 2.7%
Crown Holdings, Inc.	32,045	3,095,226
International Paper Co.	58,599	2,718,994

		5,814,220

Diversified Consumer Services — 0.5%
Service Corp. International	13,433	1,117,894

		1,117,894

Electrical Equipment — 3.4%
Allient, Inc.	83,151	3,721,007
Regal Rexnord Corp.	24,830	3,561,615

		7,282,622

Electronic Equipment, Instruments & Components — 4.9%
Littelfuse, Inc.	12,541	3,248,244
Ralliant Corp.	65,097	2,846,692
Teledyne Technologies, Inc.(1)	7,617	4,463,867

		10,558,803

Entertainment — 1.4%
Roku, Inc.(1)	31,055	3,109,537

		3,109,537

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — 1.5%
Essent Group Ltd.	52,258	$3,321,519

		3,321,519

Health Care Equipment & Supplies — 2.1%
Haemonetics Corp.(1)	36,018	1,755,517
LivaNova PLC(1)	51,297	2,686,937

		4,442,454

Health Care Providers & Services — 2.8%
HealthEquity, Inc.(1)	39,559	3,749,006
Humana, Inc.	8,685	2,259,577

		6,008,583

Health Care Technology — 0.5%
Schrodinger, Inc.(1)	49,647	995,919

		995,919

Hotels, Restaurants & Leisure — 2.8%
DraftKings, Inc., Class A(1)	62,021	2,319,586
Planet Fitness, Inc., Class A(1)	36,184	3,755,899

		6,075,485

Household Durables — 1.4%
Toll Brothers, Inc.	21,203	2,928,982

		2,928,982

Household Products — 0.6%
Church & Dwight Co., Inc.	13,964	1,223,665

		1,223,665

Industrial REITs — 1.3%
Terreno Realty Corp.	49,440	2,805,720

		2,805,720

Insurance — 8.3%
Arch Capital Group Ltd.	32,200	2,921,506
Axis Capital Holdings Ltd.	28,818	2,760,764
First American Financial Corp.	45,369	2,914,505
HCI Group, Inc.	12,958	2,487,029
Reinsurance Group of America, Inc.	17,478	3,358,048
Unum Group	44,836	3,487,344

		17,929,196

IT Services — 1.6%
Okta, Inc.(1)	38,738	3,552,275

		3,552,275

Life Sciences Tools & Services — 3.6%
Azenta, Inc.(1)	86,091	2,472,534
Bio-Rad Laboratories, Inc., Class A(1)	14,003	3,926,301
Bruker Corp.	45,727	1,485,670

		7,884,505

Marine Transportation — 1.4%
Kirby Corp.(1)	35,097	2,928,845

		2,928,845

Metals & Mining — 1.4%
Commercial Metals Co.	53,633	3,072,098

		3,072,098

Oil, Gas & Consumable Fuels — 2.3%
Antero Resources Corp.(1)	95,659	3,210,316

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Coterra Energy, Inc.	72,410	$1,712,497

		4,922,813

Paper & Forest Products — 1.6%
Louisiana-Pacific Corp.	40,085	3,561,151

		3,561,151

Passenger Airlines — 1.1%
Alaska Air Group, Inc.(1)	48,097	2,394,269

		2,394,269

Professional Services — 1.3%
TransUnion	32,807	2,748,571

		2,748,571

Residential REITs — 1.4%
Sun Communities, Inc.	24,247	3,127,863

		3,127,863

Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc.(1)	88,360	2,580,112
Marvell Technology, Inc.	78,142	6,569,398
ON Semiconductor Corp.(1)	60,427	2,979,655

		12,129,165

Software — 5.0%
CCC Intelligent Solutions Holdings, Inc.(1)	334,955	3,051,440
Dynatrace, Inc.(1)	73,802	3,575,707
Q2 Holdings, Inc.(1)	24,836	1,797,878
SPS Commerce, Inc.(1)	22,150	2,306,701

		10,731,726

Specialized REITs — 2.9%
CubeSmart	73,232	2,977,613
SBA Communications Corp.	16,486	3,187,568

		6,165,181

Specialty Retail — 7.6%
AutoNation, Inc.(1)	13,723	3,002,181
Burlington Stores, Inc.(1)	12,329	3,137,731
Chewy, Inc., Class A(1)	86,476	3,497,954
National Vision Holdings, Inc.(1)	141,976	4,144,279
Revolve Group, Inc.(1)	130,848	2,787,062

		16,569,207

Trading Companies & Distributors — 3.5%
Herc Holdings, Inc.	19,758	2,304,968
QXO, Inc.(1)	194,740	3,711,744
WESCO International, Inc.	7,675	1,623,263

		7,639,975

Total Common Stocks (Cost $191,353,442)		212,523,113

Exchange-Traded Funds — 1.6%
SPDR S&P Biotech ETF	34,383	3,445,177

Total Exchange-Traded Funds (Cost $2,690,854)		3,445,177

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $1,137,189, due 10/1/2025(2)	$1,137,149	$1,137,149

Total Repurchase Agreements (Cost $1,137,149)		1,137,149

Total Investments — 100.2% (Cost $195,181,445)		217,105,439

Liabilities in excess of other assets — (0.2)%		(327,006)

Total Net Assets — 100.0%		$216,778,433

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	4/15/2027	$1,123,200	$1,159,936

Legend:

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$208,406,517	$4,116,596	*	$—	$212,523,113
Exchange-Traded Funds	3,445,177	—		—	3,445,177
Repurchase Agreements	—	1,137,149		—	1,137,149

Total	$211,851,694	$5,253,745		$—	$217,105,439

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — 98.0%
Aerospace & Defense — 2.9%
BAE Systems PLC, ADR	20,350	$2,273,502
L3Harris Technologies, Inc.	11,313	3,455,103

		5,728,605

Banks — 3.6%
Bank of America Corp.	57,990	2,991,704
JPMorgan Chase & Co.	10,175	3,209,500
M&T Bank Corp.	5,243	1,036,122

		7,237,326

Beverages — 1.4%
Coca-Cola Co.	28,687	1,902,522
Monster Beverage Corp.(1)	14,320	963,879

		2,866,401

Biotechnology — 3.3%
AbbVie, Inc.	13,794	3,193,863
Gilead Sciences, Inc.	30,092	3,340,212

		6,534,075

Broadline Retail — 3.4%
Amazon.com, Inc.(1)	30,645	6,728,723

		6,728,723

Capital Markets — 2.9%
Cboe Global Markets, Inc.	8,271	2,028,463
CME Group, Inc.	2,475	668,720
MSCI, Inc.	2,313	1,312,419
S&P Global, Inc.	3,657	1,779,899

		5,789,501

Commercial Services & Supplies — 0.5%
Veralto Corp.	8,900	948,829

		948,829

Communications Equipment — 1.8%
Cisco Systems, Inc.	30,985	2,119,993
Motorola Solutions, Inc.	3,482	1,592,284

		3,712,277

Construction & Engineering — 0.6%
Stantec, Inc.	10,796	1,163,809

		1,163,809

Diversified Consumer Services — 0.3%
ADT, Inc.	82,290	716,746

		716,746

Electric Utilities — 1.5%
American Electric Power Co., Inc.	26,708	3,004,650

		3,004,650

Electrical Equipment — 0.4%
Eaton Corp. PLC	2,178	815,116

		815,116

Entertainment — 1.1%
Netflix, Inc.(1)	1,822	2,184,432

		2,184,432

Financial Services — 4.6%
Corpay, Inc.(1)	3,501	1,008,498
Fiserv, Inc.(1)	13,221	1,704,584

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Financial Services — (continued)
Mastercard, Inc., Class A	4,390	$2,497,076
Visa, Inc., Class A	11,919	4,068,908

		9,279,066

Health Care Equipment & Supplies — 1.0%
Medtronic PLC	20,691	1,970,611

		1,970,611

Health Care Providers & Services — 2.8%
McKesson Corp.	4,824	3,726,733
UnitedHealth Group, Inc.	5,326	1,839,068

		5,565,801

Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	465	2,510,661
Compass Group PLC, ADR	73,417	2,522,608
Yum! Brands, Inc.	11,028	1,676,256

		6,709,525

Household Products — 1.2%
Colgate-Palmolive Co.	19,175	1,532,850
Procter & Gamble Co.	5,514	847,226

		2,380,076

Insurance — 4.1%
American Financial Group, Inc.	6,094	888,018
Everest Group Ltd.	1,676	586,986
Hanover Insurance Group, Inc.	5,170	939,027
Marsh & McLennan Cos., Inc.	8,277	1,668,064
Reinsurance Group of America, Inc.	3,077	591,184
Travelers Cos., Inc.	7,419	2,071,533
Willis Towers Watson PLC	4,321	1,492,689

		8,237,501

Interactive Media & Services — 6.6%
Alphabet, Inc., Class C	35,455	8,635,065
Meta Platforms, Inc., Class A	6,200	4,553,156

		13,188,221

IT Services — 0.5%
Amdocs Ltd.	13,458	1,104,229

		1,104,229

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	2,595	1,258,627

		1,258,627

Media — 0.7%
New York Times Co., Class A	24,248	1,391,835

		1,391,835

Multi-Utilities — 1.4%
Ameren Corp.	26,150	2,729,537

		2,729,537

Office REITs — 0.4%
COPT Defense Properties	27,650	803,509

		803,509

Oil, Gas & Consumable Fuels — 1.7%
Exxon Mobil Corp.	10,047	1,132,799

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2025 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
Shell PLC, ADR	33,149	$2,371,148

		3,503,947

Pharmaceuticals — 3.4%
Eli Lilly & Co.	3,198	2,440,074
Merck & Co., Inc.	36,339	3,049,932
Zoetis, Inc.	8,610	1,259,815

		6,749,821

Professional Services — 7.1%
Automatic Data Processing, Inc.	7,184	2,108,504
Experian PLC, ADR	34,115	1,712,914
Genpact Ltd.	25,860	1,083,275
Jacobs Solutions, Inc.	6,568	984,280
Leidos Holdings, Inc.	15,727	2,971,774
RELX PLC, ADR	46,637	2,227,383
SS&C Technologies Holdings, Inc.	19,097	1,695,050
Wolters Kluwer NV, ADR	10,097	1,384,905

		14,168,085

Semiconductors & Semiconductor Equipment — 10.0%
Analog Devices, Inc.	9,222	2,265,845
Broadcom, Inc.	18,796	6,200,988
NVIDIA Corp.	43,396	8,096,826
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,168	3,398,401

		19,962,060

Software — 16.0%
Intuit, Inc.	4,873	3,327,820
Microsoft Corp.	33,004	17,094,422
Nice Ltd., ADR(1)	11,228	1,625,590
Oracle Corp.	9,677	2,721,559
Roper Technologies, Inc.	3,600	1,795,284
Salesforce, Inc.	8,830	2,092,710
ServiceNow, Inc.(1)	3,591	3,304,726

		31,962,111

Specialized REITs — 0.4%
Extra Space Storage, Inc.	5,550	782,217

		782,217

Specialty Retail — 2.2%
AutoZone, Inc.(1)	806	3,457,934
O’Reilly Automotive, Inc.(1)	9,725	1,048,452

		4,506,386

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	39,903	10,160,501

		10,160,501

Tobacco — 1.2%
Philip Morris International, Inc.	14,953	2,425,376

		2,425,376

Total Common Stocks (Cost $142,728,723)		196,269,532

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

September 30, 2025 (unaudited)	Principal Amount	Value

Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 1.26%, dated 9/30/2025, proceeds at maturity value of $4,358,785, due 10/1/2025(2)	$4,358,633	$4,358,633

Total Repurchase Agreements (Cost $4,358,633)		4,358,633

Total Investments — 100.2% (Cost $147,087,356)		200,628,165

Liabilities in excess of other assets — (0.2)%		(379,275)

Total Net Assets — 100.0%		$200,248,890

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.50%	4/15/2027	$4,305,100	$4,445,836

Legend:

ADR – American Depositary Receipt

REITs – Real Estate Investment Trusts

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$196,269,532	$—	$—	$196,269,532
Repurchase Agreements	—	4,358,633	—	4,358,633

Total	$196,269,532	$4,358,633	$—	$200,628,165

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuations

The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Funds pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Funds.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value. Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded. Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue.

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of September 30, 2025, Guardian Large Cap Fundamental Growth VIP Fund held two illiquid securities and Guardian Mid Cap Relative Value VIP Fund held three illiquid securities.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. As of September 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of September 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of September 30, 2025, Guardian Large Cap Fundamental Growth VIP held two securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swasps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended September 30, 2025, Guardian Core Plus Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund entered into U.S. Treasury futures contracts to manage portfolio duration. During the period ended September 30, 2025, Guardian Select Mid Cap Core VIP Fund entered into equity futures contracts to equitize cash and keep the Fund fully invested.